As filed with the SEC on                    .         Registration No. 333-07451
                         -------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                ----------------


                        Post-Effective Amendment No. 6 to
                                    FORM S-6


                FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
               OF SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED
                                 ON FORM N-8B-2

                                ----------------

                     PRUCO LIFE VARIABLE APPRECIABLE ACCOUNT
                              (Exact Name of Trust)

                          PRUCO LIFE INSURANCE COMPANY
                               (Name of Depositor)

                              213 Washington Street
                          Newark, New Jersey 07102-2992
                                 (800) 778-2255
          (Address and telephone number of principal executive offices)

                                ----------------

                                Thomas C. Castano
                               Assistant Secretary
                          Pruco Life Insurance Company
                              213 Washington Street
                          Newark, New Jersey 07102-2992
                     (Name and address of agent for service)

                                    Copy to:
                                Jeffrey C. Martin
                                 Shea & Gardner
                         1800 Massachusetts Avenue, N.W.
                             Washington, D.C. 20036

                                ----------------


It is proposed that this filing will become effective (check appropriate space):

    [ ] immediately upon filing pursuant to paragraph (b) of Rule 485


    [X] on May 1, 2001 pursuant to paragraph (b) of Rule 485
           -----------
            (date)


    [ ] 60 days after filing pursuant to paragraph (a) of Rule 485

    [ ] on _____________________________ pursuant to paragraph (a) of Rule 485
                   (date)

                              CROSS REFERENCE SHEET
                          (as required by Form N-8B-2)

         N-8B-2 Item Number             Location

                 1.                     Cover Page

                 2.                     Cover Page

                 3.                     Not Applicable

                 4.                     Sale of the Contract and Sales
                                          Commissions

                 5.                     The Pruco Life Variable Appreciable
                                          Account

                 6.                     The Pruco Life Variable Appreciable
                                          Account

                 7.                     Not Applicable

                 8.                     Not Applicable

                 9.                     Litigation

                10.                     Introduction and Summary; Voting Rights;
                                        Charges   and    Expenses;    Short-Term
                                        Cancellation Right, or "Free Look"; Type
                                        of Death  Benefit;  Changing the Type of
                                        Death Benefit;  Contract Date; Premiums;
                                        Allocation   of   Premiums;   Transfers;
                                        Dollar Cost Averaging, Auto-Rebalancing;
                                        How a Contract's  Cash  Surrender  Value
                                        Will   Vary;   How  a  Type  A   (Fixed)
                                        Contract's  Death Benefit Will Vary; How
                                        a Type  B  (Variable)  Contract's  Death
                                        Benefit   Will  Vary;   Surrender  of  a
                                        Contract;   Withdrawals;   Increases  in
                                        Basic  Insurance  Amount;  Decreases  in
                                        Basic   Insurance   Amount;   Lapse  and
                                        Reinstatement;  When  Proceeds are Paid;
                                        Riders;     Other    General    Contract
                                        Provisions; Substitution of Fund Shares

                11. Introduction and Summary; The Pruco Life Variable Appreciable Account

                12.                     Cover Page;  Introduction  and  Summary;
                                        The  Funds;  Sale  of the  Contract  and
                                        Sales Commissions

                13.                     Introduction  and  Summary;  The  Funds;
                                        Charges  and   Expenses;   Sale  of  the
                                        Contract and Sales Commissions

                14. Introduction and Summary; Requirements for Issuance of a Contract

         N-8B-2 Item Number              Location

                15. Introduction and Summary; Allocation of Premiums; Transfers; Dollar Cost Averaging, Auto-Rebalancing; The
                                        Fixed-Rate Option

                16.                     Introduction   and   Summary;   Detailed
                                        Information  for  Prospective   Contract
                                        Owners

                17.                     When Proceeds are Paid

                18.                     The  Pruco  Life  Variable   Appreciable
                                        Account

                19.                     Reports to Contract Owners

                20.                     Not Applicable

                21.                     Contract Loans

                22.                     Not Applicable

                23.                     Not Applicable

                24.                     Other General Contract Provisions

                25.                     Pruco Life Insurance Company

                26.                     Introduction  and  Summary;  The  Funds;
                                        Charges and Expenses

                27.                     Pruco Life Insurance Company; The Funds

                28. Pruco Life Insurance Company; Directors and Officers

                29.                     Pruco Life Insurance Company

                30.                     Not Applicable

                31.                     Not Applicable

                32.                     Not Applicable

                33.                     Not Applicable

                34.                     Not Applicable

                35.                     Pruco Life Insurance Company

                36.                     Not Applicable

                37.                     Not Applicable

         N-8B-2 Item Number              Location

                38.                     Sale   of   the   Contract   and   Sales
                                        Commissions

                39.                     Sale   of   the   Contract   and   Sales
                                        Commissions

                40.                     Not Applicable

                41.                     Sale   of   the   Contract   and   Sales
                                        Commissions

                42.                     Not Applicable

                43.                     Not Applicable

                44. Introduction and Summary; The Funds; How a Contract's Cash Surrender Value Will Vary; How a Type A (Fixed) Contract's Death Benefit Will Vary; How a Type B (Variable) Contract's Death Benefit Will Vary

                45.                     Not Applicable

                46. Introduction and Summary; The Pruco Life Variable Appreciable Account; The Funds

                47.                     The  Pruco  Life  Variable   Appreciable
                                        Account; The Funds

                48.                     Not Applicable

                49.                     Not Applicable

                50.                     Not Applicable

                51.                     Not Applicable

                52.                     Substitution of Fund Shares

                53.                     Tax Treatment of Contract Benefits

                54.                     Not Applicable

                55.                     Not Applicable

                56.                     Not Applicable

                57.                     Not Applicable

                58.                     Not Applicable

                59. Financial Statements; Financial Statements of the Variable Universal Life Subaccounts of Pruco Life Variable Appreciable Account; Consolidated
                                        Financial   Statements   of  Pruco  Life
                                        Insurance Company and Subsidiaries

                                     PART I

                       INFORMATION REQUIRED IN PROSPECTUS

                             Variable Universal Life
                                    Insurance

                                   PROSPECTUS

                                   Pruco Life
                          Variable Appreciable Account


                                   May 1, 2001










                          Pruco Life Insurance Company

PROSPECTUS
May 1, 2001


PRUCO LIFE VARIABLE APPRECIABLE ACCOUNT


Variable Universal Life


This prospectus describes an individual flexible premium variable universal life insurance contract (the "Contract") offered by Pruco Life Insurance Company ("Pruco Life," "us," "we," or "our"). The Contract provides life insurance coverage with flexible premium payments.

Investment Choices:

Variable Universal Life offers a wide variety of investment choices, including 15 variable investment options that invest in mutual funds managed by these leading asset managers:


o        The Prudential Investments Fund Management LLC
o        A I M Advisors, Inc.
o        American Century Investment Management, Inc.
o        Janus Capital Corporation
o        Massachusetts Financial Services Company
o        T. Rowe Price International, Inc.


For a complete list of the 15 available variable investment options and their investment objectives, see The Funds, page 7.

You may also choose to invest your Contract's premiums and its earnings in the fixed-rate option which pays a guaranteed interest rate. See The Fixed-Rate Option, page 9.

This prospectus describes the Contract generally and the Pruco Life Variable Appreciable Account (the "Account"). The attached prospectuses for the Funds and their related statements of additional information describe the investment objectives and the risks of investing in the Fund portfolios. Pruco Life may add additional investment options in the future. Please read this prospectus and keep it for future reference.

The  Securities   and  Exchange   Commission   ("SEC")   maintains  a  Web  site
(http://www.sec.gov) that contains material incorporated by reference and other information regarding registrants that file electronically with the SEC.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

The Contract may be purchased through registered representatives located in banks and other financial institutions. An investment in the Contract is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other governmental agency and may lose value. An investment is also not a condition to the provision or term of any banking service or activity. The participating bank is not a registered broker-dealer and is not affiliated with Pruco Securities Corporation.



                          Pruco Life Insurance Company
                              213 Washington Street
                          Newark, New Jersey 07102-2992
                            Telephone: (800) 778-2255

                               PROSPECTUS CONTENTS
                                                                            Page

DEFINITIONS OF SPECIAL TERMS USED IN THIS PROSPECTUS...........................1

INTRODUCTION AND SUMMARY.......................................................2
   Brief Description of the Contract...........................................2
   Charges.....................................................................2
   Types of Death Benefit......................................................5
   Premium Payments............................................................5
   Refund......................................................................5

GENERAL INFORMATION ABOUT PRUCO LIFE INSURANCE COMPANY,
THE PRUCO LIFE VARIABLE APPRECIABLE ACCOUNT, AND THE
VARIABLE INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT.......................6
   Pruco Life Insurance Company................................................6
   The Pruco Life Variable Appreciable Account.................................6
   The Funds...................................................................7
   Voting Rights...............................................................9
   The Fixed-Rate Option.......................................................9
   Which Investment Option Should Be Selected?................................10

DETAILED INFORMATION FOR PROSPECTIVE CONTRACT OWNERS..........................10
   Charges and Expenses.......................................................10
     Deductions from Premium Payments.........................................11
     Deductions from Portfolios...............................................11
     Daily Deduction from the Contract Fund...................................12
     Monthly Deductions from the Contract Fund................................12
     Surrender Charges........................................................13
     Transaction Charges......................................................14
   Requirements for Issuance of a Contract....................................14
   Short-Term Cancellation Right or "Free-Look"...............................14
   Types of Death Benefit.....................................................14
   Changing the Type of Death Benefit.........................................15
   Contract Date..............................................................15
   Premiums...................................................................16
   Allocation of Premiums.....................................................16
   Death Benefit Guarantee....................................................17
   Transfers..................................................................18
   Dollar Cost Averaging......................................................19
   Auto-Rebalancing...........................................................19
   How a Contract's Cash Surrender Value Will Vary............................19
   How a Type A (Fixed) Contract's Death Benefit Will Vary....................20
   How a Type B (Variable) Contract's Death Benefit Will Vary.................21
   Surrender of a Contract....................................................21
   Withdrawals................................................................22
   Increases in Basic Insurance Amount........................................22
   Decreases in Basic Insurance Amount........................................23
   When Proceeds Are Paid.....................................................23
   Living Needs Benefit.......................................................24
   Illustrations of Cash Surrender Values, Death
     Benefits, and Accumulated Premiums.......................................24
   Contract Loans.............................................................26
   Sale of the Contract and Sales Commissions.................................27
   Tax Treatment of Contract Benefits.........................................27
   Lapse and Reinstatement....................................................29
   Legal Considerations Relating to Sex-Distinct Premiums and Benefits........29
   Other General Contract Provisions..........................................29
   Riders.....................................................................30
   Substitution of Fund Shares................................................30
   Reports to Contract Owners.................................................30
   State Regulation...........................................................30
   Experts....................................................................31

   Litigation.................................................................31
   Additional Information.....................................................31
   Financial Statements.......................................................32

DIRECTORS AND OFFICERS........................................................33

FINANCIAL STATEMENTS OF THE VARIABLE UNIVERSAL LIFE
  SUBACCOUNTS OF THE PRUCO LIFE VARIABLE APPRECIABLE ACCOUNT..................A1

CONSOLIDATED FINANCIAL STATEMENTS OF PRUCO LIFE INSURANCE
  COMPANY AND SUBSIDIARIES....................................................B1

              DEFINITIONS OF SPECIAL TERMS USED IN THIS PROSPECTUS

accumulated net payments -- The actual premium payments you make accumulated at an effective annual rate of 4%, less any withdrawals you make, accumulated at an effective annual rate of 4%.

attained age -- The insured's age on the Contract date plus the number of years since then.

basic insurance amount -- The amount of life insurance as shown in the Contract. Also referred to as "face amount."

cash surrender value -- The amount payable to the Contract owner upon surrender of the Contract. It is equal to the Contract Fund minus any Contract debt and, during the first 10 Contract years, minus the applicable surrender charge. Also referred to in the Contract as "Net Cash Value."

Contract -- The variable universal life insurance policy described in this prospectus.

Contract anniversary -- The same date as the Contract date in each later year.

Contract date -- The date the Contract is effective, as specified in the Contract.

Contract debt -- The principal amount of all outstanding loans plus any interest accrued thereon.

Contract Fund -- The total amount credited to a specific Contract. On any date it is equal to the sum of the amounts in all the variable investment options and the fixed-rate option, and the principal amount of any Contract debt plus any interest earned thereon.

Contract owner -- You. Unless a different owner is named in the application, the owner of the Contract is the insured.

Contract year -- A year that starts on the Contract date or on a Contract anniversary. For any portion of a Contract representing an increase (see page
22), "Contract year" is a year that starts on the effective date of the increase.

death benefit -- If the Contract is not in default, this is the amount we will pay upon the death of the insured, assuming no Contract debt.

fixed-rate option -- An investment option under which interest is accrued daily at a rate that Pruco Life declares periodically, but not less than an effective annual rate of 4%.

Funds -- Mutual funds with separate portfolios. One or more of the available Fund portfolios may be chosen as an underlying investment for the Contract.

Lifetime Death Benefit Guarantee period -- The lifetime of the Contract, during which time the Lifetime Death Benefit Guarantee is available if sufficient premiums are paid. Lifetime Death Benefit Guarantee not available in Massachusetts. See Death Benefit Guarantee, page 17.

Limited Death Benefit Guarantee period -- A period which is determined on a case-by-case basis, during which time the Limited Death Benefit Guarantee is available if sufficient premiums are paid. See Death Benefit Guarantee, page 17. The period applicable to your Contract is shown on the Contract data pages.

Monthly date -- The Contract date and the same date in each subsequent month.

Pruco Life Insurance Company -- Us, we, our, Pruco Life. The company offering the Contract.

separate account --"Amounts under the Contract that are allocated to the variable investment options held by us in a separate account called the Pruco Life Variable Appreciable Account (the "Account"). The separate account is set apart from all of the general assets of Pruco Life Insurance Company.

valuation period -- The period of time from one determination of the value of the amount invested in a variable investment option to the next. Such determinations are made when the net asset values of the portfolios of the Funds are calculated, which is generally at 4:00 p.m. Eastern time on each day during which the New York Stock Exchange is open.

variable investment options -- the 15 mutual funds available under this Contract, whose shares are held in the separate account.

you -- The owner of the Contract.

                            INTRODUCTION AND SUMMARY

This Summary provides a brief overview of the more significant aspects of the Contract. We provide further detail in the subsequent sections of this prospectus and in the Contract.

Brief Description of the Contract

The Contract is a form of variable universal life insurance. It is based on a Contract Fund, the value of which changes every day. The chart below describes how the value of your Contract Fund changes.

A broad objective of the Contract is to provide benefits that will increase in value if favorable investment results are achieved. You may invest premiums in one or more of the 15 available variable investment options or in the fixed-rate option. Your Contract Fund value changes every day depending upon the change in the value of the particular investment options that you have selected.

Although the value of your Contract Fund will increase if there is favorable investment performance in the variable investment options you select, investment returns in the variable investment options are NOT guaranteed. There is a risk that investment performance will be unfavorable and that the value of your Contract Fund will decrease. The risk will be different, depending upon which investment options you choose. See Which Investment Option Should Be Selected?, page 10. If you select the fixed-rate option, Pruco Life credits your account with a declared rate or rates of interest but you assume the risk that the rate may change, although it will never be lower than an effective annual rate of 4%.

Variable life insurance contracts are unsuitable as short-term savings vehicles. Withdrawals and loans will negate any guarantee against lapse and may result in adverse tax consequences. See Death Benefit Guarantee, page 17, and Tax Treatment of Contract Benefits, page 27.


The replacement of life insurance is generally not in your best interest. In most cases, if you require additional coverage, the benefits of your existing contract can be protected by purchasing additional insurance or a supplemental contract. If you are considering replacing a contract, you should compare the benefits and costs of supplementing your existing contract with the benefits and costs of purchasing the Contract described in this prospectus and you should consult with a qualified tax adviser.

This prospectus may only be offered in jurisdictions in which the offering is lawful. No person is authorized to make any representations in connection with this offering other than those contained in this prospectus and in the prospectuses and statements of additional information for the Funds.


Charges

The following chart outlines the components of your Contract Fund and the adjustments which may be made including the maximum charges which may be deducted from each premium payment and from the amounts held in the designated investment options. These charges are largely designed to cover insurance costs and risks as well as sales and administrative expenses.

The maximum  charges shown in the chart,  as well as the current lower  charges,
are    fully    described    under    Charges    and    Expenses,    page    10.

                 ---------------------------------------------
                                 Premium Payment
                 ---------------------------------------------


          o less a charge of up to 7.5% of the premiums paid for taxes attributable to premiums. In Oregon this is called a premium based administrative charge.


          o less a charge for sales expenses of up to 4% of the premiums paid.


         --------------------------------------------------------------
                            Invested Premium Amount
         --------------------------------------------------------------

     To be invested in one or a combination of:

          o    15 investment portfolios of the Funds

          o    The fixed-rate option


   --------------------------------------------------------------------------
                                 Contract Fund
   --------------------------------------------------------------------------

          On the Contract Date, the Contract Fund is equal to the invested premium amount minus any of the charges described below which may be due on that date. Thereafter, the value of the Contract Fund changes daily.

--------------------------------------------------------------------------------
                    Pruco Life adjusts the Contract Fund for:
--------------------------------------------------------------------------------

o    Addition of any new invested premium amounts.

o Addition of any increase due to investment results of the chosen variable investment options.

o Addition of guaranteed interest at an effective annual rate of 4% (plus any excess interest if applicable) on the portion of the Contract Fund allocated to the fixed-rate option.

o Addition of guaranteed interest at an effective annual rate of 4% on the amount of any Contract loan. (Separately, interest charged on the loan accrues at an effective annual rate of 4.5% or 5%. See Contract Loans, page 26.)

o Subtraction of any decrease due to investment results of the chosen variable investment options.

o    Subtraction of any amount withdrawn.

o    Subtraction    of   the    charges    listed    below,    as    applicable.

--------------------------------------------------------------------------------
                                 Daily Charges
--------------------------------------------------------------------------------

o Management fees and expenses are deducted from the Fund assets. See Underlying Portfolio Expenses chart, below.

o We deduct a daily mortality and expense risk charge, equivalent to an annual rate of up to 0.9%, from the assets in the variable investment options.

--------------------------------------------------------------------------------
                                Monthly Charges
--------------------------------------------------------------------------------

o We reduce the Contract Fund by a monthly administrative charge of up to $10 plus $0.07 per $1,000 ($10 plus $0.08 per $1,000 in Massachusetts) of the basic insurance amount; after the first Contract year, the $0.07 per $1,000 ($0.08 per $1,000 in Massachusetts) portion of the charge is reduced to $0.01 per $1,000 ($0.02 per $1,000 in Massachusetts) of the basic insurance amount.

o    We deduct a cost of insurance ("COI") charge.

o We reduce the Contract Fund by a Death Benefit Guarantee risk charge of $0.01 per $1,000 of the basic insurance amount (not applicable in Massachusetts).

o If the Contract includes riders, we deduct rider charges from the Contract Fund. o If the rating class of an insured results in an extra charge, we will deduct that charge from the Contract Fund.

--------------------------------------------------------------------------------
                          Possible Additional Charges
--------------------------------------------------------------------------------

o During the first 10 Contract years, we will assess a contingent deferred sales charge if the Contract lapses, is surrendered, or the basic insurance amount is decreased (including as a result of a withdrawal or a death benefit type change). For insureds age 76 or less at issue, the maximum contingent deferred sales charge is 26% of the lesser of the target level premium or the actual premiums paid (see Premiums, page 16) for the Contract. The charge is level for six years and then declines monthly to zero at the end of the 10th Contract year. For insureds age 77 or over at issue, the maximum charge will be a lesser percentage of the target level premium for the Contract or the actual premiums paid.

o During the first 10 Contract years, we will assess a contingent deferred administrative charge if the Contract lapses, is surrendered or the basic insurance amount is decreased (including as a result of a withdrawal or a death benefit type change). This charge equals the lesser of: (a) $5 per $1,000 of basic insurance amount; and (b) $500. It is level for six years and then declines monthly until it reaches zero at the end of the 10th Contract year.

o    We assess an administrative charge of up to $25 for any withdrawals.

o We may assess an administrative charge of up to $25 for any change in basic insurance amount.

o We assess an administrative charge of up to $25 for each transfer exceeding 12 in any Contract year.




                          Underlying Portfolio Expenses


                 Portfolio                      Investment     Other Expenses   Contractual     Total Actual
                                               Advisory Fee                      Expenses        Expenses*
---------------------------------------------------------------------------------------------------------------

Series Fund
  Conservative Balanced                            0.55%           0.05%           0.60%           0.60%
  Diversified Bond                                 0.40%           0.05%           0.45%           0.45%
  Equity                                           0.45%           0.04%           0.49%           0.49%
  Flexible Managed                                 0.60%           0.04%           0.64%           0.64%
  Global                                           0.75%           0.10%           0.85%           0.85%
  High Yield Bond                                  0.55%           0.05%           0.60%           0.60%
  Money Market                                     0.40%           0.04%           0.44%           0.44%
  Prudential Jennison                              0.60%           0.04%           0.64%           0.64%
  Stock Index                                      0.35%           0.04%           0.39%           0.39%
  Value                                            0.40%           0.05%           0.45%           0.45%
AIM Variable Insurance Funds
  AIM V.I. Value Fund                              0.61%           0.23%           0.84%           0.84%
American Century Variable Portfolios, Inc.(1)      1.00%           0.00%           1.00%           1.00%
  VP Value Fund
Janus Aspen Series (2)                             0.65%           0.02%           0.67%           0.67%
  Growth Portfolio - Institutional Shares
MFS(R)Variable Insurance Trust SM   (3)            0.75%           0.10%           0.85%           0.84%
  Emerging Growth Series
T. Rowe Price International Series, Inc. (1)       1.05%           0.00%           1.05%           1.05%
  International Stock Portfolio


------------------------------------
* Reflects fee waivers and reimbursement of expenses, if any.

(1) American Century Variable Portfolios, Inc. / T. Rowe Price International Series, Inc.
     The Investment Management Fees include ordinary expenses of operating the Funds.

(2)  Janus Aspen Series
     Table reflects expenses based upon expenses for the fiscal year ended December 31, 2000, restated to reflect a reduction in the management fee. All expenses are shown without the effect of any offset arrangements.

(3)  MFS(R) Variable  Insurance Trust SM
     An expense offset arrangement with the Fund's custodian resulted in a reduction in Other Expenses by 0.01% and is reflected in the Total Actual Expenses.

Types of Death Benefit


There are two types of death benefit available. You may choose a Contract with a Type A (fixed) death benefit under which the cash surrender value varies daily with investment experience, and the death benefit generally remains at the basic insurance amount you initially chose. However, the Contract Fund may grow to a point where the death benefit may increase and vary with investment experience. If you choose a Contract with a Type B (variable) death benefit, the cash surrender value and the death benefit both vary with investment experience. For either type of death benefit, as long as the Contract is in-force, the death benefit will never be less than the basic insurance amount shown in your Contract. See Types of Death Benefit, page 14.


Premium Payments


The Contract is a flexible premium contract - there are no scheduled premiums. Except for the minimum initial premium, and subject to a minimum of $25 per subsequent payment, you choose the timing and amount of premium payments. The Contract will remain in-force if the Contract Fund less any applicable surrender charges is greater than zero and more than any Contract debt. Paying insufficient premiums, poor investment results, or the taking of loans or withdrawals from the Contract will increase the possibility that the Contract will lapse. However, if the accumulated premiums you pay are high enough, and Contract debt does not equal or exceed the Contract Fund less any applicable surrender charges, Pruco Life guarantees that your Contract will not lapse even if investment experience is very unfavorable and the Contract Fund drops below zero. Each Contract generally provides two guarantees, one that lasts for the lifetime of the Contract and another that lasts for a stated, reasonably lengthy period. The guarantee for the life of the Contract requires higher premium payments. In Massachusetts, only one death benefit guarantee is available. The length of this death benefit guarantee is generally five Contract years, however, for some Contracts, it may be shorter. See Premiums, page 16, Death Benefit Guarantee, page 17 and Lapse and Reinstatement, page 29.


We offer and suggest regular billing of premiums even though you decide when to make premium payments and, subject to a $25 minimum, in what amounts. You should discuss your billing options with your Pruco Life representative when you apply for the Contract. See Premiums, page 16.

Refund

For a limited time, you may return your Contract for a refund in accordance with the terms of its "Free-Look" provision. See Short-Term Cancellation Right or "Free-Look," page 14.

For the DEFINITIONS OF SPECIAL TERMS USED IN THIS PROSPECTUS, see page 1.

                 GENERAL INFORMATION ABOUT PRUCO LIFE INSURANCE
                  COMPANY, THE PRUCO LIFE VARIABLE APPRECIABLE
                  ACCOUNT, AND THE VARIABLE INVESTMENT OPTIONS
                          AVAILABLE UNDER THE CONTRACT

Pruco Life Insurance Company

Pruco Life Insurance Company ("Pruco Life") is a stock life insurance company, organized in 1971 under the laws of the State of Arizona. It is licensed to sell life insurance and annuities in the District of Columbia, Guam, and in all states except New York. Pruco Life's consolidated financial statements begin on page B1 and should be considered only as bearing upon Pruco Life's ability to meet its obligations under the Contracts.


Pruco Life is a wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential"), a mutual insurance company founded in 1875 under the laws of the State of New Jersey. Prudential is currently pursuing reorganizing itself into a stock life insurance company through a process known as "demutualization". On July 1, 1998, legislation was enacted in New Jersey that would permit this conversion to occur and that specified the process for conversion. On December 15, 2000, the Board of Directors adopted a plan of reorganization pursuant to that legislation and authorized management to submit an application to the New Jersey Commissioner of Banking and Insurance for approval of the plan. The application was submitted on March 14, 2001. However, demutualization is a complex process and a number of additional steps must be taken before the demutualization can occur, including a public hearing, voting by qualified policyholders, and regulatory approval. Prudential is planning on completing this process in 2001, but there is no certainty that the demutualization will be completed in this timeframe or that the necessary approvals will be obtained. Also it is possible that after careful review, Prudential could decide not to demutualize or could decide to delay its plans. As a general rule, the plan of reorganization provides that, in order for policies or contracts to be eligible for compensation in the demutualization, they must have been in force on the date the Board of Directors adopted the plan, December 15, 2000. If demutualization does occur, all the guaranteed benefits, described in your policy or contract would stay the same.


The Pruco Life Variable Appreciable Account

We have established a separate account, the Pruco Life Variable Appreciable Account (the "Account") to hold the assets that are associated with the Contracts. The Account was established on January 13, 1984 under Arizona law and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 as a unit investment trust, which is a type of investment company. The Account meets the definition of a "separate account" under the federal securities laws. The Account holds assets that are segregated from all of Pruco Life's other assets.

Pruco Life is the legal owner of the assets in the Account. Pruco Life will maintain assets in the Account with a total market value at least equal to the reserve and other liabilities relating to the variable benefits attributable to the Account. These assets may not be charged with liabilities which arise from any other business Pruco Life conducts. In addition to these assets, the Account's assets may include funds contributed by Pruco Life to commence operation of the Account and may include accumulations of the charges Pruco Life makes against the Account. From time to time these additional assets will be transferred to Pruco Life's general account. Pruco Life will consider any possible adverse impact the transfer might have on the Account before making any such transfer.

The obligations to Contract owners and beneficiaries arising under the Contracts are general corporate obligations of Pruco Life.

Currently, you may invest in one or a combination of 15 available variable investment options. When you choose a variable investment option, we purchase shares of a mutual fund which are held as an investment for that option. We hold these shares in the separate account. The division of the separate account of Pruco Life that invests in a particular mutual fund is referred to in your Contract as the subaccount. Pruco Life may add additional variable investment options in the future. The Account's financial statements begin on page A1.

The Funds

Listed below are the mutual funds (the "Funds") in which the variable investment options invest, the investment objectives, and investment advisers.

Each Fund has a separate prospectus that is provided with this prospectus. You should read the Fund prospectus before you decide to allocate assets to the variable investment option using that Fund. There is no assurance that the investment objectives of the Funds will be met.

The Prudential Series Fund, Inc. (the "Series Fund"):


o Conservative Balanced Portfolio: The investment objective is a total investment return consistent with a conservatively managed diversified portfolio. The Portfolio invests in a mix of equity securities, debt obligations and money market instruments.

o Diversified Bond Portfolio: The investment objective is a high level of income over a longer term while providing reasonable safety of capital. The Portfolio invests primarily in higher grade debt obligations and high quality money market investments.

o Equity Portfolio: The investment objective is capital appreciation. The Portfolio invests primarily in common stocks of major established corporations as well as smaller companies that offer attractive prospects of appreciation.

o Flexible Managed Portfolio: The investment objective is a total investment return consistent with an aggressively managed diversified portfolio. The Portfolio invests in a mix of equity securities, debt obligations and money market instruments.

o Global Portfolio: The investment objective is long-term growth of capital. The Portfolio invests primarily in common stocks (and their equivalents) of foreign and U.S. companies.

o High Yield Bond Portfolio: The investment objective is a high total return. The Portfolio invests primarily in high yield/high risk debt securities.

o Money Market Portfolio: The investment objective is maximum current income consistent with the stability of capital and the maintenance of liquidity. The Portfolio invests in high quality short-term debt obligations that mature in 13 months or less.

o Prudential Jennison Portfolio: The investment objective is to achieve long-term growth of capital. The Portfolio invests primarily in equity securities of major established corporations that offer above-average growth prospects.

o Stock Index Portfolio: The investment objective is investment results that generally correspond to the performance of publicly-traded common stocks. The Portfolio attempts to duplicate the price and yield performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500").

o Value Portfolio: The investment objective is capital appreciation. The Portfolio invests primarily in stocks that are trading below their underlying asset value, cash generating ability, and overall earnings and earnings growth.


Prudential Investments Fund Management LLC ("PIFM"), a wholly-owned subsidiary of Prudential, serves as the overall investment adviser for the Series Fund. PIFM will furnish investment advisory services in connection with the management of the Series Fund portfolios under a "manager-of-managers" approach. Under this structure, PIFM is authorized to select (with approval of the Series Fund's independent directors) one or more sub-advisers to handle the actual day-to-day investment management of each Portfolio. PIFM's business address is 100 Mulberry Street, Gateway Center Three, 14th floor, Newark, New Jersey 07102.

Jennison Associates LLC ("Jennison"), also a wholly-owned subsidiary of Prudential, serves as the sole sub-adviser for the Global and the Prudential
Jennison Portfolios. Jennison serves as a sub-adviser for a portion of the assets of the Equity and the Value Portfolios. Jennison's business address is 466 Lexington Avenue, New York, New York 10017.

Prudential Investment Management, Inc. ("PIMI"), also a wholly-owned subsidiary of Prudential, serves as the sole sub-adviser for the Conservative Balanced, the Diversified Bond, the Flexible Managed, the High Yield Bond, the Money Market, and the Stock Index Portfolios. PIMI's business address is 751 Broad Street, Newark, New Jersey 07102.

Deutsche Asset Management, Inc. ("Deutsche"), formerly known as Morgan Grenfell, Inc., serves as a sub-adviser for a portion of the assets of the Value Portfolio. It is expected that under normal circumstances Deutsche will manage approximately 25% of the Portfolio. Deutsche is a wholly-owned subsidiary of Deutsche Bank AG. Deutsche's business address is 280 Park Avenue, New York, New York 10017.

GE Asset Management Incorporated ("GEAM"), serves as a sub-adviser for a portion of the assets of the Equity Portfolio. It is expected that under normal circumstances GEAM will manage approximately 25% of the Portfolio. GEAM is a wholly-owned subsidiary of General Electric Corporation. GEAM's business address is 777 Long Ridge Road, Building B, Stamford, Connecticut 06927.

Victory Capital Management ("Victory"), serves as a sub-adviser for a portion of the assets of the Value Portfolio. It is expected that under normal circumstances Victory will manage approximately 25% of the Portfolio. Victory's business address is 127 Public Square, Cleveland, Ohio 44114.

Salomon Brothers Asset Management, Inc. ("Salomon"), serves as a sub-adviser for a portion of the assets of the Equity Portfolio. It is expected that under normal circumstances Salomon will manage approximately 25% of the Portfolio. Salomon is a part of the SSB Citi Asset Management Group, the global asset management arm of Citigroup, Inc. which was formed in 1998 as a result of the merger of Travelers Group and Citicorp, Inc. Salomon's business address is 7 World Trade Center, 38th Floor, New York, New York 10048.

As an investment adviser, PIFM charges the Series Fund a daily investment management fee as compensation for its services. PIFM pays each sub-adviser out of the fee that PIFM receives from the Series Fund. See Deductions from Portfolios, page 11.


AIM Variable Insurance Funds:

o AIM V.I. Value Fund. Seeks to achieve long-term growth of capital. Income is a secondary objective.

A I M Advisors, Inc. ("AIM") is the investment adviser for this fund. The principal business address for AIM is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173.

American Century Variable Portfolios, Inc.:

o American Century VP Value Fund. Seeks long-term capital growth with income as a secondary objective. The Fund seeks to achieve its objective by investing primarily in equity securities of well-established companies with intermediate-to-large market capitalizations that are believed by management to be undervalued at the time of purchase.

American Century Investment Management, Inc. ("ACIM") is the investment adviser for this fund. ACIM's principal business address is American Century Tower, 4500 Main Street, Kansas City, Missouri 64111. The principal underwriter of the Fund is American Century Services, Inc., located at 4500 Main Street, Kansas City, Missouri 64111.

Janus Aspen Series:


o Growth Portfolio- Institutional Shares. Seeks long-term growth of capital in a manner consistent with the preservation of capital.


Janus Capital Corporation is the investment adviser and is responsible for the day-to-day management of the portfolio and other business affairs of the portfolio. Janus Capital Corporation's principal business address is 100 Fillmore Street, Denver, Colorado 80206-4928.

MFS(R) Variable Insurance TrustSM:

o    Emerging Growth Series. Seeks to provide long-term growth of capital.

Massachusetts Financial Services Company, a Delaware corporation, is the investment adviser to this MFS Series. The principal business address for the Massachusetts Financial Services Company is 500 Boylston Street, Boston, Massachusetts 02116.

T. Rowe Price International Series, Inc.:

o International Stock Portfolio. Seeks long-term growth of capital through investments primarily in common stocks of established, non-U.S. companies.


T. Rowe Price International, Inc. is the investment manager for this fund. The principal business address for T. Rowe Price International, Inc. is 100 East Pratt Street, Baltimore, Maryland 21202.


The investment advisers for the Funds charge a daily investment management fee as compensation for their services. These fees are described in the table under Deductions from Portfolios in the Charges and Expenses section, see page 10, and are more fully described in the prospectus for each Fund.

In the future it may become disadvantageous for both variable life insurance and variable annuity contract separate accounts to invest in the same underlying mutual funds. Although neither of the companies that invest in the Funds nor the Funds currently foresee any such disadvantage, the Board of Directors for each Fund intends to monitor events in order to identify any material conflict between variable life insurance and variable annuity contract owners and to determine what action, if any, should be taken. Material conflicts could result from such things as:

(1)  changes in state insurance law;
(2)  changes in federal income tax law;
(3)  changes in the investment management of any portfolio of the Funds; or
(4) differences between voting instructions given by variable life insurance and variable annuity contract owners.

Pruco Life may be compensated by an affiliate of each of the Funds (other than the Prudential Series Fund) based upon an annual percentage of the average assets held in the Fund by Pruco Life under the Contracts. These percentages vary by Fund, and reflect administrative and other services provided by Pruco Life.

Voting Rights

We are the legal owner of the shares in the Funds associated with the variable investment options. However, we vote the shares in the Funds according to voting instructions we receive from Contract owners. We will mail you a proxy, which is a form you need to complete and return to us to tell us how you wish us to vote. When we receive those instructions, we will vote all of the shares we own on your behalf in accordance with those instructions. We will vote the shares for which we do not receive instructions and shares that we own, in the same proportion as the shares for which instructions are received. We may change the way your voting instructions are calculated if it is required by federal regulation. Should the applicable federal securities laws or regulations, or their current interpretation, change so as to permit Pruco Life to vote shares of the Funds in its own right, it may elect to do so.

The Fixed-Rate Option

Because of exemptive and exclusionary provisions, interests in the fixed-rate option under the Contract have not been registered under the Securities Act of 1933 and the general account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, interests in the fixed-rate option are not subject to the provisions of these Acts, and Pruco Life has been advised that the staff of the SEC has not reviewed the disclosure in this prospectus relating to the fixed-rate option. Any inaccurate or misleading disclosure regarding the fixed-rate option may, however, be subject to certain generally applicable provisions of federal securities laws.

You may choose to invest, either initially or by transfer, all or part of your Contract Fund to a fixed-rate option. This amount becomes part of Pruco Life's general account. The general account consists of all assets owned by Pruco Life other than those in the Account and in other separate accounts that have been or may be established by Pruco Life. Subject to applicable law, Pruco Life has sole discretion over the investment of the general account assets, and Contract owners do not share in the investment experience of those assets. Instead, Pruco Life guarantees that the part of the Contract Fund allocated to the fixed-rate option will accrue interest daily at an effective annual rate that Pruco Life declares periodically, but not less than an effective annual rate of 4%. Pruco Life is not obligated to credit interest at a rate higher than an effective annual rate of 4%, although we may do so.


Transfers from the fixed-rate option are subject to strict limits, see Transfers, page 18. The payment of any cash surrender value attributable to the fixed-rate option may be delayed up to six months. See When Proceeds are Paid, page 23.

Which Investment Option Should Be Selected?


Historically, for investments held over relatively long periods, the investment performance of common stocks has generally been superior to that of short or long-term debt securities, even though common stocks have been subject to much more dramatic changes in value over short periods of time. Accordingly, portfolios such as the Equity, Global, Prudential Jennison, Stock Index, Value, AIM V.I. Value Fund, American Century VP Value Fund, Janus Growth, MFS Emerging Growth Series, or T. Rowe Price International Stock may be desirable options if you are willing to accept such volatility in your Contract values. Each of these equity portfolios involves different policies and investment risks.


You may prefer the somewhat greater protection against loss of principal (and reduced chance of high total return) provided by the Diversified Bond Portfolio. You may want even greater safety of principal and may prefer the Money Market Portfolio or the fixed-rate option, recognizing that the level of short-term rates may change rather rapidly. If you are willing to take risks and possibly achieve a higher total return, you may prefer the High Yield Bond Portfolio, recognizing that the risks are greater for lower quality bonds with normally higher yields. You may wish to divide your invested premium among two or more of the portfolios. You may wish to obtain diversification by relying on Prudential's judgment for an appropriate asset mix by choosing the Conservative Balanced or Flexible Managed Portfolio.

Your choice should take into account your willingness to accept investment risks, how your other assets are invested, and what investment results you may experience in the future. You should consult your Pruco Life representative from time to time about the choices available to you under the Contract. Pruco Life recommends against frequent transfers among the several options. Experience generally indicates that "market timing" investing, particularly by non-professional investors, is likely to prove unsuccessful.

              DETAILED INFORMATION FOR PROSPECTIVE CONTRACT OWNERS

Charges and Expenses

The total amount invested at any time in the Contract Fund consists of the sum of the amount credited to the variable investment options, the amount allocated to the fixed-rate option, and the principal amount of any Contract loan plus the amount of interest credited to the Contract upon that loan. See Contract Loans, page 26. Most charges, although not all, are made by reducing the Contract Fund.

This section provides a more detailed description of each charge that is described briefly in the chart on page 3.

In several instances we will use the terms "maximum charge" and "current charge." The "maximum charge," in each instance, is the highest charge that Pruco Life is entitled to make under the Contract. The "current charge" is the lower amount that Pruco Life is now charging. If circumstances change, we reserve the right to increase each current charge, up to the maximum charge, without giving any advance notice.

Deductions from Premium Payments


(a) We charge up to 7.5% for taxes attributable to premiums ( in Oregon this is called a premium based administrative charge). For these purposes, "taxes attributable to premiums" shall include any federal, state or local income, premium, excise, business or any other type of tax (or component thereof) measured by or based upon the amount of premium received by Pruco Life. That charge is made up of two parts which currently equal a total of 3.75% of the premiums received. The first part is a charge for state and local premium taxes. The current amount for this first part is 2.5% of the premium and is Pruco Life's estimate of the average burden of state taxes generally. Tax rates vary from jurisdiction to jurisdiction and generally range from 0% to 5%. The rate applies uniformly to all policyholders without regard to state of residence. Pruco Life may collect more for this charge than it actually pays for state and local premium taxes. The second part is for federal income taxes measured by premiums, and it is currently equal to 1.25% of premiums. We believe that this charge is a reasonable estimate of an increase in its federal income taxes resulting from a 1990 change in the Internal Revenue Code. It is intended to recover this increased tax. During 2000, 1999, and 1998, Pruco Life deducted a total of approximately $10,774,000, $17,466,000, and $10,924,000, respectively, in taxes attributable to premiums.


(b) We charge up to 4% for sales expenses. This charge, often called a "sales load", is deducted to compensate us for the costs of selling the Contracts, including commissions, advertising and the printing and distribution of prospectuses and sales literature.

     Currently, the charge is equal to 4% of premiums paid in each Contract year up to the amount of the target premium (see Premiums, page 16) and 0% of premiums paid in excess of this amount. Consequently, paying more than this amount in any Contract year could reduce your total sales load. For example, assume that a Contract with no riders or extra insurance charges has a target premium of $884 and the Contract owner would like to pay 10 target premiums. If the Contract owner paid $1,768 (two times the amount of the target premium) in every other Contract year up to the ninth year (i.e. in years 1, 3, 5, 7, 9), the sales load charge would be $176.80. If the Contract owner paid $884 in each of the first 10 Contract years, the total sales load would be $353.60. For additional information, see Increases in Basic Insurance Amount, page 22.


     Attempting to structure the timing and amount of premium payments to reduce the potential sales load may increase the risk that your Contract will lapse without value. Delaying the payment of target premium amounts to later years will adversely affect the Death Benefit Guarantee if the accumulated premium payments do not reach the accumulated values shown under your Contract's Limited Death Benefit Guarantee Values. See Death Benefit Guarantee, page 17. In addition, there are circumstances where payment of premiums that are too large may cause the Contract to be characterized as a Modified Endowment Contract, which could be significantly disadvantageous. See Tax Treatment of Contract Benefits, page
     27.  During  2000,   1999,  and  1998,  Pruco  Life  received  a  total  of
     approximately  $6,622,000,  $4,458,000,  and $2,268,000,  respectively,  in sales charges.


Deductions from Portfolios

We deduct an investment advisory fee daily from each portfolio of the Funds at a rate, on an annualized basis, ranging from 0.35% for the Series Fund Stock Index Portfolio to 1.05% for the T. Rowe Price International Stock Portfolio. The expenses incurred in conducting the investment operations of the portfolios (such as custodian fees and preparation and distribution of annual reports) are paid out of the portfolio's income. These expenses also vary from portfolio to portfolio.


The total expenses of each portfolio for the year ended December 31, 2000, expressed as a percentage of the average assets during the year, are shown below:




                            Total Portfolio Expenses

---------------------------------------------------------------------------------------------------------------------
                                                                                        Total
            Portfolio                               Investment                        Contractual     Total Actual
                                                   Advisory Fee      Other Expenses    Expenses         Expenses*
---------------------------------------------------------------------------------------------------------------------

Series Fund
 Conservative Balanced                                0.55%              0.05%           0.60%           0.60%
 Diversified Bond                                     0.40%              0.05%           0.45%           0.45%
 Equity                                               0.45%              0.04%           0.49%           0.49%
 Flexible Managed                                     0.60%              0.04%           0.64%           0.64%
 Global                                               0.75%              0.10%           0.85%           0.85%
 High Yield Bond                                      0.55%              0.05%           0.60%           0.60%
 Money Market                                         0.40%              0.04%           0.44%           0.44%
 Prudential Jennison                                  0.60%              0.04%           0.64%           0.64%
 Stock Index                                          0.35%              0.04%           0.39%           0.39%
 Value                                                0.40%              0.05%           0.45%           0.45%
 AIM Variable Insurance Funds
  AIM V.I. Value Fund                                 0.61%              0.23%           0.84%           0.84%
American Century Variable Portfolios, Inc.(1)         1.00%              0.00%           1.00%           1.00%
  VP Value Fund
Janus Aspen Series (2)                                0.65%              0.02%           0.67%           0.67%
  Growth Portfolio- Institutional Shares
MFS(R)Variable Insurance TrustSM (3)                  0.75%              0.10%           0.85%           0.84%
  Emerging Growth Series
T. Rowe Price International Series, Inc. (1)          1.05%              0.00%           1.05%           1.05%
  International Stock Portfolio


----------------------------------
* Reflects fee waivers and reimbursement of expenses, if any.

(1) American Century Variable Portfolios, Inc. / T. Rowe Price International Series, Inc.
     The Investment Management Fees include ordinary expenses of operating the Funds.

(2)  Janus Aspen Series
     Table reflects expenses based upon expenses for the fiscal year ended December 31, 2000, restated to reflect a reduction in the management fee. All expenses are shown without the effect of any offset arrangements.

(3)  MFS(R) Variable Insurance Trust SM
     An expense offset arrangement with the Fund's custodian resulted in a reduction in Other Expenses by 0.01% and is reflected in the Total Actual Expenses.


The expenses relating to the Funds (other than those of the Series Fund) have been provided to Pruco Life by the Funds. Pruco Life has not independently verified them.

Daily Deduction from the Contract Fund


Each day we deduct a charge from the assets of each of the variable investment options in an amount equivalent to an effective annual rate of up to 0.90%. Currently, we charge 0.6%. This charge is intended to compensate Pruco Life for assuming mortality and expense risks under the Contract. The mortality risk assumed is that insureds may live for shorter periods of time than Pruco Life estimated when it determined what mortality charge to make. The expense risk assumed is that expenses incurred in issuing and administering the Contract will be greater than Pruco Life estimated in fixing its administrative charges. During 2000, 1999, and 1998, Pruco Life received a total of approximately $5,378,000, $3,352,000, and $1,150,000, respectively, in mortality and expense risk charges. This charge is not assessed against amounts allocated to the fixed-rate option.


Monthly Deductions from the Contract Fund

Pruco Life deducts the following monthly charges proportionately from the dollar amounts held in each of the chosen investment option[s].

(a) An administrative charge based on the basic insurance amount is deducted. The charge is intended to compensate us for things like processing claims, keeping records and communicating with Contract owners. Currently, the charge is equal to $10 per Contract plus $0.07 per $1,000 ($10 per Contract plus $0.08 per $1,000 in Massachusetts) of basic insurance amount in the first Contract year and $5 per Contract plus $0.01 per $1,000 ($5 per Contract plus $0.02 per $1,000 in Massachusetts) of basic insurance amount in all subsequent years.

Pruco Life reserves the right, however to charge up to $10 per Contract plus $0.07 per $1,000 ($10 per Contract plus $0.08 per $1,000 in Massachusetts) of basic insurance amount in the first Contract year and $10 per Contract plus $0.01 per $1,000 ($10 per Contract plus $0.02 per $1,000 in Massachusetts) of basic insurance amount in all subsequent years.


For example, a Contract with a basic insurance amount of $100,000 would currently have a charge equal to $10 plus $7 for a total of $17 ($10 plus $8 for a total of $18 in Massachusetts) per month for the first Contract year and $5 plus $1 for a total of $6 ($5 plus $2 for a total of $7 in Massachusetts) per month in all later years. The maximum charge for this same Contract would be $10 plus $7 for a total of $17 ($10 plus $8 for a total of $18 in Massachusetts) per month during the first Contract year. In later years, the maximum charge would be $10 plus $1 for a total of $11 ($10 plus $2 for a total of $12 in Massachusetts) per month. During 2000, 1999, and 1998, Pruco Life received a total of approximately $12,246,000, $6,294,000,and $1,993,000, respectively, in monthly administrative charges.


(b) A cost of insurance ("COI") charge is deducted. When an insured dies, the amount payable to the beneficiary (assuming there is no Contract debt) is larger than the Contract Fund - significantly larger if the insured dies in the early years of a Contract. The cost of insurance charges collected from all Contract owners enables Pruco Life to pay this larger death benefit. The maximum COI charge is determined by multiplying the "net amount at risk" under a Contract (the amount by which the Contract's death benefit exceeds the Contract Fund) by maximum COI rates. The maximum COI rates are based upon the 1980 Commissioners Standard Ordinary ("CSO") Tables and an insured's current attained age, sex (except where unisex rates apply), smoker/non-smoker status, and extra rating class, if any. At most ages, Pruco Life's current COI rates are lower than the maximum rates. For additional information, see Increases in Basic Insurance Amount, page 22.


(c) A charge of $0.01 per $1,000 of basic insurance amount is made to compensate Pruco Life for the risk we assume by providing the Death Benefit Guarantee feature (not applicable in Massachusetts). See Death Benefit Guarantee, page 17. During 2000, 1999, and 1998 , Pruco Life received a total of approximately $2,798,000, $1,314,000, and $844,000, respectively, for this risk charge.


(d) You may add one or more of several riders to the Contract. Some riders are charged for separately. If you add such a rider to the basic Contract, additional charges will be deducted.

(e) If an insured is in a substandard risk classification (for example, a person in a hazardous occupation), additional charges will be deducted.


(f) A charge may be deducted to cover federal, state or local taxes (other than "taxes attributable to premiums" described above, in Oregon this is called a premium based administrative charge) that are imposed upon the operations of the Account. At present no such taxes are imposed and no charge is made.


     The earnings of the Account are taxed as part of the operations of Pruco Life. Currently, no charge is being made to the Account for Pruco Life's federal income taxes, other than the 1.25% charge for federal income taxes measured by premiums. See Deductions from Premiums, page 11. Pruco Life periodically reviews the question of a charge to the Account for Company federal income taxes. We may make such a charge in the future for any federal income taxes that would be attributable to the Contracts.

Surrender Charges

(a) An additional sales load is charged if during the first 10 Contract years the Contract lapses, is surrendered or if the basic insurance amount is decreased. It is not deducted from the death benefit if the insured should die during this period. For issue ages 76 or less, this contingent deferred charge will be 26% of the lesser of: (a) the target level premium for the Contract; and (b) the actual premiums paid (see Premiums, page 16). The rate used in the calculation of this contingent deferred charge will be 22% for issue ages 77-79, 16% for issue ages 80-83 and 13% for issue ages 84-85. The rate used in the calculation of this contingent deferred charge will remain level for six years. After six years, this charge will reduce monthly at a constant rate until it reaches zero at the end of the 10th year.

(b) If during the first 10 Contract years the Contract lapses, is surrendered or if the basic insurance amount is decreased, an administrative charge is deducted to cover the cost of processing applications, conducting medical examinations, determining insurability and the insured's rating class, and establishing records. The charge is equal to the lesser of: (a) $5 per $1,000 of basic insurance amount; and (b) $500. This charge is level for six years. After six years, this charge will be reduced monthly at a constant rate until it reaches zero at the end of the 10th year.


We will show a surrender charge threshold amount in the Contract data pages. This threshold amount is the lowest basic insurance amount since issue. If during the first 10 Contract years, the basic insurance amount is decreased [including as a result of a withdrawal or a change in type of death benefit from Type A (fixed) to Type B (variable)], and the new basic insurance amount is below the threshold, we will deduct a percentage of the surrender charge. The percentage will be the amount by which the new basic insurance amount is less than the threshold, divided by the threshold. After this transaction, the threshold will be updated and a corresponding new surrender charge schedule will also be determined to reflect that portion of surrender charges deducted in the past. During 2000, 1999, and 1998, Pruco Life received a total of approximately $2,578,000, $1,519,000, and $123,000 respectively, from surrendered or lapsed Contracts.


Transaction Charges

(a) We currently charge an administrative processing fee equal to the lesser of $25 or 2% of the withdrawal amount in connection with each withdrawal.

(b) We currently do not charge an administrative processing fee in connection with a change in basic insurance amount. We reserve the right to make such a charge in an amount of up to $25 for any change in basic insurance amount.

(c) We currently charge an administrative processing fee of up to $25 for each transfer exceeding 12 in any Contract year.

Requirements for Issuance of a Contract

The Contract may generally be issued on insureds below the age of 81. Currently, the minimum basic insurance amount that can be applied for is $100,000. Pruco Life requires evidence of insurability, which may include a medical examination, before issuing any Contract. Non-smokers are offered the most favorable cost of insurance rates. We charge a higher cost of insurance rate and/or an additional amount if an extra mortality risk is involved. These are the current underwriting requirements. We reserve the right to change them on a non-discriminatory basis.

Short-Term Cancellation Right or "Free-Look"

Generally, you may return the Contract for a refund within 10 days after you receive it. Some states allow a longer period of time during which a Contract may be returned for a refund. You can request a refund by mailing or delivering the Contract to the representative who sold it or to the Home Office specified in the Contract. A Contract returned according to this provision shall be deemed void from the beginning. You will then receive a refund of all premium payments made, plus or minus any change due to investment experience. However, if applicable law so requires and you exercise your short-term cancellation right, you will receive a refund of all premium payments made, with no adjustment for investment experience.

Types of Death Benefit

You may select either of two types of death benefit. Generally, a Contract with a Type A (fixed) death benefit has a death benefit equal to the basic insurance amount. This type of death benefit does not vary with the investment performance of the investment options you selected, except in certain circumstances. See How a Type A (Fixed) Contract's Death Benefit Will Vary, page 20. The payment of additional premiums and favorable investment results of the variable investment options to which the assets are allocated will generally increase the cash surrender value. See How a Contract's Cash Surrender Value Will Vary, page 19.

A Contract with a Type B (variable) death benefit has a death benefit which will generally equal the basic insurance amount plus the Contract Fund. Since the Contract Fund is a part of the death benefit, favorable investment performance and payment of additional premiums generally result in an increase in the death benefit as well as in the cash surrender value. Over time, however, the increase in the cash surrender value will be less than under a Type A

(fixed) Contract. This is because, given two Contracts with the same basic insurance amount and equal Contract Funds, generally the cost of insurance charge for a Type B (variable) Contract will be greater. See How a Contract's Cash Surrender Value Will Vary, page 19 and How a Type B (Variable) Contract's Death Benefit Will Vary, page 21. Unfavorable investment performance will result in decreases in the death benefit and in the cash surrender value. But, as long as the Contract is not in default, the death benefit may not fall below the basic insurance amount stated in the Contract.

In choosing a death benefit type, you should also consider whether you intend to use the withdrawal feature. Contract owners of Type A (fixed) Contracts should note that any withdrawal may result in a reduction of the basic insurance amount and the deduction of any applicable surrender charges. In addition, we will not allow you to make a withdrawal that will decrease the basic insurance amount below the minimum basic insurance amount. See Withdrawals, page 22.

Changing the Type of Death Benefit

You may change the type of death benefit on or after the first Contract anniversary and subject to Pruco Life's approval. We will increase or decrease the basic insurance amount so that the death benefit immediately after the change matches the death benefit immediately before the change.

If you are changing your Contract's type of death benefit from Type A (fixed) to Type B (variable), we will reduce the basic insurance amount by the amount in your Contract Fund on the date the change takes place. The basic insurance amount after the change may not be lower than the minimum basic insurance amount applicable to the Contract. If you are changing from a Type B (variable) to a Type A (fixed) death benefit, we will increase the basic insurance amount by the amount in your Contract Fund on the date the change takes place. This is illustrated in the following chart.


                                    ------------------------------------------ ------------------------------------------

                                         Changing the Death Benefit from            Changing the Death Benefit from
                                                 Type A (0) Type B                            Type B (0) Type A
                                                 (Fixed) (Variable)                       (Variable) (Fixed)
----------------------------------- ------------------------------------------ ------------------------------------------
      Basic Insurance Amount                   $300,000(0)$250,000                        $250,000(0)$300,000

          Contract Fund                        $ 50,000(0)$50,000                          $50,000(0)$50,000

          Death Benefit                        $300,000(0)$300,000                        $300,000(0)$300,000

Changing your Contract's type of death benefit from Type A (fixed) to Type B (variable) during the first 10 Contract years may result in the assessment of surrender charges. In addition, we reserve the right to make an administrative processing charge of up to $25 for any change in basic insurance amount, although we do not currently do so. See Charges and Expenses, page 10.

To request a change, fill out an application for change which can be obtained from your Pruco Life representative or a Home Office. If the change is approved, we will recompute the Contract's charges and appropriate tables and send you new Contract data pages. We may require you to send us your Contract before making the change.

Contract Date

When the first premium payment is paid with the application for a Contract, the Contract date will ordinarily be the later of the application date or the medical examination date. If the first premium is not paid with the application, the Contract date will be the date on which the first premium is paid and the Contract is delivered. Under certain circumstances, we may allow the Contract to be backdated for the purpose of lowering the insured's issue age, but only to a date not earlier than six months prior to the application date. This may be advantageous for some Contract owners as a lower issue age may result in lower current charges. For a Contract that is backdated, we will credit the initial premium as of the date of receipt and will deduct any charges due on or before that date.

Premiums

The Contract is a flexible premium contract. The minimum initial premium is due on or before the Contract date. Thereafter, you decide when to make premium payments and, subject to a $25 minimum, in what amounts. We reserve the right to refuse to accept any payment that increases the death benefit by more than it increases the Contract Fund. See How a Type A (Fixed) Contract's Death Benefit Will Vary, page 20 and How a Type B (Variable) Contract's Death Benefit Will Vary, page 21. There are circumstances under which the payment of premiums in amounts that are too large may cause the Contract to be characterized as a Modified Endowment Contract, which could be significantly disadvantageous. See Tax Treatment of Contract Benefits, page 27.

The Contract has several types of "premiums" which are described below. Understanding them will help you understand how the Contract works.

     Minimum initial premium -- the premium needed to start the Contract. There is no insurance under the Contract unless the minimum initial premium is paid.


     Guideline premiums (not applicable in Massachusetts) -- the premiums that, if paid at the beginning of each Contract year, will keep the Contract in-force for the lifetime of the insured regardless of investment performance, assuming no loans or withdrawals. These guideline premiums will be higher for a Type B (variable) Contract than for a Type A (fixed) Contract. For a Contract with no riders or extra risk charges, these premiums will be level. If certain riders are included, the guideline premium may increase each year. Payment of guideline premiums at the beginning of each Contract year is one way to achieve the Lifetime Death Benefit Guarantee Values shown on the Contract data pages. See Death Benefit Guarantee, below. When you purchase a Contract, your Pruco Life representative can tell you the amount[s] of the guideline premium.

     Target premiums -- the premiums that, if paid at the beginning of each Contract year, will keep the Contract in-force during the Limited Death Benefit Guarantee period regardless of investment performance, assuming no loans or withdrawals. As is the case with the guideline premium, for a Contract with no riders or extra risk charges, these premiums will be level. If certain riders are included, the target premium may increase each year. Payment of target premiums at the beginning of each Contract year is one way to achieve the Limited Death Benefit Guarantee Values shown on the Contract data pages. At the end of the Limited Death Benefit Guarantee period, continuation of the Contract will depend on the Contract Fund having sufficient money to cover all charges or meeting the conditions of the Lifetime Death Benefit Guarantee. See Death Benefit Guarantee, below. When you purchase a Contract, your Pruco Life representative can tell you the amount[s] of the target premium.


     Target Level Premium -- the target premium at issue minus any premiums associated with riders or with aviation, avocation, occupational or temporary extra insurance charges. We use the target level premium in calculating the contingent deferred sales charges. See Charges and Expenses, page 10.


We can bill you for the amount you select annually, semi-annually, quarterly or monthly. Because the Contract is a flexible premium contract, there are no scheduled premium due dates. When you receive a premium notice, you are not required to pay this amount. The Contract will remain in-force if: (1) the Contract Fund, less any applicable surrender charges, is greater than zero and more than any Contract debt or (2) you have paid sufficient premiums, on an accumulated basis, to meet the Death Benefit Guarantee conditions and Contract debt is not equal to or greater than the Contract Fund, less any applicable surrender charges. You may also pay premiums automatically through pre-authorized monthly transfers from a bank checking account. If you elect to use this feature, you choose the day of the month on which premiums will be paid and the amount of the premiums paid.


When you apply for the Contract, you should discuss with your Pruco Life representative how frequently you would like to be billed (if at all) and for what amount.

Allocation of Premiums


On the Contract date, we deduct the charge for sales expenses and the charge for taxes attributable to premiums (in Oregon this is called a premium based administrative charge) from the initial premium. The remainder of the initial premium will be allocated on the Contract date among the variable investment options and/or the fixed-rate option according to your desired allocation as specified in the application form and the first monthly deductions are made. If the first premium is received before the Contract date, there will be a period during which the Contract owner's initial premium will not be invested. See Charges and Expenses, page 10.

The charge for sales expenses and the charge for taxes attributable to premiums also apply to all subsequent premium payments. The remainder will be invested as of the end of the valuation period in which it is received at a Home Office, in accordance with the allocation you previously designated. Provided the Contract is not in default, you may change the way in which subsequent premiums are allocated by giving written notice to a Home Office or by telephoning a Home Office, provided you are enrolled to use the Telephone Transfer System. There is no charge for reallocating future premiums. All percentage allocations must be in whole numbers. For example, 33% can be selected but 33"% cannot. Of course, the total allocation to all selected investment options must equal 100%.

Death Benefit Guarantee

Although you decide what premium amounts you wish to pay, sufficient premium payments, on an accumulated basis, will guarantee that your Contract will not lapse and a death benefit will be paid upon the death of the insured. This will be true even if, because of unfavorable investment experience, your Contract Fund value drops to zero. However, the guarantee is contingent upon Contract debt not being equal to or greater than the Contract Fund less any applicable surrender charges. See Contract Loans, page 26. You should consider the importance of the Death Benefit Guarantee to you when deciding what amounts of premiums to pay into the Contract.

For purposes of determining this guarantee, we generally calculate, and show in the Contract data pages, two sets of values -- the Lifetime Death Benefit Guarantee Values (not applicable in Massachusetts) and Limited Death Benefit Guarantee Values. These are not cash values that you can realize by surrendering the Contract, nor are they payable death benefits. They are values used solely to determine if a Death Benefit Guarantee is in effect. The Lifetime Death Benefit Guarantee Values are shown for the lifetime of the Contract and are the end-of-year accumulations of Guideline Premiums at 4% annual interest assuming premiums are paid at the beginning of each Contract year. The Limited Death Benefit Guarantee Values are lower, but only apply for the length of the Limited Death Benefit Guarantee period. They are the end-of-year accumulations of Target Premiums at 4% annual interest assuming premiums are paid at the beginning of each Contract year.

The length of the Limited Death Benefit Guarantee period is determined on a case by case basis depending on things like the insured's age, sex (except where unisex rates apply), smoker/non-smoker status, death benefit type and extra rating class, if any. In Massachusetts, the length of the Limited Death Benefit Guarantee period is generally five years. The length of the Limited Death Benefit Guarantee period applicable to your particular Contract is shown on the Contract data pages. For certain insureds, generally those who are older and/or in a substandard risk classification, the Limited Death Benefit Guarantee period may be of shorter duration.

At the Contract date, and on each Monthly date, we calculate your Contract's "Accumulated Net Payments" as of that date. Accumulated Net Payments equal the premiums you paid, accumulated at an effective annual rate of 4%, less withdrawals also accumulated at 4%.


At each Monthly date within the Limited Death Benefit Guarantee period, we will compare your Accumulated Net Payments to the Limited Death Benefit Guarantee Value as of that date. At each Monthly date after the Limited Death Benefit Guarantee period, we will compare your Accumulated Net Payments to the Lifetime Death Benefit Guarantee Value as of that date (not applicable in Massachusetts). If your Accumulated Net Payments equal or exceed the applicable (Lifetime or Limited) Death Benefit Guarantee Value and Contract debt does not equal or exceed the Contract Fund less any applicable surrender charges, then the Contract is kept in-force, regardless of the amount in the Contract Fund.


The Contract data pages show Lifetime Death Benefit Guarantee Values and Limited Death Benefit Guarantee Values as of Contract anniversaries. Values for non-anniversary Monthly dates will reflect the number of months elapsed between Contract anniversaries.

Guideline and target premiums are premium levels that, if paid at the start of each Contract year, correspond to the Lifetime and Limited Death Benefit Guarantee Values, respectively (assuming no withdrawals or loans). See Premiums, page 16. They are one way of reaching the Death Benefit Guarantee Values; they are certainly not the only way.

Here is a table of typical guideline and target premiums along with corresponding Limited Death Benefit Guarantee periods. The examples assume the insured is a male, non-smoker, with no extra risk or substandard ratings, and no extra benefit riders added to the Contract.

--------------------------------------------------------------------------------
                       Basic Insurance Amount -- $100,000
                          Illustrative Annual Premiums
------------------------------------------------------------------------------------------------------------
                                                                        Target Premium corresponding to the
     Age of                          Guideline Premium corresponding      Limited Death Benefit Guarantee
    insured at     Type of Death      to the Lifetime Death Benefit        Values and number of years of
      issue        Benefit Chosen           Guarantee Values*                       guarantee
------------------------------------------------------------------------------------------------------------
        35         Type A (fixed)                  $   1,494                  $   884 for 35 years**
        35         Type B (variable)               $   4,896                  $   884 for 33 years**
        45         Type A (fixed)                  $   2,266                  $ 1,272 for 25 years**
        45         Type B (variable)               $   6,940                  $ 1,272 for 23 years**
        55         Type A (fixed)                  $   3,640                  $ 2,389 for 20 years**
        55         Type B (variable)               $  10,324                  $ 2,389 for 18 years**

------------------------------------------------------------------------------------------------------------
*  not applicable in Massachusetts
** for 5 years in Massachusetts
------------------------------------------------------------------------------------------------------------

You should consider carefully the value of maintaining the Death Benefit Guarantee. If you desire the Death Benefit Guarantee for lifetime protection, you may prefer to pay generally higher premiums in all years, rather than trying to make such payments on an as needed basis. For example, if you pay only enough premium to meet the Limited Death Benefit Guarantee Values, a substantial amount may be required to meet the Lifetime Death Benefit Guarantee Values in order to continue the guarantee at the end of the Limited Death Benefit Guarantee period (not applicable in Massachusetts). In addition, it is possible that the payment required to continue the guarantee after the Limited Death Benefit Guarantee period could cause the Contract to become a Modified Endowment Contract. See Tax Treatment of Contract Benefits, page 27.

The Death Benefit Guarantee allows considerable flexibility as to the timing of premium payments. Your Pruco Life representative can supply sample illustrations of various premium amount and frequency combinations that correspond to the Death Benefit Guarantee Values.

Transfers

You may, up to 12 times each Contract year, transfer amounts from one variable investment option to another variable investment option or to the fixed-rate option without charge. There is an administrative charge of up to $25 for each transfer made exceeding 12 in any Contract year. All or a portion of the amount credited to a variable investment option may be transferred.

Transfers will take effect as of the end of the valuation period in which a proper transfer request is received at a Home Office. The request may be in terms of dollars, such as a request to transfer $5,000 from one variable investment option to another, or may be in terms of a percentage reallocation among variable investment options. In the latter case, as with premium reallocations, the percentages must be in whole numbers. You may transfer amounts by proper written notice to a Home Office or by telephone, provided you are enrolled to use the Telephone Transfer System. You will automatically be enrolled to use the Telephone Transfer System unless the Contract is jointly owned or you elect not to have this privilege. Telephone transfers may not be available on Contracts that are assigned (see Assignment, page 29), depending on the terms of the assignment.

We will use reasonable procedures, such as asking you to provide certain personal information provided on your application for insurance, to confirm that instructions given by telephone are genuine. We will not be held liable for following telephone instructions that we reasonably believe to be genuine. Pruco Life cannot guarantee that you will be able to get through to complete a telephone transfer during peak periods such as periods of drastic economic or market change.

Only one transfer from the fixed-rate option will be permitted during each Contract year. The maximum amount which may be transferred out of the fixed-rate option each year is the greater of: (a) 25% of the amount in the fixed-rate option; and (b) $2,000. Pruco Life may change these limits in the future. We may waive these restrictions for limited periods of time in a non-discriminatory way, (e.g., when interest rates are declining).

The Contract was not designed for professional market timing organizations, other organizations, or individuals using programmed, large, or frequent transfers. A pattern of exchanges that coincides with a "market timing" strategy may be disruptive to the investment option or to the disadvantage of other contract owners. If such a pattern were to be found, we may modify your right to make transfers by restricting the number, timing, and amount of transfers. We also reserve the right to prohibit transfer requests made by an individual acting under a power of attorney on behalf of more than one contract owner.

Dollar Cost Averaging

As an administrative practice, we are currently offering a feature called Dollar Cost Averaging ("DCA"). Under this feature, either fixed dollar amounts or a percentage of the amount designated for use under the DCA option will be transferred periodically from the DCA Money Market investment option into other variable investment options available under the Contract, excluding the fixed-rate option. You may choose to have periodic transfers made monthly or quarterly.

Each automatic transfer will take effect as of the end of the valuation period on the date coinciding with the periodic timing you designate provided the New York Stock Exchange is open on that date. If the New York Stock Exchange is not open on that date, or if the date does not occur in that particular month, the transfer will take effect as of the end of the valuation period which immediately follows that date. Automatic transfers will continue until: (1) $50 or less remains of the amount designated for Dollar Cost Averaging, at which time the remaining amount will be transferred; or (2) you give us notification of a change in DCA allocation or cancellation of the feature. Currently, a transfer that occurs under the DCA feature is not counted towards the 12 free transfers permitted each Contract year. We reserve the right to change this practice, modify the requirements or discontinue the feature.

Auto-Rebalancing

As an administrative practice, we are currently offering a feature called Auto-Rebalancing. This feature allows you to automatically rebalance variable investment option assets at specified intervals based on percentage allocations that you choose. For example, suppose your initial investment allocation of variable investment options X and Y is split 40% and 60%, respectively. Then, due to investment results, that split changes. You may instruct that those assets be rebalanced to your original or different allocation percentages.

Auto-Rebalancing can be performed on a quarterly, semi-annual, or annual basis. Each rebalance will take effect as of the end of the valuation period on the date coinciding with the periodic timing you designate provided the New York Stock Exchange is open on that date. If the New York Stock Exchange is not open on that date, or if the date does not occur in that particular month, the transfer will take effect as of the end of the valuation period which immediately follows that date. The fixed-rate option cannot participate in this administrative procedure. Currently, a transfer that occurs under the Auto-Rebalancing feature is not counted towards the 12 free transfers permitted each Contract year. We reserve the right to change this practice, modify the requirements or discontinue the feature.

How a Contract's Cash Surrender Value Will Vary

You may surrender the Contract for its cash surrender value (referred to as net cash value in the Contract). The Contract's cash surrender value on any date will be the Contract Fund less any applicable surrender charges and less any Contract debt. See Contract Loans, page 26. The Contract Fund value changes daily, reflecting: (1) increases or decreases in the value of the variable investment options; (2) interest credited on any amounts allocated to the fixed-rate option; (3) interest credited on any loan; and (4) the daily asset charge for mortality and expense risks assessed against the variable investment options. The Contract Fund value also changes to reflect the receipt of premium payments and the monthly deductions described under Charges and Expenses, page
10. Upon request, Pruco Life will tell you the cash surrender value of your Contract. It is possible for the cash surrender value of a Contract to decline to zero because of unfavorable investment performance or outstanding Contract debt.

The tables on pages T1 through T4 (M1 through M4 in Massachusetts) of this prospectus illustrate approximately what the cash surrender values would be for representative Contracts paying target premium amounts (see Premiums, page 16), assuming hypothetical uniform investment results in the Fund portfolios. Two of the tables assume current charges will be made throughout the lifetime of the Contract and two tables assume maximum charges will be made. See Illustrations of Cash Surrender Values, Death Benefits, and Accumulated Premiums, page 24.

How a Type A (Fixed) Contract's Death Benefit Will Vary

As described  earlier,  there are two types of death benefit available under the
Contract: Type A, a generally fixed death benefit and Type B, a variable death benefit. A Type B (variable) death benefit varies with investment performance while a Type A (fixed) death benefit does not, unless it must be increased to comply with the Internal Revenue Code's definition of life insurance.


Under a Type A (fixed) Contract, the death benefit is generally equal to the basic insurance amount. See Contract Loans, page 26. If the Contract is kept in-force for several years, depending on how much premium you pay, and/or if investment performance is reasonably favorable, the Contract Fund may grow to the point where Pruco Life will increase the death benefit in order to ensure that the Contract will satisfy the Internal Revenue Code's definition of life insurance.


The death benefit under a Type A (fixed) Contract will always be the greater of:

          (1)  the basic insurance amount; and

          (2) the Contract Fund before the deduction of any monthly charges due on that date, multiplied by the attained age factor that applies.

A listing of attained age factors can be found on your Contract data pages. The latter provision ensures that the Contract will always have a death benefit large enough so that the Contract will be treated as life insurance for tax purposes under current law.

The following  table  illustrates  at different ages how the attained age factor affects the death benefit for different Contract Fund amounts. The table assumes a $100,000 Type A (fixed) Contract was issued when the insured was a male nonsmoker, age 35, and there is no contract debt.


                          Type A (Fixed) Death Benefit
------------------------------------------- -----------------------------------------------------------------------------------
                    IF                                                             THEN
=========================================== ===================================================================================
 the insured is age     and the Contract      the attained age    the Contract Fund multiplied by the   and the Death Benefit
                             Fund is             factor is               attained age factor is                   is
---------------------- -------------------- --------------------- ------------------------------------- -----------------------
         40                  $ 10,000               3.64                        $  36,400                     $ 100,000
         40                  $ 30,000               3.64                        $ 109,200                     $ 109,200*
         40                  $ 50,000               3.64                        $ 182,000                     $ 182,000*
---------------------- -------------------- --------------------- ------------------------------------- -----------------------
         60                  $ 30,000               1.96                        $  58,800                     $ 100,000
         60                  $ 50,000               1.96                        $  98,000                     $ 100,000
         60                  $ 70,000               1.96                        $ 137,200                     $ 137,200*
---------------------- -------------------- --------------------- ------------------------------------- -----------------------
         80                  $ 50,000               1.28                        $  64,000                     $ 100,000
         80                  $ 80,000               1.28                        $ 102,400                     $ 102,400*
         80                  $ 90,000               1.28                        $ 115,200                     $ 115,200*
---------------------- -------------------- --------------------- ------------------------------------- -----------------------

* Note that the death benefit has been increased to comply with the Internal Revenue Code's definition of life insurance.

This means, for example, that if the insured has reached the age of 60, and the Contract Fund is $70,000, the death benefit will be $137,200, even though the original basic insurance amount was $100,000. In this situation, for every $1 increase in the Contract Fund, the death benefit will be increased by $1.96. We reserve the right to refuse to accept any premium payment that increases the death benefit by more than it increases the Contract Fund. If we exercise this right, it may in certain situations result in the loss of the death benefit guarantee.

How a Type B (Variable) Contract's Death Benefit Will Vary


Under a Type B (variable) Contract, while the Contract is in-force, the death benefit will never be less than the basic insurance amount, but will also vary, immediately after it is issued, with the investment results of the selected investment options. The death benefit may be further increased to ensure that the Contract will satisfy the Internal Revenue Code's definition of life insurance.


The death benefit under a Type B (variable) Contract will always be the greater of:

          (1) the basic insurance amount plus the Contract Fund before the deduction of any monthly charges due on that date; and

          (2) the Contract Fund before the deduction of any monthly charges due on that date, multiplied by the attained age factor that applies.

For purposes of computing the death benefit, if the Contract Fund is less than zero we will consider it to be zero. A listing of attained age factors can be found on your Contract data pages. The latter provision ensures that the Contract will always have a death benefit large enough so that the Contract will be treated as life insurance for tax purposes under current law.


The following table illustrates various attained age factors and Contract Funds and the corresponding death benefits. The table assumes a $100,000 Type B (variable) Contract was issued when the insured was a male nonsmoker, age 35, and there is no contract debt.


                         Type B (Variable) Death Benefit
-------------------------------------------- ---------------------------------------------------------------------------------
                    IF                                                             THEN
============================================ =================================================================================
 the insured is age      and the Contract      the attained age      the Contract Fund multiplied by        and the Death
                             Fund is              factor is            the attained age factor is            Benefit is
---------------------- --------------------- --------------------- ------------------------------------ ----------------------
         40                  $ 10,000                3.64                       $  36,400                     $ 110,000
         40                  $ 30,000                3.64                       $ 109,200                     $ 130,000
         40                  $ 50,000                3.64                       $ 182,000                     $ 182,000*
---------------------- --------------------- --------------------- ------------------------------------ ----------------------
         60                  $ 30,000                1.96                       $  58,800                     $ 130,000
         60                  $ 50,000                1.96                       $  98,800                     $ 150,000
         60                  $ 70,000                1.96                       $ 137,200                     $ 170,000
---------------------- --------------------- --------------------- ------------------------------------ ----------------------
         80                  $ 50,000                1.28                       $  64,000                     $ 150,000
         80                  $ 80,000                1.28                       $ 102,400                     $ 180,000
         80                  $ 90,000                1.28                       $ 115,200                     $ 190,000
---------------------- --------------------- --------------------- ------------------------------------ ----------------------

* Note that the death benefit has been increased to comply with the Internal Revenue Code's definition of life insurance.

This means, for example, that if the insured has reached the age of 40, and the Contract Fund is $50,000, the death benefit will be $182,000, even though the original basic insurance amount was $100,000. In this situation, for every $1 increase in the Contract Fund, the death benefit will be increased by $3.64. We reserve the right to refuse to accept any premium payment that increases the death benefit by more than it increases the Contract Fund. If we exercise this right, it may in certain situations result in the loss of the death benefit guarantee.

Surrender of a Contract

A Contract may be surrendered for its cash surrender value while the insured is living. To surrender a Contract, we may require you to deliver or mail the Contract with a written request in a form that meets Pruco Life's needs, to a Home Office. The cash surrender value of a surrendered Contract will be determined as of the end of the valuation period in which such a request is received in a Home Office. Surrender of a Contract may have tax consequences. See Tax Treatment of Contract Benefits, page 27.

Withdrawals

Under certain circumstances, you may withdraw a portion of the Contract's cash surrender value without surrendering the Contract. The withdrawal amount is limited by the requirement that the cash surrender value after the withdrawal may not be zero or less than zero after deducting the withdrawal charges. The amount withdrawn must be at least $500. There is an administrative processing fee for each withdrawal which is the lesser of: (a) $25 and; (b) 2% of the withdrawal amount. An amount withdrawn may not be repaid except as a premium subject to the applicable charges. Upon request, we will tell you how much you may withdraw. Withdrawal of the cash surrender value may have tax consequences. See Tax Treatment of Contract Benefits, page 27.

Whenever a withdrawal is made, the death benefit will immediately be reduced by at least the amount of the withdrawal. For a Type B (variable) Contract, this will not change the basic insurance amount. However, under a Type A (fixed) Contract, the resulting reduction in death benefit usually requires a reduction in the basic insurance amount. If the basic insurance amount is decreased to an amount less than the basic insurance amount at issue, a surrender charge may be deducted. See Charges and Expenses, page 10. No withdrawal will be permitted under a Type A (fixed) Contract if it would result in a basic insurance amount of less than the minimum basic insurance amount. It is important to note, however, that if the basic insurance amount is decreased, there is a possibility that the Contract might be classified as a Modified Endowment Contract. See Tax Treatment of Contract Benefits, page 27. Before making any withdrawal which causes a decrease in basic insurance amount, you should consult with your tax adviser and your Pruco Life representative.

When a withdrawal is made, the Contract Fund is reduced by the sum of the cash withdrawn and the withdrawal fee. An amount equal to the reduction in the Contract Fund will be withdrawn proportionally from the investment options unless you direct otherwise.


Withdrawal of the cash surrender value increases the risk that the Contract Fund may be insufficient to provide Contract benefits. If such a withdrawal is followed by unfavorable investment experience, the Contract may go into default. Withdrawals may also affect whether a Contract is kept in-force under the Death Benefit Guarantee, since withdrawals decrease the accumulated net payments. See Death Benefit Guarantee, page 17.


Increases in Basic Insurance Amount

Subject to state approval and subject to the underwriting requirements determined by Pruco Life, on or after the first Contract anniversary, you may increase the amount of insurance by increasing the basic insurance amount of the Contract. The following conditions must be met:

(1)  you must ask for the change in a form that meets Pruco Life's needs;
(2) the amount of the increase must be at least equal to the minimum increase in basic insurance amount shown under Contract Limitations in your Contract data pages;
(3)  you must prove to us that the insured is insurable for any increase;
(4)  the Contract must not be in default;
(5) we must not be paying premiums into the Contract as a result of the insured's total disability; and
(6)      if we ask you to do so, you must send us the Contract to be endorsed.

If we approve the change, we will send you new Contract data pages showing the amount and effective date of the change and the recomputed charges, values and limitations. If the insured is not living on the effective date, the change will not take effect. No administrative processing charge is currently being made in connection with an increase in basic insurance amount. We reserve the right to make such a charge in an amount of up to $25.

For sales load purposes, the target premium is calculated separately for each basic insurance amount segment. The target premium for each segment also includes the premium for extra insurance charges associated to that segment. When premiums are paid, each payment is allocated to each basic insurance amount segment based on the proportion of the target premium in each segment to the total target premiums of all segments. Currently, the sales load charge for each segment is equal to 4% of the allocated premium paid in each Contract year up to the target premium and 0% of allocated premiums paid in excess of the target premium. See the definition of Contract year for an increase in basic insurance amount in DEFINITIONS OF SPECIAL TERMS USED IN THIS PROSPECTUS, page 1.

The COI rates for an increase in basic insurance amount are based upon 1980 CSO Tables, the age at the increase effective date and the number of years since then, sex (except where unisex rates apply); smoker/nonsmoker status, and extra rating class, if any. The net amount at risk for the whole contract (the death benefit minus the Contract Fund) is allocated to each basic insurance amount segment based on the proportion of its basic insurance amount to the total of all basic insurance amount segments. In addition, the attained age factor for a Contract with an increase in basic insurance amount is based on the Insured's attained age for the initial basic insurance amount segment. For a description of attained age factor, see How a Type A (Fixed) Contract's Death Benefit Will Vary, page 20 and How a Type B (Variable) Contract's Death Benefit Will Vary, page 21.

Each Contract owner who elects to increase the basic insurance amount of his or her Contract will receive a "free-look" right which will apply only to the increase in basic insurance amount, not the entire Contract. This right is comparable to the right afforded to a purchaser of a new Contract except that, any cost of insurance charge for the increase in the basic insurance amount will be returned to the Contract Fund instead of a refund of premium. See Short-Term Cancellation Right or "Free-Look", page 14. Generally, the "free-look" right would have to be exercised no later than 10 days after receipt of the Contract as increased.

An increase in basic insurance amount may cause the Contract to be classified as a Modified Endowment Contract. See Tax Treatment of Contract Benefits, page 27. Therefore, before increasing the basic insurance amount, you should consult with your tax adviser and your Pruco Life representative.

Decreases in Basic Insurance Amount

As explained earlier, you may make a withdrawal (see Withdrawals, page 22). On or after the first Contract anniversary, you also have the option of decreasing the basic insurance amount of your Contract without withdrawing any cash surrender value. Contract owners who conclude that, because of changed circumstances, the amount of insurance is greater than needed will be able to decrease their amount of insurance protection, and the monthly deductions for the cost of insurance. The amount of the decrease must be at least equal to the minimum decrease in basic insurance amount shown under Contract Limitations in your Contract data pages. In addition, the basic insurance amount after the decrease must be at least equal to the minimum basic insurance amount shown under Contract Limitations in your Contract data pages. If the basic insurance amount is decreased to an amount less than the lowest basic insurance amount since issue, a surrender charge may be deducted. No administrative processing charge is currently being made in connection with a decrease in basic insurance amount. We reserve the right to make such a charge in an amount of up to $25. See Charges and Expenses, page 10. If we ask you to, you must send us your Contract to be endorsed. The Contract will be amended to show the new basic insurance amount, charges, values in the appropriate tables and the effective date of the decrease.

We may decline a reduction if we determine it would cause the Contract to fail to qualify as "life insurance" for purposes of Section 7702 of the Internal Revenue Code. A decrease will not take effect if the insured is not living on the effective date.

It is important to note, however, that if the basic insurance amount is decreased, there is a possibility that the Contract might be classified as a Modified Endowment Contract. See Tax Treatment of Contract Benefits, page 27. Before requesting any decrease in basic insurance amount, you should consult with your tax adviser and your Pruco Life representative.

When Proceeds Are Paid

Pruco Life will generally pay any death benefit, cash surrender value, loan proceeds or withdrawal within seven days after all the documents required for such a payment are received at a Home Office. Other than the death benefit, which is determined as of the date of death, the amount will be determined as of the end of the valuation period in which the necessary documents are received at a Home Office. However, Pruco Life may delay payment of proceeds from the variable investment option[s] and the variable portion of the death benefit due under the Contract if the disposal or valuation of the Account's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists.

With respect to the amount of any cash surrender value allocated to the fixed-rate option, Pruco Life expects to pay the cash surrender value promptly upon request. However, Pruco Life has the right to delay payment of such cash surrender value for up to six months (or a shorter period if required by applicable law). Pruco Life will pay interest of at least 3% a year if it delays such a payment for 30 days or more (or a shorter period if required by applicable law).

Living Needs Benefit

You may elect to add the Living Needs BenefitSM to your Contract at issue. The benefit may vary by state. There is no charge for adding the benefit to the Contract. However, an administrative charge (not to exceed $150) will be made at the time the Living Needs Benefit is paid.

Subject to state regulatory approval, the Living Needs Benefit allows you to elect to receive an accelerated payment of all or part of the Contract's death benefit, adjusted to reflect current value, at a time when certain special needs exist. The adjusted death benefit will always be less than the death benefit, but will generally be greater than the Contract's cash surrender value. One or both of the following options may be available. A Pruco Life representative should be consulted as to whether additional options may be available.

Terminal Illness Option. This option is available if the insured is diagnosed as terminally ill with a life expectancy of six months or less. When satisfactory evidence is provided, Pruco Life will provide an accelerated payment of the portion of the death benefit selected by the Contract owner as a Living Needs Benefit. The Contract owner may (1) elect to receive the benefit in a single sum or (2) receive equal monthly payments for six months. If the insured dies before all the payments have been made, the present value of the remaining payments will be paid to the beneficiary designated in the Living Needs Benefit claim form in a single sum.

Nursing Home Option. This option is available after the insured has been confined to an eligible nursing home for six months or more. When satisfactory evidence is provided, including certification by a licensed physician, that the insured is expected to remain in the nursing home until death, Pruco Life will provide an accelerated payment of the portion of the death benefit selected by the Contract owner as a Living Needs Benefit. The Contract owner may (1) elect to receive the benefit in a single sum or (2) receive equal monthly payments for a specified number of years (not more than 10 nor less than 2), depending upon the age of the insured. If the insured dies before all of the payments have been made, the present value of the remaining payments will be paid to the beneficiary designated in the Living Needs Benefit claim form in a single sum.

Subject to state approval, all or part of the Contract's death benefit may be accelerated under the Living Needs Benefit. If the benefit is only partially accelerated, a death benefit of at least $25,000 must remain under the Contract. Pruco Life reserves the right to determine the minimum amount that may be accelerated.

No benefit will be payable if you are required to elect it in order to meet the claims of creditors or to obtain a government benefit. Pruco Life can furnish details about the amount of Living Needs Benefit that is available to an eligible Contract owner, and the effect on the Contract if less than the entire death benefit is accelerated.

You should consider whether adding this settlement option is appropriate in your given situation. Adding the Living Needs Benefit to the Contract has no adverse consequences; however, electing to use it could. With the exception of certain business-related Contracts, the Living Needs Benefit is excluded from income if the insured is terminally ill or chronically ill as defined in the tax law (although the exclusion in the latter case may be limited). You should consult a qualified tax adviser before electing to receive this benefit. Receipt of a Living Needs Benefit payment may also affect your eligibility for certain government benefits or entitlements.

Illustrations of Cash Surrender Values, Death Benefits, and Accumulated Premiums

The following six tables (pages T1 through T6; M1 through M6 in Massachusetts) show how a Contract's death benefit and cash surrender values change with the investment experience of the Account. They are "hypothetical" because they are based, in part, upon several assumptions, which are described below. All six tables assume the following:

o a Contract with a basic insurance amount of $100,000 bought by a 35 year old male, select, non-smoker, with no extra risks or substandard ratings, and no extra benefit riders added to the Contract.

o the target premium amount (see Premiums, page 16) is paid on each Contract anniversary and no loans are taken.

o the Contract Fund has been invested in equal amounts in each of the 15 portfolios of the Funds and no portion of the Contract Fund has been allocated to the fixed-rate option.

The first table (page T1; M1 in Massachusetts) assumes a Type A (fixed) Contract has been purchased and the second table (page T2; M2 in Massachusetts) assumes a Type B (variable) Contract has been purchased. Both assume the current charges will continue for the indefinite future. The third and fourth tables (pages T3 and T4; M3 and M4 in Massachusetts) are based upon the same assumptions except it is assumed the maximum contractual charges have been made from the beginning. See Charges and Expenses, page 10.

Under the Type B (variable) Contract the death benefit changes to reflect investment returns. Under the Type A (fixed) Contract, the death benefit increases only if the Contract Fund becomes large enough that an increase in the death benefit is necessary for the Contract to satisfy the Internal Revenue Code's definition of life insurance. See Types of Death Benefit, page 14.

Finally, there are four assumptions, shown separately, about the average investment performance of the portfolios. The first is that there will be a uniform 0% gross rate of return with the average value of the Contract Fund uniformly adversely affected by very unfavorable investment performance. The other three assumptions are that investment performance will be at a uniform gross annual rate of 4%, 8% and 12%. Actual returns will fluctuate from year to year. In addition, death benefits and cash surrender values would be different from those shown if investment returns averaged 0%, 4%, 8% and 12% but fluctuated from those averages throughout the years. Nevertheless, these assumptions help show how the Contract values will change with investment experience.

The first column in the following illustrations (pages T1 through T4; M1 through M4 in Massachusetts) shows the Contract year. The second column, to provide context, shows what the aggregate amount would be if the premiums had been invested to earn interest, after taxes, at 4% compounded annually. The next four columns show the death benefit payable in each of the years shown for the four different assumed investment returns. The last four columns show the cash surrender value payable in each of the years shown for the four different assumed investment returns. The cash surrender values in the first 10 years reflect the surrender charges that would be deducted if the Contract were surrendered in those years.


A gross return (as well as the net return) is shown at the top of each column. The gross return represents the combined effect of investment income and capital gains and losses, realized or unrealized, of the portfolios before any reduction is made for investment advisory fees or other Fund expenses. The net return reflects average total annual expenses of the 15 portfolios of 0.66%, and the daily deduction from the Contract Fund of 0.60% per year for the tables based on current charges and 0.90% per year for the tables based on maximum charges. Thus, assuming current charges, gross returns of 0%, 4%, 8% and 12% are the equivalent of net returns of -1.26%, 2.74%, 6.74% and 10.74%, respectively. Assuming maximum charges, gross returns of 0%, 4%, 8% and 12% are the equivalent of net returns of -1.56%, 2.44%, 6.44% and 10.44%, respectively. The actual fees and expenses of the portfolios associated with a particular Contract may be more or less than 0.66% and will depend on which variable investment options are selected. The death benefits and cash surrender values shown reflect the deduction of all expenses and charges both from the Funds and under the Contract.

If you are considering the purchase of a variable life insurance contract from another insurance company, you should not rely upon these tables for comparison purposes. A comparison between two tables, each showing values for a 35 year old man, may be useful for a 35 year old man but would be inaccurate if made for insureds of other ages, sex, or rating class. Your Pruco Life representative can provide you with a hypothetical illustration for your own age, sex, and rating class.

                             VARIABLE UNIVERSAL LIFE
                          TYPE A (FIXED) DEATH BENEFIT
                         MALE NON-SMOKER SELECT AGE 35
                       $100,000.00 BASIC INSURANCE AMOUNT
                         $884.00 ANNUAL PREMIUM PAYMENT
                        USING CURRENT CONTRACTUAL CHARGES


                                                                       Death Benefit (1)
                                            --------------------------------------------------------------
                                                             Assuming Hypothetical Gross (and Net)
                        Premiums                                  Annual Investment Return of
      End of           Accumulated          --------------------------------------------------------------
     Policy              at 4%                 0% Gross         4% Gross         8% Gross          12% Gross
       Year             Per Year            (-1.26 Net)       (2.74 Net)        (6.74 Net)       (10.74% Net)
      ------           -----------          -----------       -----------       -----------      -------------
         1             $    919                $100,000          $100,000         $100,000        $  100,000
         2             $  1,875                $100,000          $100,000         $100,000        $  100,000
         3             $  2,870                $100,000          $100,000         $100,000        $  100,000
         4             $  3,904                $100,000          $100,000         $100,000        $  100,000
         5             $  4,980                $100,000          $100,000         $100,000        $  100,000
         6             $  6,098                $100,000          $100,000         $100,000        $  100,000
         7             $  7,261                $100,000          $100,000         $100,000        $  100,000
         8             $  8,471                $100,000          $100,000         $100,000        $  100,000
         9             $  9,729                $100,000          $100,000         $100,000        $  100,000
        10             $ 11,038                $100,000          $100,000         $100,000        $  100,000
        15             $ 18,409                $100,000          $100,000         $100,000        $  100,000
        20             $ 27,377                $100,000          $100,000         $100,000        $  100,000
        25             $ 38,288                $100,000          $100,000         $100,000        $  134,052
        30             $ 51,562                $100,000          $100,000         $100,000        $  198,743
        35             $ 67,713                $100,000          $100,000         $111,601        $  293,119
        40             $ 87,363                $100,000          $100,000         $139,002        $  426,343
        45             $111,270                 $      0(2)      $100,000         $173,553        $  625,422
        50             $140,356                $      0          $      0(2)      $216,335        $  920,238
        55             $175,744                $      0          $      0         $268,190        $1,351,509
        60             $218,799                $      0          $      0         $329,913        $1,975,112
        65             $271,182                $      0          $      0         $408,773        $2,913,990


             Cash Surrender Value (1)
--------------------------------------------------
        Assuming Hypothetical Gross (and Net)
              Annual Investment Return of
--------------------------------------------------
      0% Gross         4% Gross         8% Gross         12% Gross
     (-1.26 Net)      (2.74 Net)        (6.74 Net)      (10.74% Net)
     ----------       -----------       ------------    ------------
       $     0          $     0          $      0(2)    $        0(2)
       $   270          $   340          $    413       $      488
       $   823          $   962          $  1,110       $    1,266
       $ 1,365          $ 1,598          $  1,852       $    2,126
       $ 1,897          $ 2,248          $  2,639       $    3,075
       $ 2,417          $ 2,911          $  3,476       $    4,121
       $ 3,106          $ 3,768          $  4,545       $    5,456
       $ 3,782          $ 4,636          $  5,666       $    6,908
       $ 4,443          $ 5,515          $  6,844       $    8,490
       $ 5,086          $ 6,401          $  8,078       $   10,213
       $ 7,098          $10,016          $ 14,302       $   20,609
       $ 8,802          $13,982          $ 22,801       $   37,911
       $10,073          $18,244          $ 34,448       $   66,693
       $10,076          $22,036          $ 49,962       $  112,922
       $ 8,246          $24,838          $ 71,083       $  186,700
       $ 2,475          $24,789          $ 98,583       $  302,371
       $     0(2)       $18,685          $133,502       $  481,094
       $     0          $     0(2)       $177,324       $  754,293
       $     0          $     0          $231,199       $1,165,094
       $     0          $     0          $297,219       $1,779,381
       $     0          $     0          $389,308       $2,775,229


(1)  Assumes no Contract loan has been made.

(2) Based on a gross return of 0% the cash surrender value would go to zero in year 1 and in year 42 and later. Because the Target Premium is being paid, the Contract is kept inforce through the Limited Death Benefit Guarantee Period of 35 years. The contract would be in default at the beginning of year 42. Based on a gross return of 4% the cash surrender value would go to zero in year 1 and in year 50 and later. Because the Target Premium is being paid, the Contract is kept inforce through the Limited Death Benefit Guarantee Period of 35 years. The contract would be in default at the beginning of year 50. Based on a gross return of 8% the cash surrender value would go to zero in year 1. Because the Target Premium is being paid, the Contract is kept inforce through the Limited Death Benefit Guarantee Period of 35 years. Based on a gross return of 12% the cash surrender value would go to zero in year 1. Because the Target Premium is being paid, the Contract is kept inforce through the Limited Death Benefit Guarantee Period of 35 years.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment allocations made by an owner, prevailing interest rates, and rate of inflation. The Death Benefit and Cash Surrender Value for a contract would be different from those shown if the actual rates of return average 0%, 4%, 8%, and 12% over a period of years but also fluctuated above or below those averages for individual contract years. No representations can be made by Pruco Life or the funds that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.



                                       T1

                             VARIABLE UNIVERSAL LIFE
                        TYPE B (VARIABLE) DEATH BENEFIT
                         MALE NON-SMOKER SELECT AGE 35
                       $100,000.00 BASIC INSURANCE AMOUNT
                         $884.00 ANNUAL PREMIUM PAYMENT
                        USING CURRENT CONTRACTUAL CHARGES

                                                                       Death Benefit (1)
                                            ------------------------------------------------------------------------
                                                             Assuming Hypothetical Gross (and Net)
                        Premiums                                  Annual Investment Return of
      End of           Accumulated          ------------------------------------------------------------------------
      Policy              at 4%                0% Gross         4% Gross          8% Gross         12% Gross
       Year             Per Year            (-1.26 Net)       (2.74 Net)        (6.74 Net)       (10.74% Net)
      ------           -----------          -----------       -----------       -----------      ------------
         1             $    919                $100,437          $100,462         $100,487         $  100,511
         2             $  1,875                $100,997          $101,067         $101,140         $  101,214
         3             $  2,870                $101,547          $101,686         $101,834         $  101,989
         4             $  3,904                $102,086          $102,318         $102,570         $  102,843
         5             $  4,980                $102,613          $102,963         $103,351         $  103,784
         6             $  6,098                $103,128          $103,618         $104,179         $  104,819
         7             $  7,261                $103,628          $104,284         $105,054         $  105,957
         8             $  8,471                $104,113          $104,959         $105,979         $  107,208
         9             $  9,729                $104,582          $105,642         $106,956         $  108,582
        10             $ 11,038                $105,033          $106,331         $107,985         $  110,090
        15             $ 18,409                $106,963          $109,813         $113,995         $  120,146
        20             $ 27,377                $108,549          $113,544         $122,036         $  136,568
        25             $ 38,288                $109,646          $117,395         $132,728         $  163,437
        30             $ 51,562                $109,331          $120,328         $145,924         $  206,415
        35             $ 67,713                $107,036          $121,496         $161,817         $  275,386
        40             $ 87,363                $100,780          $118,340         $178,926         $  400,814
        45             $111,270                 $      0(2)      $107,275         $194,472         $  588,352
        50             $140,356                $      0          $      0(2)      $203,419         $  866,042
        55             $175,744                $      0          $      0         $195,293         $1,272,241
        60             $218,799                $      0          $      0         $153,082         $1,859,580
        65             $271,182                $      0          $      0          $      0(2)     $2,743,836


                  Cash Surrender Value (1)
 ---------------------------------------------------------------
             Assuming Hypothetical Gross (and Net)
                  Annual Investment Return of
 ---------------------------------------------------------------
  0% Gross       4% Gross          8% Gross         12% Gross
 (-1.26 Net)    (2.74 Net)        (6.74 Net)       (10.74% Net)
 -----------    -----------       ----------       ------------
  $    0          $     0          $      0        $        0(2)
  $  267          $   338          $    410        $      484
  $  817          $   957          $  1,104        $    1,259
  $1,356          $ 1,589          $  1,841        $    2,113
  $1,884          $ 2,233          $  2,622        $    3,054
  $2,398          $ 2,888          $  3,449        $    4,089
  $3,081          $ 3,737          $  4,507        $    5,410
  $3,748          $ 4,594          $  5,614        $    6,843
  $4,400          $ 5,459          $  6,773        $    8,400
  $5,033          $ 6,331          $  7,985        $   10,090
  $6,963          $ 9,813          $ 13,995        $   20,146
  $8,549          $13,544          $ 22,036        $   36,568
  $9,646          $17,395          $ 32,728        $   63,437
  $9,331          $20,328          $ 45,924        $  106,415
  $7,036          $21,496          $ 61,817        $  175,386
  $  780          $18,340          $ 78,926        $  284,265
  $    0(2)       $ 7,275          $ 94,472        $  452,578
  $    0          $     0(2)       $103,419        $  709,870
  $    0          $     0          $ 95,293        $1,096,760
  $    0          $     0          $ 53,082        $1,675,297
  $    0          $     0          $      0(2)     $2,613,177


(1)  Assumes no Contract loan has been made.

(2) Based on a gross return of 0% the cash surrender value would go to zero in year 1 and in year 41 and later. Because the Target Premium is being paid, the Contract is kept inforce through the Limited Death Benefit Guarantee Period of 33 years. The contract would be in default at the beginning of year 41. Based on a gross return of 4% the cash surrender value would go to zero in year 1 and in year 47 and later. Because the Target Premium is being paid, the Contract is kept inforce through the Limited Death Benefit Guarantee Period of 33 years. The contract would be in default at the beginning of year 47. Based on a gross return of 8% the cash surrender value would go to zero in year 1 and in year 64 and later. Because the Target Premium is being paid, the Contract is kept inforce through the Limited Death Benefit Guarantee Period of 33 years. The contract would be in default at the beginning of year 64. Based on a gross return of 12% the cash surrender value would go to zero in year 1. Because the Target Premium is being paid, the Contract is kept inforce through the Limited Death Benefit Guarantee Period of 33 years.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment allocations made by an owner, prevailing interest rates, and rate of inflation. The Death Benefit and Cash Surrender Value for a contract would be different from those shown if the actual rates of return average 0%, 4%, 8%, and 12% over a period of years but also fluctuated above or below those averages for individual contract years. No representations can be made by Pruco Life or the funds that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.


                                       T2



                             VARIABLE UNIVERSAL LIFE
                          TYPE A (FIXED) DEATH BENEFIT
                         MALE NON-SMOKER SELECT AGE 35
                       $100,000.00 BASIC INSURANCE AMOUNT
                         $884.00 ANNUAL PREMIUM PAYMENT
                       USING MAXIMUM CONTRACTUAL CHARGES

                                                                       Death Benefit (1)
                                            ------------------------------------------------------------------------
                                                             Assuming Hypothetical Gross (and Net)
                        Premiums                                  Annual Investment Return of
      End of           Accumulated          ------------------------------------------------------------------------
      Policy              at 4%               0% Gross         4%Gross           8% Gross          12% Gross
       Year             Per Year            (-1.56 Net)       (2.44 Net)        (6.44 Net)       (10.44% Net)
      ------           -----------          -----------       -----------       -----------      ------------
         1              $    919               $100,000          $100,000         $100,000           $100,000
         2              $  1,875               $100,000          $100,000         $100,000           $100,000
         3              $  2,870               $100,000          $100,000         $100,000           $100,000
         4              $  3,904               $100,000          $100,000         $100,000           $100,000
         5              $  4,980               $100,000          $100,000         $100,000           $100,000
         6              $  6,098               $100,000          $100,000         $100,000           $100,000
         7              $  7,261               $100,000          $100,000         $100,000           $100,000
         8              $  8,471               $100,000          $100,000         $100,000           $100,000
         9              $  9,729               $100,000          $100,000         $100,000           $100,000
        10              $ 11,038               $100,000          $100,000         $100,000           $100,000
        15              $ 18,409               $100,000          $100,000         $100,000           $100,000
        20              $ 27,377               $100,000          $100,000         $100,000           $100,000
        25              $ 38,288               $100,000          $100,000         $100,000           $100,000
        30              $ 51,562               $100,000          $100,000         $100,000           $119,953
        35              $ 67,713               $100,000          $100,000         $100,000           $167,778
        40              $ 87,363               $      0(2)       $      0(2)      $100,000           $228,751
        45              $111,270               $      0          $      0         $      0(2)        $310,607
        50              $140,356               $      0          $      0         $      0           $419,279
        55              $175,744               $      0          $      0         $      0           $561,662
        60              $218,799               $      0          $      0         $      0           $752,890
        65              $271,182               $      0          $      0         $      0           $970,599


                      Cash Surrender Value (1)
      -----------------------------------------------------------
                Assuming Hypothetical Gross (and Net)
                    Annual Investment Return of
      -----------------------------------------------------------
 0% Gross          4% Gross          8% Gross         12% Gross
(-1.56 Net)       (2.44 Net)        (6.44 Net)       (10.44% Net)
-----------      -----------       -----------      ------------
    $    0           $    0           $     0         $      0(2)
    $   99           $  163           $   228         $    295
    $  525           $  647           $   777         $    914
    $  932           $1,131           $ 1,349         $  1,585
    $1,320           $1,615           $ 1,945         $  2,313
    $1,686           $2,094           $ 2,564         $  3,102
    $2,213           $2,752           $ 3,389         $  4,140
    $2,717           $3,403           $ 4,238         $  5,250
    $3,197           $4,048           $ 5,112         $  6,439
    $3,651           $4,682           $ 6,010         $  7,715
    $4,557           $6,713           $ 9,940         $ 14,765
    $4,417           $7,993           $14,318         $ 25,484
    $2,490           $7,604           $18,619         $ 42,004
    $    0           $3,895           $21,783         $ 68,155
    $    0           $    0           $21,353         $106,865
    $    0(2)        $    0(2)        $11,466         $162,235
    $    0           $    0           $     0(2)      $238,929
    $    0           $    0           $     0         $343,672
    $    0           $    0           $     0         $484,192
    $    0           $    0           $     0         $678,279
    $    0           $    0           $     0         $924,380


(1) Assumes no Contract  loan has been made.

(2) Based on a gross return of 0% the cash surrender value would go to zero in year 1 and in year 28 and later, but because the Target Premium is being paid, the Contract is kept inforce through the Limited Death Benefit Guarantee Period of 35 years. The contract would be in default at the beginning of year 36. Based on a gross return of 4% the cash surrender value would go to zero in year 1 and in year 33 and later, but because the Target Premium is being paid, the Contract is kept inforce through the Limited Death Benefit Guarantee Period of 35 years. The contract would be in default at the beginning of year 36. Based on a gross return of 8% the cash surrender value would go to zero in year 1 and in year 43 and later. Because the Target Premium is being paid, the Contract is kept inforce through the Limited Death Benefit Guarantee Period of 35 years. The contract would be in default at the beginning of year 43. Based on a gross return of 12% the cash surrender value would go to zero in year 1. Because the Target Premium is being paid, the Contract is kept inforce through the Limited Death Benefit Guarantee Period of 35 years.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment allocations made by an owner, prevailing interest rates, and rate of inflation. The Death Benefit and Cash Surrender Value for a contract would be different from those shown if the actual rates of return average 0%, 4%, 8%, and 12% over a period of years but also fluctuated above or below those averages for individual contract years. No representations can be made by Pruco Life or the funds that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.


                                       T3

                             VARIABLE UNIVERSAL LIFE
                        TYPE B (VARIABLE) DEATH BENEFIT
                         MALE NON-SMOKER SELECT AGE 35
                       $100,000.00 BASIC INSURANCE AMOUNT
                         $884.00 ANNUAL PREMIUM PAYMENT
                       USING MAXIMUM CONTRACTUAL CHARGES

                                                                       Death Benefit (1)
                                            ------------------------------------------------------------------------
                                                             Assuming Hypothetical Gross (and Net)
                        Premiums                                  Annual Investment Return of
      End of           Accumulated          ------------------------------------------------------------------------
      Policy              at 4%               0% Gross          4% Gross         8% Gross         12% Gross
       Year             Per Year            (-1.56 Net)        (2.44 Net)       (6.44 Net)       (10.44% Net)
      ------           -----------          -----------       -----------       -----------      ------------
         1              $    919               $100,385          $100,408         $100,431          $100,454
         2              $  1,875               $100,826          $100,890         $100,955          $101,022
         3              $  2,870               $101,249          $101,371         $101,500          $101,636
         4              $  3,904               $101,653          $101,851         $102,067          $102,301
         5              $  4,980               $102,036          $102,328         $102,656          $103,021
         6              $  6,098               $102,396          $102,800         $103,265          $103,798
         7              $  7,261               $102,733          $103,266         $103,895          $104,637
         8              $  8,471               $103,046          $103,723         $104,546          $105,544
         9              $  9,729               $103,333          $104,171         $105,218          $106,523
        10              $ 11,038               $103,594          $104,606         $105,908          $107,581
        15              $ 18,409               $104,414          $106,495         $109,605          $114,252
        20              $ 27,377               $104,135          $107,488         $113,409          $123,849
        25              $ 38,288               $102,039          $106,589         $116,391          $137,187
        30              $ 51,562               $100,000          $102,189         $116,755          $155,043
        35              $ 67,713               $      0(2)       $      0(2)      $110,923          $177,451
        40              $ 87,363               $      0          $      0         $      0(2)       $202,830
        45              $111,270               $      0          $      0         $      0          $225,599
        50              $140,356               $      0          $      0         $      0          $235,410
        55              $175,744               $      0          $      0         $      0          $210,302
        60              $218,799               $      0          $      0         $      0          $117,190
        65              $271,182               $      0          $      0         $      0          $      0(2)



                      Cash Surrender Value (1)
-----------------------------------------------------------------
                Assuming Hypothetical Gross (and Net)
                      Annual Investment Return of
-----------------------------------------------------------------
 0% Gross          4% Gross         8% Gross          12% Gross
(-1.56 Net)       (2.44 Net)        (6.44 Net)       (10.44% Net)
-----------       -----------       -----------      ------------
    $    0           $    0           $     0         $      0
    $   97           $  160           $   225         $    292
    $  519           $  641           $   770         $    907
    $  923           $1,121           $ 1,337         $  1,572
    $1,306           $1,599           $ 1,926         $  2,291
    $1,666           $2,071           $ 2,535         $  3,068
    $2,186           $2,718           $ 3,348         $  4,090
    $2,681           $3,358           $ 4,181         $  5,179
    $3,151           $3,988           $ 5,035         $  6,341
    $3,594           $4,606           $ 5,908         $  7,581
    $4,414           $6,495           $ 9,605         $ 14,252
    $4,135           $7,488           $13,409         $ 23,849
    $2,039           $6,589           $16,391         $ 37,187
    $    0           $2,189           $16,755         $ 55,043
    $    0(2)        $    0(2)        $10,923         $ 77,451
    $    0           $    0           $     0(2)      $102,830
    $    0           $    0           $     0         $125,599
    $    0           $    0           $     0         $135,410
    $    0           $    0           $     0         $110,302
    $    0           $    0           $     0         $ 17,190
    $    0           $    0           $     0         $      0(2)

(1)  Assumes no Contract loan has been made.

(2) Based on a gross return of 0% the cash surrender value would go to zero in year 1 and in year 28 and later, but because the Target Premium is being paid, the Contract is kept inforce through the Limited Death Benefit Guarantee Period of 33 years. The contract would be in default at the beginning of year 34. Based on a gross return of 4% the cash surrender value would go to zero in year 1 and in year 32 and later, but because the Target Premium is being paid, the Contract is kept inforce through the Limited Death Benefit Guarantee Period of 33 years. The contract would be in default at the beginning of year 34. Based on a gross return of 8% the cash surrender value would go to zero in year 1 and in year 39 and later. Because the Target Premium is being paid, the Contract is kept inforce through the Limited Death Benefit Guarantee Period of 33 years. The contract would be in default at the beginning of year 39. Based on a gross return of 12% the cash surrender value would go to zero in year 1 and in year 61 and later. Because the Target Premium is being paid, the Contract is kept inforce through the Limited Death Benefit Guarantee Period of 33 years. The contract would be in default at the beginning of year 61.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment allocations made by an owner, prevailing interest rates, and rate of inflation. The Death Benefit and Cash Surrender Value for a contract would be different from those shown if the actual rates of return average 0%, 4%, 8%, and 12% over a period of years but also fluctuated above or below those averages for individual contract years. No representations can be made by Pruco Life or the funds that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.



                                       T4

                             FOR MASSACHUSETTS ONLY
                             VARIABLE UNIVERSAL LIFE
                          TYPE A (FIXED) DEATH BENEFIT
                         MALE NON-SMOKER SELECT AGE 35
                       $100,000.00 BASIC INSURANCE AMOUNT
                         $884.00 ANNUAL PREMIUM PAYMENT
                        USING CURRENT CONTRACTUAL CHARGES

                                                                       Death Benefit (1)
                                            -------------------------------------------------------------------
                                                             Assuming Hypothetical Gross (and Net)
                        Premiums                                 Annual Investment Return of
      End of           Accumulated          -------------------------------------------------------------------
      Policy             at 4%               0% Gross          4% Gross          8% Gross         12% Gross
       Year             Per Year            (-1.26 Net)       (2.74 Net)        (6.74 Net)       (10.74% Net)
      ------           -----------          -----------       -----------       -----------      ------------
         1             $    919                $100,000          $100,000         $100,000        $  100,000
         2             $  1,875                $100,000          $100,000         $100,000        $  100,000
         3             $  2,870                $100,000          $100,000         $100,000        $  100,000
         4             $  3,904                $100,000          $100,000         $100,000        $  100,000
         5             $  4,980                $100,000          $100,000         $100,000        $  100,000
         6             $  6,098                $100,000          $100,000         $100,000        $  100,000
         7             $  7,261                $100,000          $100,000         $100,000        $  100,000
         8             $  8,471                $100,000          $100,000         $100,000        $  100,000
         9             $  9,729                $100,000          $100,000         $100,000        $  100,000
        10             $ 11,038                $100,000          $100,000         $100,000        $  100,000
        15             $ 18,409                $100,000          $100,000         $100,000        $  100,000
        20             $ 27,377                $100,000          $100,000         $100,000        $  100,000
        25             $ 38,288                $100,000          $100,000         $100,000        $  134,052
        30             $ 51,562                $100,000          $100,000         $100,000        $  198,743
        35             $ 67,713                $100,000          $100,000         $111,601        $  293,119
        40             $ 87,363                $100,000          $100,000         $139,002        $  426,343
        45             $111,270                $      0(2)       $100,000         $173,553        $  625,422
        50             $140,356                $      0          $      0(2)      $216,335        $  920,238
        55             $175,744                $      0          $      0         $268,190        $1,351,509
        60             $218,799                $      0          $      0         $329,913        $1,975,112
        65             $271,182                $      0          $      0         $408,773        $2,913,990


                        Cash Surrender Value (1)
------------------------------------------------------------------
                  Assuming Hypothetical Gross (and Net)
                     Annual Investment Return of
------------------------------------------------------------------
  0% Gross             4% Gross         8% Gross       12% Gross
 (-1.26 Net)           (2.74 Net)      (6.74 Net)     (10.74% Net)
 -----------          -----------      -----------    ------------
     $     0          $     0          $      0(2)    $        0(2)
     $   270          $   340          $    413       $      488
     $   823          $   962          $  1,110       $    1,266
     $ 1,365          $ 1,598          $  1,852       $    2,126
     $ 1,897          $ 2,248          $  2,639       $    3,075
     $ 2,417          $ 2,911          $  3,476       $    4,121
     $ 3,106          $ 3,768          $  4,545       $    5,456
     $ 3,782          $ 4,636          $  5,666       $    6,908
     $ 4,443          $ 5,515          $  6,844       $    8,490
     $ 5,086          $ 6,401          $  8,078       $   10,213
     $ 7,098          $10,016          $ 14,302       $   20,609
     $ 8,802          $13,982          $ 22,801       $   37,911
     $10,073          $18,244          $ 34,448       $   66,693
     $10,076          $22,036          $ 49,962       $  112,922
     $ 8,246          $24,838          $ 71,083       $  186,700
     $ 2,475          $24,789          $ 98,583       $  302,371
     $     0(2)       $18,685          $133,502       $  481,094
     $     0          $     0(2)       $177,324       $  754,293
     $     0          $     0          $231,199       $1,165,094
     $     0          $     0          $297,219       $1,779,381
     $     0          $     0          $389,308       $2,775,229


(1)  Assumes no Contract loan has been made.

(2) Based on a gross return of 0% the cash surrender value would go to zero in year 1 and in year 42 and later. Because the Target Premium is being paid, the Contract is kept inforce through the Limited Death Benefit Guarantee Period of 5 years. The contract would be in default at the beginning of year 42. Based on a gross return of 4% the cash surrender value would go to zero in year 1 and in year 50 and later. Because the Target Premium is being paid, the Contract is kept inforce through the Limited Death Benefit Guarantee Period of 5 years. The contract would be in default at the beginning of year 50. Based on a gross return of 8% the cash surrender value would go to zero in year 1. Because the Target Premium is being paid, the Contract is kept inforce through the Limited Death Benefit Guarantee Period of 5 years. Based on a gross return of 12% the cash surrender value would go to zero in year 1. Because the Target Premium is being paid, the Contract is kept inforce through the Limited Death Benefit Guarantee Period of 5 years.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment allocations made by an owner, prevailing interest rates, and rate of inflation. The Death Benefit and Cash Surrender Value for a contract would be different from those shown if the actual rates of return average 0%, 4%, 8%, and 12% over a period of years but also fluctuated above or below those averages for individual contract years. No representations can be made by Pruco Life or the funds that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.


                                       M1

                             FOR MASSACHUSETTS ONLY
                             VARIABLE UNIVERSAL LIFE
                        TYPE B (VARIABLE) DEATH BENEFIT
                         MALE NON-SMOKER SELECT AGE 35
                       $100,000.00 BASIC INSURANCE AMOUNT
                         $884.00 ANNUAL PREMIUM PAYMENT
                        USING CURRENT CONTRACTUAL CHARGES

                                                                       Death Benefit (1)
                                            --------------------------------------------------------------
                                                             Assuming Hypothetical Gross (and Net)
                       Premiums                                    Annual Investment Return of
      End of          Accumulated           --------------------------------------------------------------
      Policy            at 4%                  0% Gross        4% Gross        8% Gross         12% Gross
       Year            Per Year              (-1.26 Net)     (2.74 Net)      (6.74 Net)       (10.74% Net)
      ------          ------------           ------------    -----------     -----------      ------------
         1             $    919                $100,437       $100,462         $100,487         $  100,511
         2             $  1,875                $100,997       $101,067         $101,140         $  101,214
         3             $  2,870                $101,547       $101,686         $101,834         $  101,989
         4             $  3,904                $102,086       $102,318         $102,570         $  102,843
         5             $  4,980                $102,613       $102,963         $103,351         $  103,784
         6             $  6,098                $103,128       $103,618         $104,179         $  104,819
         7             $  7,261                $103,628       $104,284         $105,054         $  105,957
         8             $  8,471                $104,113       $104,959         $105,979         $  107,208
         9             $  9,729                $104,582       $105,642         $106,956         $  108,582
        10             $ 11,038                $105,033       $106,331         $107,985         $  110,090
        15             $ 18,409                $106,963       $109,813         $113,995         $  120,146
        20             $ 27,377                $108,549       $113,544         $122,036         $  136,568
        25             $ 38,288                $109,646       $117,395         $132,728         $  163,437
        30             $ 51,562                $109,331       $120,328         $145,924         $  206,415
        35             $ 67,713                $107,036       $121,496         $161,817         $  275,386
        40             $ 87,363                $100,780       $118,340         $178,926         $  400,814
        45             $111,270                $      0(2)    $107,275         $194,472         $  588,352
        50             $140,356                $      0       $      0(2)      $203,419         $  866,042
        55             $175,744                $      0       $      0         $195,293         $1,272,241
        60             $218,799                $      0       $      0         $153,082         $1,859,580
        65             $271,182                $      0       $      0         $      0(2)      $2,743,836


                            Cash Surrender Value (1)
 ---------------------------------------------------------------------
                      Assuming Hypothetical Gross (and Net)
                            Annual Investment Return of
 ---------------------------------------------------------------------
     0% Gross          4% Gross         8% Gross        12% Gross
    (-1.26 Net)        (2.74 Net)      (6.74 Net)      (10.74% Net)
    -----------       -----------      -----------     ------------
       $    0          $     0          $      0        $        0(2)
       $  267          $   338          $    410        $      484
       $  817          $   957          $  1,104        $    1,259
       $1,356          $ 1,589          $  1,841        $    2,113
       $1,884          $ 2,233          $  2,622        $    3,054
       $2,398          $ 2,888          $  3,449        $    4,089
       $3,081          $ 3,737          $  4,507        $    5,410
       $3,748          $ 4,594          $  5,614        $    6,843
       $4,400          $ 5,459          $  6,773        $    8,400
       $5,033          $ 6,331          $  7,985        $   10,090
       $6,963          $ 9,813          $ 13,995        $   20,146
       $8,549          $13,544          $ 22,036        $   36,568
       $9,646          $17,395          $ 32,728        $   63,437
       $9,331          $20,328          $ 45,924        $  106,415
       $7,036          $21,496          $ 61,817        $  175,386
       $  780          $18,340          $ 78,926        $  284,265
       $    0(2)       $ 7,275          $ 94,472        $  452,578
       $    0          $     0(2)       $103,419        $  709,870
       $    0          $     0          $ 95,293        $1,096,760
       $    0          $     0          $ 53,082        $1,675,297
       $    0          $     0          $      0(2)     $2,613,177



(1)  Assumes no Contract loan has been made.

(2) Based on a gross return of 0% the cash surrender value would go to zero in year 1 and in year 41 and later. Because the Target Premium is being paid, the Contract is kept inforce through the Limited Death Benefit Guarantee Period of 5 years. The contract would be in default at the beginning of year 41. Based on a gross return of 4% the cash surrender value would go to zero in year 1 and in year 47 and later. Because the Target Premium is being paid, the Contract is kept inforce through the Limited Death Benefit Guarantee Period of 5 years. The contract would be in default at the beginning of year 47. Based on a gross return of 8% the cash surrender value would go to zero in year 1 and in year 64 and later. Because the Target Premium is being paid, the Contract is kept inforce through the Limited Death Benefit Guarantee Period of 5 years. The contract would be in default at the beginning of year 64. Based on a gross return of 12% the cash surrender value would go to zero in year 1. Because the Target Premium is being paid, the Contract is kept inforce through the Limited Death Benefit Guarantee Period of 5 years.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment allocations made by an owner, prevailing interest rates, and rate of inflation. The Death Benefit and Cash Surrender Value for a contract would be different from those shown if the actual rates of return average 0%, 4%, 8%, and 12% over a period of years but also fluctuated above or below those averages for individual contract years. No representations can be made by Pruco Life or the funds that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.



                                       M2


                             FOR MASSACHUSETTS ONLY
                             VARIABLE UNIVERSAL LIFE
                          TYPE A (FIXED) DEATH BENEFIT
                         MALE NON-SMOKER SELECT AGE 35
                       $100,000.00 BASIC INSURANCE AMOUNT
                         $884.00 ANNUAL PREMIUM PAYMENT
                       USING MAXIMUM CONTRACTUAL CHARGES

                                                                     Death Benefit (1)
                                            --------------------------------------------------------------
                                                             Assuming Hypothetical Gross (and Net)
                                                             Premiums Annual Investment Return of
      End of           Accumulated          --------------------------------------------------------------
      Policy             at 4%               0% Gross         4% Gross           8% Gross          12% Gross
       Year             Per Year            (-1.56 Net)       (2.44 Net)        (6.44 Net)       (10.44% Net)
      ------           -----------          -----------       -----------       -----------      -------------
         1              $    919               $100,000          $100,000         $100,000           $100,000
         2              $  1,875               $100,000          $100,000         $100,000           $100,000
         3              $  2,870               $100,000          $100,000         $100,000           $100,000
         4              $  3,904               $100,000          $100,000         $100,000           $100,000
         5              $  4,980               $100,000          $100,000         $100,000           $100,000
         6              $  6,098               $100,000          $100,000         $100,000           $100,000
         7              $  7,261               $100,000          $100,000         $100,000           $100,000
         8              $  8,471               $100,000          $100,000         $100,000           $100,000
         9              $  9,729               $100,000          $100,000         $100,000           $100,000
        10              $ 11,038               $100,000          $100,000         $100,000           $100,000
        15              $ 18,409               $100,000          $100,000         $100,000           $100,000
        20              $ 27,377               $100,000          $100,000         $100,000           $100,000
        25              $ 38,288               $100,000          $100,000         $100,000           $100,000
        30              $ 51,562               $      0(2)       $100,000         $100,000           $119,953
        35              $ 67,713               $      0          $      0(2)      $100,000           $167,778
        40              $ 87,363               $      0          $      0         $100,000           $228,751
        45              $111,270               $      0          $      0         $      0(2)        $310,607
        50              $140,356               $      0          $      0         $      0           $419,279
        55              $175,744               $      0          $      0         $      0           $561,662
        60              $218,799               $      0          $      0         $      0           $752,890
        65              $271,182               $      0          $      0         $      0           $970,599

                          Cash Surrender Value (1)
 ---------------------------------------------------------------------
                   Assuming Hypothetical Gross (and Net)
                         Annual Investment Return of
 ---------------------------------------------------------------------
        0% Gross        4% Gross          8% Gross         12% Gross
       (-1.56 Net)     (2.44 Net)        (6.44 Net)       (10.44% Net)
        ----------     -----------       -----------      ------------
          $    0           $    0           $     0         $      0(2)
          $   99           $  163           $   228         $    295
          $  525           $  647           $   777         $    914
          $  932           $1,131           $ 1,349         $  1,585
          $1,320           $1,615           $ 1,945         $  2,313
          $1,686           $2,094           $ 2,564         $  3,102
          $2,213           $2,752           $ 3,389         $  4,140
          $2,717           $3,403           $ 4,238         $  5,250
          $3,197           $4,048           $ 5,112         $  6,439
          $3,651           $4,682           $ 6,010         $  7,715
          $4,557           $6,713           $ 9,940         $ 14,765
          $4,417           $7,993           $14,318         $ 25,484
          $2,490           $7,604           $18,619         $ 42,004
          $    0(2)        $3,895           $21,783         $ 68,155
          $    0           $    0(2)        $21,353         $106,865
          $    0           $    0           $11,466         $162,235
          $    0           $    0           $     0(2)      $238,929
          $    0           $    0           $     0         $343,672
          $    0           $    0           $     0         $484,192
          $    0           $    0           $     0         $678,279
          $    0           $    0           $     0         $924,380

(1)  Assumes no Contract loan has been made.

(2) Based on a gross return of 0% the cash surrender value would go to zero in year 1 and in year 28 and later, but because the Target Premium is being paid, the Contract is kept inforce through the Limited Death Benefit Guarantee Period of 5 years. The contract would be in default at the beginning of year 28. Based on a gross return of 4% the cash surrender value would go to zero in year 1 and in year 33 and later, but because the Target Premium is being paid, the Contract is kept inforce through the Limited Death Benefit Guarantee Period of 5 years. The contract would be in default at the beginning of year 33. Based on a gross return of 8% the cash surrender value would go to zero in year 1 and in year 43 and later. Because the Target Premium is being paid, the Contract is kept inforce through the Limited Death Benefit Guarantee Period of 5 years. The contract would be in default at the beginning of year 43. Based on a gross return of 12% the cash surrender value would go to zero in year 1. Because the Target Premium is being paid, the Contract is kept inforce through the Limited Death Benefit Guarantee Period of 5 years.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment allocations made by an owner, prevailing interest rates, and rate of inflation. The Death Benefit and Cash Surrender Value for a contract would be different from those shown if the actual rates of return average 0%, 4%, 8%, and 12% over a period of years but also fluctuated above or below those averages for individual contract years. No representations can be made by Pruco Life or the funds that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.



                                       M3

                             FOR MASSACHUSETTS ONLY
                             VARIABLE UNIVERSAL LIFE
                        TYPE B (VARIABLE) DEATH BENEFIT
                         MALE NON-SMOKER SELECT AGE 35
                       $100,000.00 BASIC INSURANCE AMOUNT
                         $884.00 ANNUAL PREMIUM PAYMENT
                       USING MAXIMUM CONTRACTUAL CHARGES

                                                                       Death Benefit (1)
                                            --------------------------------------------------------------
                                                             Assuming Hypothetical Gross (and Net)
                        Premiums                                  Annual Investment Return of
      End of           Accumulated          --------------------------------------------------------------
      Policy             at 4%               0% Gross          4% Gross          8% Gross         12% Gross
       Year             Per Year            (-1.56 Net)       (2.44 Net)        (6.44 Net)       (10.44% Net)
      ------           -----------          -----------       -----------       -----------      ------------
         1              $    919               $100,385          $100,408         $100,431          $100,454
         2              $  1,875               $100,826          $100,890         $100,955          $101,022
         3              $  2,870               $101,249          $101,371         $101,500          $101,636
         4              $  3,904               $101,653          $101,851         $102,067          $102,301
         5              $  4,980               $102,036          $102,328         $102,656          $103,021
         6              $  6,098               $102,396          $102,800         $103,265          $103,798
         7              $  7,261               $102,733          $103,266         $103,895          $104,637
         8              $  8,471               $103,046          $103,723         $104,546          $105,544
         9              $  9,729               $103,333          $104,171         $105,218          $106,523
        10              $ 11,038               $103,594          $104,606         $105,908          $107,581
        15              $ 18,409               $104,414          $106,495         $109,605          $114,252
        20              $ 27,377               $104,135          $107,488         $113,409          $123,849
        25              $ 38,288               $102,039          $106,589         $116,391          $137,187
        30              $ 51,562               $      0(2)       $102,189         $116,755          $155,043
        35              $ 67,713               $      0          $      0(2)      $110,923          $177,451
        40              $ 87,363               $      0          $      0         $      0(2)       $202,830
        45              $111,270               $      0          $      0         $      0          $225,599
        50              $140,356               $      0          $      0         $      0          $235,410
        55              $175,744               $      0          $      0         $      0          $210,302
        60              $218,799               $      0          $      0         $      0          $117,190
        65              $271,182               $      0          $      0         $      0          $      0(2)

                            Cash Surrender Value (1)
 ----------------------------------------------------------------------
                        Assuming Hypothetical Gross (and Net)
                           Annual Investment Return of
 ----------------------------------------------------------------------
         0% Gross          4% Gross        8% Gross         12% Gross
        (-1.56 Net)       (2.44 Net)      (6.44 Net)       (10.44% Net)
        -----------       ----------      -----------      ------------
          $    0           $    0           $     0         $      0
          $   97           $  160           $   225         $    292
          $  519           $  641           $   770         $    907
          $  923           $1,121           $ 1,337         $  1,572
          $1,306           $1,599           $ 1,926         $  2,291
          $1,666           $2,071           $ 2,535         $  3,068
          $2,186           $2,718           $ 3,348         $  4,090
          $2,681           $3,358           $ 4,181         $  5,179
          $3,151           $3,988           $ 5,035         $  6,341
          $3,594           $4,606           $ 5,908         $  7,581
          $4,414           $6,495           $ 9,605         $ 14,252
          $4,135           $7,488           $13,409         $ 23,849
          $2,039           $6,589           $16,391         $ 37,187
          $    0(2)        $2,189           $16,755         $ 55,043
          $    0           $    0(2)        $10,923         $ 77,451
          $    0           $    0           $     0(2)      $102,830
          $    0           $    0           $     0         $125,599
          $    0           $    0           $     0         $135,410
          $    0           $    0           $     0         $110,302
          $    0           $    0           $     0         $ 17,190
          $    0           $    0           $     0         $      0(2)



(1)  Assumes no Contract loan has been made.

(2) Based on a gross return of 0% the cash surrender value would go to zero in year 1 and in year 28 and later, but because the Target Premium is being paid, the Contract is kept inforce through the Limited Death Benefit Guarantee Period of 5 years. The contract would be in default at the beginning of year 28. Based on a gross return of 4% the cash surrender value would go to zero in year 1 and in year 32 and later, but because the Target Premium is being paid, the Contract is kept inforce through the Limited Death Benefit Guarantee Period of 5 years. The contract would be in default at the beginning of year 32. Based on a gross return of 8% the cash surrender value would go to zero in year 1 and in year 39 and later. Because the Target Premium is being paid, the Contract is kept inforce through the Limited Death Benefit Guarantee Period of 5 years. The contract would be in default at the beginning of year 39. Based on a gross return of 12% the cash surrender value would go to zero in year 1 and in year 61 and later. Because the Target Premium is being paid, the Contract is kept inforce through the Limited Death Benefit Guarantee Period of 5 years. The contract would be in default at the beginning of year 61.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment allocations made by an owner, prevailing interest rates, and rate of inflation. The Death Benefit and Cash Surrender Value for a contract would be different from those shown if the actual rates of return average 0%, 4%, 8%, and 12% over a period of years but also fluctuated above or below those averages for individual contract years. No representations can be made by Pruco Life or the funds that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.



                                       M4

Contract Loans

You may borrow from Pruco Life an amount up to the current loan value of your Contract less any existing Contract debt using the Contract as the only security for the loan. The loan value at any time is equal to the sum of (1) 90% of the portion of the cash value attributable to the variable investment options, and
(2) the balance of the cash value. The cash value is equal to the Contract Fund less any surrender charge. A Contract in default has no loan value. The minimum loan amount you may borrow is $200.

Interest charged on a loan accrues daily. Interest is due on each Contract anniversary or when the loan is paid back, whichever comes first. If interest is not paid when due, it becomes part of the loan and we will charge interest on it, too. Except in the case of preferred loans, we charge interest at an effective annual rate of 5%.

A portion of any amount you borrow on or after the 10th Contract anniversary may be considered a preferred loan. The maximum preferred loan amount is the total amount you may borrow minus the total net premiums paid (net premiums equal premiums paid less total withdrawals, if any). If the net premium amount is less than zero, we will, for purposes of this calculation, consider it to be zero. Only new loans borrowed after the 10th Contract anniversary may be considered preferred loans. Standard loans will not automatically be converted into preferred loans. Preferred loans are charged interest at an effective annual rate of 4.5%.


The Contract debt is the amount of all outstanding loans plus any interest accrued but not yet due. If at any time the Contract debt equals or exceeds the Contract Fund less any applicable surrender charges, the Contract will go into default. See Lapse and Reinstatement, page 29. If the Contract debt equals or exceeds the Contract Fund less any applicable surrender charges and you fail to keep the Contract in-force, the amount of unpaid Contract debt will be treated as a distribution and will be immediately taxable to the extent of gain in the contract. Reinstatement of the contract after lapse will not eliminate the taxable income which we are required to report to the Internal Revenue Service. See Tax Treatment of Contract Benefits, page 27.


When a loan is made, an amount equal to the loan proceeds is transferred out of the Account and/or the fixed-rate option, as applicable. Unless you ask us to take the loan amount from specific investment options and we agree, the reduction will be made in the same proportions as the value in each variable investment option and the fixed-rate option bears to the total value of the Contract. While a loan is outstanding, the amount that was so transferred will continue to be treated as part of the Contract Fund. It will be credited with an effective annual rate of return of 4%. On each Monthly date, we will increase the portion of the Contract Fund in the investment options by interest credits accrued on the loan since the last Monthly date. The net cost of a standard loan is 1% and the net cost of a preferred loan is 1/2%.

A loan will not affect the Death Benefit Guarantee as long as Contract debt does not equal or exceed the Contract Fund, less any applicable surrender charges. Loans from Modified Endowment Contracts may be treated for tax purposes as distributions of income. See Tax Treatment of Contract Benefits, page 27.


Loans you take against the Contract are ordinarily treated as debt and are not considered distributions subject to tax. However, you should know that the Internal Revenue Service may take the position that the loan should be treated as a distribution for tax purposes because of the relatively low differential between the loan interest rate and the Contract's crediting rate. Distributions are subject to income tax. Were the Internal Revenue Service to take this position, Prudential would take reasonable steps to attempt to avoid this result, including modifying the Contract's loan provisions, but cannot guarantee that such efforts would be successful.


Any Contract debt will directly reduce a Contract's cash surrender value and will be subtracted from the death benefit to determine the amount payable. In addition, even if the loan is fully repaid, it may have an effect on future death benefits because the investment results of the selected investment options will apply only to the amount remaining invested under those options. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If investment results are greater than the rate being credited on the amount of the loan while the loan is outstanding, values under the Contract will not increase as rapidly as they would have if no loan had been made. If investment results are below that rate, Contract values will be higher than they would have been had no loan been made.

When you repay all or part of a loan, we will increase the portion of the Contract Fund in the investment options by the amount of the loan you repay using the investment allocation for future premium payments as of the loan payment date, plus interest credits accrued on the loan since the last transaction date. If loan interest is paid when due, it will not change the portion of the Contract Fund allocated to the investment options. We reserve the right to change the manner in which we allocate loan repayments.

Sale of the Contract and Sales Commissions

Pruco Securities Corporation ("Prusec"), an indirect wholly-owned subsidiary of Prudential, acts as the principal underwriter of the Contract. Prusec, organized in 1971 under New Jersey law, is registered as a broker and dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. Prusec's principal business address is 751 Broad Street, Newark, New Jersey 07102-3777. The Contract is sold by registered representatives of Prusec who are also authorized by state insurance departments to do so. The Contract may also be sold through other broker-dealers authorized by Prusec and applicable law to do so. Registered representatives of such other broker-dealers may be paid on a different basis than described below.

Generally, representatives will receive a commission of no more than: (1) 50% of the premiums received in the first year on premiums up to the target premium (see Premiums, page 16); (2) 5% of premiums received in years two through 10 on premiums up to the target premium; and (3) 3% on premiums received in the first 10 years in excess of the target premium or received after 10 years. If the basic insurance amount is increased, representatives will generally receive a commission of no more than: (1) 25% of the premiums received up to the target premium for the increase received in the first year; (2) 5% of the premiums received up to the target premium for years two through 10; and (3) 3% on other premiums received for the increase. Moreover, trail commissions of up to 0.025% of the Contract Fund as of the end of each calendar quarter may be paid. Representatives with less than 4 years of service may receive compensation on a different basis. Representatives who meet certain productivity or persistency standards may be eligible for additional compensation.

Tax Treatment of Contract Benefits

This summary provides general information on the federal income tax treatment of the Contract. It is not a complete statement of what the federal income taxes will be in all circumstances. It is based on current law and interpretations, which may change. It does not cover state taxes or other taxes. It is not intended as tax advice. You should consult your own qualified tax adviser for complete information and advice.

Treatment as Life Insurance. The Contract must meet certain requirements to qualify as life insurance for tax purposes. These requirements include certain definitional tests and rules for diversification of the Contract's investments. For further information on the diversification requirements, see Taxation of the Fund in the statement of additional information for the Series Fund.

We believe we have taken adequate steps to insure that the Contract qualifies as life insurance for tax purposes. Generally speaking, this means that:

     o you will not be taxed on the growth of the funds in the Contract, unless you receive a distribution from the Contract,

     o the Contract's death benefit will be income tax free to your beneficiary.

Although we believe that the Contract should qualify as life insurance for tax purposes, there are some uncertainties, particularly because the Secretary of Treasury has not yet issued permanent regulations that bear on this question. Accordingly, we reserve the right to make changes -- which will be applied uniformly to all Contract owners after advance written notice -- that we deem necessary to insure that the Contract will qualify as life insurance.

Pre-Death Distributions. The tax treatment of any distribution you receive before the insured's death depends on whether the Contract is classified as a Modified Endowment Contract.

     Contracts Not Classified as Modified Endowment Contracts.

          o If you surrender the Contract or allow it to lapse, you will be taxed on the amount you receive in excess of the premiums you paid less the untaxed portion of any prior withdrawals. For this purpose, you will be treated as receiving any portion of the cash surrender value used to repay Contract debt.

               In other words, you will immediately have taxable income to the extent of gain in the Contract. Reinstatement of the contract after lapse will not eliminate the taxable income which we are required to report to the Internal Revenue Service. The tax consequences of a surrender may differ if you take the proceeds under an income payment settlement option.


          o Generally, you will be taxed on a withdrawal to the extent the amount you receive exceeds the premiums you paid for the Contract less the untaxed portion of any prior withdrawals. However, under some limited circumstances, in the first 15 Contract years, all or a portion of a withdrawal may be taxed if the Contract Fund exceeds the total premiums paid less the untaxed portions of any prior withdrawals, even if total withdrawals do not exceed total premiums paid.

          o Extra premiums for optional benefits and riders generally do not count in computing the premiums paid for the Contract for the purposes of determining whether a withdrawal is taxable.

          o Loans you take against the Contract are ordinarily treated as debt and are not considered distributions subject to tax. However, there is some risk the Internal Revenue Service might assert that the preferred loan should be treated as a distribution for tax purposes because of the relatively low differential between the loan interest rate and Contract's crediting rate. Were the Internal Revenue Service to take this position, Pruco Life would take reasonable steps to avoid this result, including modifying the Contract's loan provisions.

     Modified Endowment Contracts.

          o The rules change if the Contract is classified as a Modified Endowment Contract. The Contract could be classified as a Modified Endowment Contract if premiums in amounts that are too large are paid or a decrease in the face amount of insurance is made (or a rider removed). The addition of a rider or an increase in the face amount of insurance may also cause the Contract to be classified as a Modified Endowment Contract. You should first consult a qualified tax adviser and your Pruco Life representative if you are contemplating any of these steps.

          o If the Contract is classified as a Modified Endowment Contract, then amounts you receive under the Contract before the insured's death, including loans and withdrawals, are included in income to the extent that the Contract Fund before surrender charges exceeds the premiums paid for the Contract increased by the amount of any loans previously included in income and reduced by any untaxed amounts previously received other than the amount of any loans excludible from income. An assignment of a Modified Endowment Contract is taxable in the same way. These rules also apply to pre-death distributions, including loans and assignments, made during the two-year period before the time that the Contract became a Modified Endowment Contract.

          o Any taxable income on pre-death distributions (including full surrenders) is subject to a penalty of 10 percent unless the amount is received on or after age 59 1/2, on account of your becoming disabled or as a life annuity. It is presently unclear how the penalty tax provisions apply to Contracts owned by businesses.

          o All Modified Endowment Contracts issued by us to you during the same calendar year are treated as a single Contract for purposes of applying these rules.

Withholding. You must affirmatively elect that no taxes be withheld from a pre-death distribution. Otherwise, the taxable portion of any amounts you receive will be subject to withholding. You are not permitted to elect out of withholding if you do not provide a social security number or other taxpayer identification number. You may be subject to penalties under the estimated tax payment rules if your withholding and estimated tax payments are insufficient to cover the tax due.

Other Tax Considerations. If you transfer or assign the Contract to someone else, there may be gift, estate and/or income tax consequences. If you transfer the Contract to a person two or more generations younger than you (or designate such a younger person as a beneficiary), there may be Generation Skipping Transfer tax consequences. Deductions for interest paid or accrued on Contract debt or on other loans that are incurred or continued to purchase or carry the Contract may be denied. Your individual situation or that of your beneficiary will determine the federal estate taxes and the state and local estate, inheritance and other taxes due if you or the insured dies.

Business-Owned Life Insurance. If a business, rather than an individual, is the owner of the Contract, there are some additional rules. Business Contract owners generally cannot deduct premium payments. Business Contract owners generally cannot take tax deductions for interest on Contract debt paid or accrued after October 13, 1995. An exception permits the deduction of interest on policy loans on Contracts for up to 20 key persons. The interest deduction for Contract debt on these loans is limited to a prescribed interest rate and a maximum aggregate loan amount of $50,000 per key insured person. The corporate alternative minimum tax also applies to business-owned life insurance. This is an indirect tax on additions to the Contract Fund or death benefits received under business-owned life insurance policies.

Lapse and Reinstatement


Pruco Life will determine the value of the Contract Fund on each Monthly date. If the Contract Fund less any applicable surrender charges is zero or less, the Contract is in default unless it remains in-force under the Death Benefit Guarantee. See Death Benefit Guarantee, page 17. If the Contract debt ever grows to be equal to or more than the Contract Fund less any applicable surrender charges, the Contract will be in default. Should this happen, Pruco Life will send you a notice of default setting forth the payment which we estimate will keep the Contract in-force for three months from the date of default. This payment must be received at a Home Office within the 61-day grace period after the notice of default is mailed or the Contract will end and have no value. A Contract that lapses with an outstanding Contract loan may have tax consequences. See Tax Treatment of Contract Benefits, page 27.


A Contract that ended in default may be reinstated within 5 years after the date of default if the following conditions are met: (1) renewed evidence of insurability is provided on the insured; (2) submission of certain payments sufficient to bring the Contract up to date plus a premium that we estimate will cover all charges and deductions for the next three months; and (3) any Contract debt with interest to date must be restored or paid back. If the Contract debt is restored and the debt with interest would exceed the loan value of the reinstated Contract, the excess must be paid to us before reinstatement. The reinstatement date will be the Monthly date that coincides with or next follows the date we approve your request. We will deduct all required charges from your payment and the balance will be placed into your Contract Fund. If we approve the reinstatement, we will credit the Contract Fund with an amount equal to the surrender charge applicable as of the date of reinstatement.

Legal Considerations Relating to Sex-Distinct Premiums and Benefits

The Contract generally employs mortality tables that distinguish between males and females. Thus, premiums and benefits differ under Contracts issued on males and females of the same age. However, in those states that have adopted regulations prohibiting sex-distinct insurance rates, premiums and cost of insurance charges will be based on male rates, whether the insureds are male or female. In addition, employers and employee organizations considering purchase of a Contract should consult their legal advisers to determine whether purchase of a Contract based on sex-distinct actuarial tables is consistent with Title VII of the Civil Rights Act of 1964 or other applicable law.

Other General Contract Provisions

Assignment. This Contract may not be assigned if the assignment would violate any federal, state or local law or regulation prohibiting sex distinct rates for insurance. Generally, the Contract may not be assigned to an employee benefit plan or program without Pruco Life's consent. Pruco Life assumes no responsibility for the validity or sufficiency of any assignment. We will not be obligated to comply with any assignment unless we receive a copy at a Home Office.

Beneficiary. You designate and name your beneficiary in the application. Thereafter, you may change the beneficiary, provided it is in accordance with the terms of the Contract. Should the insured die with no surviving beneficiary, the insured's estate will become the beneficiary.


Incontestability. We will not contest the Contract after it has been in-force during the insured's lifetime for two years from the issue date except when any change is made in the Contract that requires Pruco Life's approval and would increase our liability. We will not contest such change after it has been in effect for two years during the lifetime of the insured.

Misstatement of Age or Sex. If the insured's stated age or sex or both are incorrect in the Contract, Pruco Life will adjust the death benefits payable and any amount to be paid, as required by law, to reflect the correct age and sex. Any such benefit will be based on what the most recent deductions from the Contract Fund would have provided at the insured's correct age and sex.

Settlement Options. The Contract grants to most owners, or to the beneficiary, a variety of optional ways of receiving Contract proceeds, other than in a lump sum. Any Pruco Life representative authorized to sell this Contract can explain these options upon request.

Suicide Exclusion. Generally, if the insured, whether sane or insane, dies by suicide within two years from the Contract date, the Contract will end and Pruco Life will return the premiums paid, less any Contract debt, and less any withdrawals. Generally, if the insured, whether sane or insane, dies by suicide after two years from the issue date, but within two years of the effective date of an increase in the basic insurance amount, we will pay, as to the increase in amount, no more than the sum of the premiums paid on and after the effective date of an increase.

Riders

Contract owners may be able to obtain extra fixed benefits which may require an additional premium. These optional insurance benefits will be described in what is known as a "rider" to the Contract. Charges applicable to the riders will be deducted from the Contract Fund on each Monthly date.

One rider pays certain premiums into the Contract if the insured is totally disabled within the meaning of the provision. Others pay an additional amount if the insured dies within a stated number of years after issue; similar benefits may be available if the insured's spouse or child should die. The amounts of these benefits are fully guaranteed at issue; they do not depend on the performance of the Account, although they will no longer be available if the Contract lapses. Certain restrictions may apply; they are clearly described in the applicable rider.

Any Pruco Life representative authorized to sell the Contract can explain these extra benefits further. Samples of the provisions are available from Pruco Life upon written request.

Substitution of Fund Shares

Although Pruco Life believes it to be unlikely, it is possible that in the judgment of its management, one or more of the portfolios of the Funds may become unsuitable for investment by Contract owners because of investment policy changes, tax law changes, or the unavailability of shares for investment. In that event, Pruco Life may seek to substitute the shares of another portfolio or of an entirely different mutual fund. Before this can be done, the approval of the SEC, and possibly one or more state insurance departments, may be required. Contract owners will be notified of any such substitution.

Reports to Contract Owners

Once each year, Pruco Life will send you a statement that provides certain information pertinent to your own Contract. This statement will detail values, transactions made, and specific Contract data that apply only to your particular Contract.

You will also be sent annual and semi-annual reports of the Funds showing the financial condition of the portfolios and the investments held in each portfolio.

State Regulation

Pruco Life is subject to regulation and supervision by the Department of Insurance of the State of Arizona, which periodically examines its operations and financial condition. It is also subject to the insurance laws and regulations of all jurisdictions in which it is authorized to do business.

Pruco Life is required to submit annual statements of its operations, including financial statements, to the insurance departments of the various jurisdictions in which it does business to determine solvency and compliance with local insurance laws and regulations.

In addition to the annual statements referred to above, Pruco Life is required to file with Arizona and other jurisdictions a separate statement with respect to the operations of all its variable contract accounts, in a form promulgated by the National Association of Insurance Commissioners.

Experts


The consolidated financial statements of Pruco Life and its subsidiaries as of December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000 and the financial statements of the Account as of December 31, 2000 and for each of the three years in the period then ended included in this prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP's principal business address is 1177 Avenue of the Americas, New York, New York 10036.

Actuarial matters included in this prospectus have been examined by Ching Ng, MAAA, FSA, Director and Actuary of Prudential, whose opinion is filed as an exhibit to the registration statement.


Litigation

We are subject to legal and regulatory actions in the ordinary course of our businesses, including class actions. Pending legal and regulatory actions include proceedings specific to our practices and proceedings generally applicable to business practices in the industries in which we operate. In certain of these lawsuits, large and/or indeterminate amounts are sought, including punitive or exemplary damages.


Beginning in 1995, regulatory authorities and customers brought significant regulatory actions and civil litigation against Pruco Life and Prudential involving individual life insurance sales practices. In 1996, Prudential, on behalf of itself and many of its life insurance subsidiaries including Pruco Life, entered into settlement agreements with relevant insurance regulatory authorities and plaintiffs in the principal life insurance sales practices class action lawsuit covering policyholders of individual permanent life insurance policies issued in the United States from 1982 to 1995. Pursuant to the settlements, the companies agreed to various changes to their sales and business practices controls, to a series of fines, and to provide specific forms of relief to eligible class members. Virtually all claims by class members filed in connection with the settlements have been resolved and virtually all aspects of the remediation program have been satisfied.

As of December 31, 2000, Prudential and/or Pruco Life remained a party to approximately 109 individual sales practices actions filed by policyholders who "opted out" of the class action settlement relating to permanent life insurance policies issued in the United States between 1982 and 1995. Some of these cases seek substantial damages while others seek unspecified compensatory, punitive or treble damages. It is possible that substantial punitive damages might be awarded in one or more of these cases. Additional suits may also be filed by other individuals who "opted out" of the settlements.


Prudential has indemnified Pruco Life for any liabilities incurred in connection with sales practices litigation covering policyholders of individual permanent life insurance policies issued in the United States from 1982 to 1995.


As of December 31, 2000 Prudential has paid or reserved for payment of $4.405 billion before tax, equivalent to $2.850 billion after tax, to provide for remediation costs, and additional sales practices costs including related administrative costs, regulatory fines, penalties and related payments, litigation costs and settlements, including settlements associated with the resolution of claims of deceptive sales practices asserted by policyholders who elected to "opt-out" of the class action settlement and litigate their claims against Prudential separately, and other fees and expenses associated with the resolution of sales practices issues.


Additional Information

Pruco Life has filed a registration statement with the SEC under the Securities Act of 1933, relating to the offering described in this prospectus. This prospectus does not include all the information set forth in the registration statement. Certain portions have been omitted pursuant to the rules and regulations of the SEC. The omitted information may, however, be obtained from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. 20549, or by telephoning (800) SEC-0330, upon payment of a prescribed fee.

To reduce costs, we now generally send only a single copy of prospectuses and shareholder reports to each household ("householding"), in lieu of sending a copy to each contract owner that resides in the household. You should be aware that you can revoke or "opt out" of householding at any time by calling 1-877-778-5008.


Further information may also be obtained from Pruco Life. Its address and telephone number are set forth on the inside front cover of this prospectus.

Financial Statements

The financial statements of the Account should be distinguished from the consolidated financial statements of Pruco Life and its subsidiaries, which should be considered only as bearing upon the ability of Pruco Life to meet its obligations under the Contracts.

                             DIRECTORS AND OFFICERS

The directors and major officers of Pruco Life, listed with their principal occupations during the past 5 years, are shown below.

                             DIRECTORS OF PRUCO LIFE

JAMES J. AVERY, JR., Chairman and Director - President, Prudential Individual Life Insurance since 1998; 1997 to 1998: Senior Vice President, Chief Actuary and CFO, Prudential Individual Insurance Group; prior to 1997: President, Prudential Select.

RONALD P. JOELSON, Director - Senior Vice President, Prudential Asset, Liability and Risk Management since 1999; 1996 to 1999: President, Guaranteed Products, Prudential Institutional.

IRA J. KLEINMAN, Director - Executive Vice President, Prudential International Insurance Group since 1997; prior to 1997: Chief Marketing and Product Development Officer, Prudential Individual Insurance Group.

ESTHER H. MILNES, President and Director - Vice President and Chief Actuary, Prudential Individual Life Insurance since 1999; prior to 1999: Vice President and Actuary, Prudential Individual Insurance Group.

DAVID R. ODENATH, JR., Director - President, Prudential Investments since 1999; prior to 1999: Senior Vice President and Director of Sales, Investment Consulting Group, PaineWebber.

I. EDWARD PRICE, Vice Chairman and Director - Senior Vice President and Actuary, Prudential Individual Life Insurance since 1998; prior to 1998: Senior Vice President and Actuary, Prudential Individual Insurance Group.

KIYOFUMI SAKAGUCHI, Director - President and CEO, Prudential International Insurance Group.

                         OFFICERS WHO ARE NOT DIRECTORS

C. EDWARD CHAPLIN, Treasurer - Senior Vice President and Treasurer, Prudential since 2000; prior to 2000: Vice President and Treasurer, Prudential.

JAMES C. DROZANOWSKI, Senior Vice President - Vice President, Operations and Systems, Prudential Individual Financial Services since 1998; prior to 1998:
Vice President and Operations Executive, Prudential Individual Insurance Group.

THOMAS F. HIGGINS, Senior Vice President - Vice President, Annuity Services, Prudential Individual Financial Services since 1999; 1998 to 1999: Vice President, Mutual Funds, Prudential Individual Financial Services; prior to 1998: Principal, Mutual Fund Operations, The Vanguard Group.

CLIFFORD E. KIRSCH, Chief Legal Officer and Secretary - Chief Counsel, Variable Products, Prudential Law Department.

HIROSHI  NAKAJIMA,  Senior  Vice  President  -  President  and CEO,  Pruco  Life
Insurance Company Taiwan Branch since 1997; prior to 1997: Senior Managing Director, Prudential Life Insurance Co., Ltd.

SHIRLEY H. SHAO, Senior Vice President and Chief Actuary - Vice President and Associate Actuary, Prudential since 1996.

WILLIAM J. ECKERT, IV, Vice President and Chief Accounting Officer - Vice President and IFS Controller, Enterprise Financial Management, Prudential since 2000; 1999 to 2000: Vice President and Individual Life Controller, Enterprise Financial Management, Prudential; 1997 to 1999: Vice President, Accounting,
Enterprise Financial Management; prior to 1997: Vice President, Accounting, External Financial Reporting.

The business address of all directors and officers of Pruco Life is 213 Washington Street, Newark, New Jersey 07102-2992.

Pruco Life directors and officers are elected annually.

                            FINANCIAL STATEMENTS OF
                   THE VARIABLE UNIVERSAL LIFE SUBACCOUNTS OF
                   THE PRUCO LIFE VARIABLE APPRECIABLE ACCOUNT



STATEMENTS OF NET ASSETS
For the year ended December 31, 2000


                                                                                     SUBACCOUNTS
                                                  ----------------------------------------------------------------------------------
                                                   Prudential    Prudential                 Prudential     Prudential    Prudential
                                                     Money      Diversified   Prudential    Flexible      Conservative      High
                                                     Market        Bond         Equity       Managed        Balanced     Yield Bond
                                                   Portfolio     Portfolio    Portfolio     Portfolio      Portfolio     Portfolio
                                                   ---------     ---------    ---------     ---------      ---------     ----------
 ASSETS
  Investment in The Prudential Series Fund, Inc.
    Portfolios and non-Prudential administered
    funds, at net asset value [Note 3] .........  $374,618,135  $90,690,233  $824,530,460 $1,066,522,857  $558,271,453  $ 73,132,321
                                                  ------------  -----------  ------------ --------------  ------------  ------------
  Net Assets ...................................  $374,618,135  $90,690,233  $824,530,460 $1,066,522,857  $558,271,453  $ 73,132,321
                                                  ============  ===========  ============ ==============  ============  ============

NET ASSETS, representing:
  Equity of contract owners [Note 4] ...........  $374,618,135  $90,690,233  $824,530,460 $1,066,522,857  $558,271,453  $ 73,132,321
                                                  ------------  -----------  ------------ --------------  ------------  ------------
                                                  $374,618,135  $90,690,233  $824,530,460 $1,066,522,857  $558,271,453  $ 73,132,321
                                                  ============  ===========  ============ ==============  ============  ============


 SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A15 THROUGH A19

                                       A1


                                                                          SUBACCOUNTS (Continued)
                                                  --------------------------------------------------------------------------
                                                    Prudential                                               T. Rowe Price
                                                      Stock      Prudential     Prudential     Prudential    International
                                                      Index        Value          Global        Jennison         Stock
                                                    Portfolio    Portfolio       Portfolio     Portfolio       Portfolio
                                                    ---------    ---------       ---------     ---------       ---------
ASSETS
  Investment in The Prudential Series Fund, Inc.
    Portfolios and non-Prudential administered
    funds, at net asset value [Note 3] .........  $374,502,385  $119,441,930   $178,248,937   $218,196,124    $11,335,939
                                                  ------------  ------------   ------------   ------------    -----------
  Net Assets ...................................  $374,502,385  $119,441,930   $178,248,937   $218,196,124    $11,335,939
                                                  ============  ============   ============   ============    ===========

NET ASSETS, representing:
  Equity of contract owners [Note 4] ...........  $374,502,385  $119,441,930   $178,248,937   $218,196,124    $11,335,939
                                                  ------------  ------------   ------------   ------------    -----------
                                                  $374,502,385  $119,441,930   $178,248,937   $218,196,124    $11,335,939
                                                  ============  ============   ============   ============    ===========



                                                                    SUBACCOUNTS (Continued)
                                                  -------------------------------------------------------
                                                                     Janus           MFS        American
                                                     Aim V.I.        Aspen        Emerging       Century
                                                      Value         Growth         Growth          Vp
                                                      Fund         Portfolio       Series      Value Fund
                                                      ----         ---------       ------      ----------
 ASSETS
  Investment in The Prudential Series Fund, Inc.
    Portfolios and non-Prudential administered
    funds, at net asset value [Note 3] .........   $27,616,548    $39,798,600   $34,027,334   $13,840,570
                                                   -----------    -----------   -----------   -----------
  Net Assets ...................................   $27,616,548    $39,798,600   $34,027,334   $13,840,570
                                                   ===========    ===========   ===========   ===========

NET ASSETS, representing:
  Equity of contract owners [Note 4] ...........   $27,616,548    $39,798,600   $34,027,334   $13,840,570
                                                   -----------    -----------   -----------   -----------
                                                   $27,616,548    $39,798,600   $34,027,334   $13,840,570
                                                   ===========    ===========   ===========   ===========


           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A15 THROUGH A19


                                       A2

                             FINANCIAL STATEMENTS OF
                   THE VARIABLE UNIVERSAL LIFE SUBACCOUNTS OF
                   THE PRUCO LIFE VARIABLE APPRECIABLE ACCOUNT



STATEMENTS OF OPERATIONS
For the periods ended December 31, 2000, 1999 and 1998



                                                                                 SUBACCOUNTS
                                                ------------------------------------------------------------------------------------
                                                             Prudential                                 Prudential
                                                               Money                                    Diversified
                                                               Market                                      Bond
                                                             Portfolio                                  Portfolio
                                               --------------------------------------   --------------------------------------------
                                                 2000          1999           1998          2000           1999          1998
                                                 ----          ----           ----          ----           ----          ----
INVESTMENT INCOME
  Dividend income .........................  $ 21,923,321   $ 11,957,892   $ 7,321,694   $ 5,176,774   $       0     $ 4,540,659
                                             ------------   ------------   -----------   -----------   ---------     -----------


EXPENSES
  Charges to contract owners for assuming
    mortality risk and expense risk
    [Notes 5A] ............................     2,167,079      1,437,464       832,314       488,119     467,557         440,438
  Reimbursement for excess expenses
    [Note 5D] .............................       (17,693)       (10,332)       (6,522)      (33,239)    (18,429)        (17,331)
                                             ------------   ------------   -----------   -----------   ---------     -----------


NET EXPENSES ..............................     2,149,386      1,427,132       825,792       454,880     449,128         423,107
                                             ------------   ------------   -----------   -----------   ---------     -----------


NET INVESTMENT INCOME (LOSS) ..............    19,773,935     10,530,760     6,495,902     4,721,894    (449,128)      4,117,552
                                             ------------   ------------   -----------   -----------   ---------     -----------


NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
    Capital gains distributions received ..             0              0             0         9,972     217,355         262,836
    Realized gain (loss) on shares redeemed             0              0             0       197,518      69,374         174,627
    Net change in unrealized gain (loss)
      on investments ......................             0              0             0     2,385,205    (831,201)         73,088
                                             ------------   ------------   -----------   -----------   ---------     -----------


NET GAIN (LOSS) ON INVESTMENTS ............             0              0             0     2,592,695    (544,472)        510,551
                                             ------------   ------------   -----------   -----------   ---------     -----------


NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS ..............................  $ 19,773,935   $ 10,530,760   $ 6,495,902   $ 7,314,589   $(993,600)    $ 4,628,103
                                             ============   ============   ===========   ===========   =========     ===========


           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A15 THROUGH A19


                                       A3



                                                                            SUBACCOUNTS (Continued)
                                               -----------------------------------------------------------------------------------
                                                               Prudential                                Prudential
                                                                 Equity                               Flexible Managed
                                                               Portfolio                                 Portfolio
                                               ----------------------------------------  -----------------------------------------
                                                    2000          1999          1998          2000          1999         1998
                                                    ----          ----          ----          ----          ----         ----
INVESTMENT INCOME
  Dividend income .........................    $ 15,250,367  $ 14,415,104  $ 15,582,045  $ 39,776,142  $     53,182   $ 38,101,728
                                               ------------  ------------  ------------  ------------  ------------   ------------


EXPENSES
  Charges to contract owners for assuming
    mortality risk and expense risk
    [Notes 5A] ............................       4,831,399     5,122,283     5,123,051     6,662,208     7,020,385      7,013,282
  Reimbursement for excess expenses
    [Note 5D] .............................        (739,884)     (692,806)     (740,855)   (2,677,881)   (2,725,324)    (2,657,281)
                                               ------------  ------------  ------------  ------------  ------------   ------------


NET EXPENSES ..............................       4,091,515     4,429,477     4,382,196     3,984,327     4,295,061      4,356,001
                                               ------------  ------------  ------------  ------------  ------------   ------------


NET INVESTMENT INCOME (LOSS) ..............      11,158,852     9,985,627    11,199,849    35,791,815    (4,241,879)    33,745,727
                                               ------------  ------------  ------------  ------------  ------------   ------------


NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
    Capital gains distributions received ..     133,707,648   101,838,960    92,957,856    15,770,519    13,493,901    120,086,729
    Realized gain (loss) on shares redeemed      12,759,291    30,562,177    22,299,396     9,064,141     8,687,128      8,717,338
    Net change in unrealized gain (loss)
      on investments ......................    (137,457,632)  (45,860,592)  (55,442,702)  (80,774,371)   66,161,585    (53,221,275)
                                               ------------  ------------  ------------  ------------  ------------   ------------


NET GAIN (LOSS) ON INVESTMENTS ............       9,009,307    86,540,545    59,814,550   (55,939,711)   88,342,614     75,582,792
                                               ------------  ------------  ------------  ------------  ------------   ------------


NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS ..............................    $ 20,168,159  $ 96,526,172  $ 71,014,399  $(20,147,896) $ 84,100,735   $109,328,519
                                               ============  ============  ============  ============  ============   ============


                                                 -----------------------------------------
                                                                Prudential
                                                          Conservative Balanced
                                                                Portfolio
                                                 -----------------------------------------
                                                    2000           1999          1998
                                                    ----           ----          ----
INVESTMENT INCOME
  Dividend income .........................      $ 21,005,230  $ 24,546,800   $ 25,145,187
                                                 ------------  ------------   ------------


EXPENSES
  Charges to contract owners for assuming
    mortality risk and expense risk
    [Notes 5A] ............................         3,462,486     3,606,639      3,550,351
  Reimbursement for excess expenses
    [Note 5D] .............................        (1,119,468)   (1,065,488)    (1,018,563)
                                                 ------------  ------------   ------------


NET EXPENSES ..............................         2,343,018     2,541,151      2,531,788
                                                 ------------  ------------   ------------


NET INVESTMENT INCOME (LOSS) ..............        18,662,212    22,005,649     22,613,399
                                                 ------------  ------------   ------------


NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
    Capital gains distributions received ..         4,283,674     3,418,854     35,735,484
    Realized gain (loss) on shares redeemed         3,922,178     4,164,171      3,601,498
    Net change in unrealized gain (loss)
      on investments ......................       (31,790,718)    7,019,129      1,172,190
                                                 ------------  ------------   ------------


NET GAIN (LOSS) ON INVESTMENTS ............       (23,584,866)   14,602,154     40,509,172
                                                 ------------  ------------   ------------


NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS ..............................      $ (4,922,654) $ 36,607,803   $ 63,122,571
                                                 ============  ============   ============


           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A15 THROUGH A19


                                       A4

                             FINANCIAL STATEMENTS OF
                   THE VARIABLE UNIVERSAL LIFE SUBACCOUNTS OF
                   THE PRUCO LIFE VARIABLE APPRECIABLE ACCOUNT


STATEMENTS OF OPERATIONS
For the periods ended December 31, 2000, 1999 and 1998




                                                                                 SUBACCOUNTS
                                             ----------------------------------------------------------------------------------
                                                              Prudential                                Prudential
                                                              High Yield                                  Stock
                                                                Bond                                      Index
                                                              Portfolio                                 Portfolio
                                             ----------------------------------------   ---------------------------------------
                                                 2000           1999          1998          2000           1999          1998
                                                 ----           ----          ----          ----           ----          ----
INVESTMENT INCOME
  Dividend income .........................  $  9,035,452   $   231,604   $ 5,833,057   $  3,342,887   $ 3,454,325  $ 2,391,120
                                             ------------   -----------   -----------   ------------   -----------  -----------


EXPENSES
  Charges to contract owners for assuming
    mortality risk and expense risk
    [Note 5A] .............................       462,703       491,069       313,600      2,296,284     1,869,495    1,080,631
  Reimbursement for excess expenses
    [Note 5D] .............................             0             0             0              0             0            0
                                             ------------   -----------   -----------   ------------   -----------  -----------


NET EXPENSES ..............................       462,703       491,069       313,600      2,296,284     1,869,495    1,080,631
                                             ------------   -----------   -----------   ------------   -----------  -----------


NET INVESTMENT INCOME (LOSS) ..............     8,572,749      (259,465)    5,519,457      1,046,603     1,584,830    1,310,489
                                             ------------   -----------   -----------   ------------   -----------  -----------


NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
    Capital gains distributions received ..             0             0             0     13,128,272     4,290,756    3,715,956
    Realized gain (loss) on shares redeemed      (666,603)     (829,891)     (184,781)    10,510,388    15,770,959    5,816,280
    Net change in unrealized gain (loss)
      on investments ......................   (14,601,384)    4,361,938    (5,663,620)   (63,495,247)   36,090,405   39,830,579
                                             ------------   -----------   -----------   ------------   -----------  -----------


NET GAIN (LOSS) ON INVESTMENTS ............   (15,267,987)    3,532,047    (5,848,401)   (39,856,587)   56,152,120   49,362,815
                                             ------------   -----------   -----------   ------------   -----------  -----------


NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS ..............................  $ (6,695,238)  $ 3,272,582   $  (328,944)  $(38,809,984)  $57,736,950  $50,673,304
                                             ============   ===========   ===========   ============   ===========  ===========


           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A15 THROUGH A19

                                       A5


                                                                              SUBACCOUNTS (Continued)
                                                ------------------------------------------------------------------------------------
                                                                 Prudential                                 Prudential
                                                                   Value                                      Global
                                                                 Portfolio                                  Portfolio
                                                ----------------------------------------   -----------------------------------------
                                                    2000           1999          1998          2000           1999           1998
                                                    ----           ----          ----          ----           ----           ----
INVESTMENT INCOME
  Dividend income .........................     $  2,310,478   $  2,352,951  $ 2,687,713   $  1,450,526   $   582,037   $    767,006
                                                ------------   ------------  -----------   ------------   -----------   ------------


EXPENSES
  Charges to contract owners for assuming
    mortality risk and expense risk
    [Note 5A] .............................          604,613        611,129      607,915      1,182,883       794,369        282,944
  Reimbursement for excess expenses
    [Note 5D] .............................                0              0            0              0             0              0
                                                ------------   ------------  -----------   ------------   -----------   ------------


NET EXPENSES ..............................          604,613        611,129      607,915      1,182,883       794,369        282,944
                                                ------------   ------------  -----------   ------------   -----------   ------------


NET INVESTMENT INCOME (LOSS) ..............        1,705,865      1,741,822    2,079,798        267,643      (212,332)       484,062
                                                ------------   ------------  -----------   ------------   -----------   ------------


NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
    Capital gains distributions received ..        8,208,818     11,452,953    5,974,930     12,714,275     1,020,553      3,473,934
    Realized gain (loss) on shares redeemed          235,309      2,443,128      997,898     14,596,534    14,965,295        651,742
    Net change in unrealized gain (loss)
      on investments ......................        5,167,691     (4,214,000) (13,181,479)   (65,229,412)   45,405,939      6,143,980
                                                ------------   ------------  -----------   ------------   -----------   ------------

NET GAIN (LOSS) ON INVESTMENTS ............       13,611,818      9,682,081   (6,208,651)   (37,918,603)   61,391,787     10,269,656
                                                ------------   ------------  -----------   ------------   -----------   ------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS ..............................     $ 15,317,683   $ 11,423,903  $(4,128,853)  $(37,650,960)  $61,179,455   $ 10,753,718
                                                ============   ============  ===========   ============   ===========   ============


                                                          SUBACCOUNTS (Continued)
                                                  -----------------------------------------
                                                                  Prudential
                                                                   Jennison
                                                                  Portfolio
                                                  -----------------------------------------
                                                       2000         1999           1998
                                                       ----         ----           ----
INVESTMENT INCOME
  Dividend income .........................       $    153,030  $    187,327   $     94,006
                                                  ------------  ------------   ------------


EXPENSES
  Charges to contract owners for assuming
    mortality risk and expense risk
    [Note 5A] .............................          1,333,546       641,227        252,490
  Reimbursement for excess expenses
    [Note 5D] .............................                  0             0              0
                                                  ------------  ------------   ------------


NET EXPENSES ..............................          1,333,546       641,137        252,490
                                                  ------------  ------------   ------------


NET INVESTMENT INCOME (LOSS) ..............         (1,180,516)     (453,900)      (158,484)
                                                  ------------  ------------   ------------


NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
    Capital gains distributions received ..         30,686,678     6,522,518        971,435
    Realized gain (loss) on shares redeemed          2,706,746     6,738,415      1,799,613
    Net change in unrealized gain (loss)
      on investments ......................        (81,921,624)   29,898,188     11,054,729
                                                  ------------  ------------   ------------

NET GAIN (LOSS) ON INVESTMENTS ............        (48,528,200)   43,159,121     13,825,777
                                                  ------------  ------------   ------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS ..............................       $(49,708,716) $ 42,705,221   $ 13,667,293
                                                  ============  ============   ============

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A15 THROUGH A19

                                       A6

                             FINANCIAL STATEMENTS OF
                   THE VARIABLE UNIVERSAL LIFE SUBACCOUNTS OF
                   THE PRUCO LIFE VARIABLE APPRECIABLE ACCOUNT



STATEMENTS OF OPERATIONS
For the periods ended December 31, 2000, 1999 and 1998



                                                                                    SUBACCOUNTS
                                               -------------------------------------------------------------------------------------
                                                              T. Rowe Price                                  AIM V.I.
                                                            International Stock                               Value
                                                                 Portfolio                                     Fund
                                               -----------------------------------------   -----------------------------------------
                                                   2000            1999           1998          2000           1999          1998
                                                   ----            ----           ----          ----           ----          ----
INVESTMENT INCOME
  Dividend income .........................    $    67,909     $    22,529     $ 65,861    $    33,466     $    36,577     $  14,397
                                               -----------     -----------     --------    -----------     -----------     ---------


EXPENSES
  Charges to contract owners for assuming
    mortality risk and expense risk
    [Notes 5A] ............................         59,943          23,027       13,588        132,875          45,204         9,772
  Reimbursement for excess expenses
    [Note 5D] .............................              0               0            0              0               0             0
                                               -----------     -----------     --------    -----------     -----------     ---------


NET EXPENSES ..............................         59,943          23,027       13,588        132,875          45,204         9,772
                                               -----------     -----------     --------    -----------     -----------     ---------


NET INVESTMENT INCOME (LOSS) ..............          7,966            (498)      52,273        (99,409)         (8,627)        4,625
                                               -----------     -----------     --------    -----------     -----------     ---------


NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
    Capital gains distributions received ..        325,965          70,806       23,244      1,165,874         191,273       127,325
    Realized gain (loss) on shares redeemed       (661,711)        865,549      268,182       (556,248)      1,390,692         2,503
    Net change in unrealized gain (loss)
      on investments ......................       (914,981)        728,570       72,884     (5,012,498)        759,066       384,848
                                               -----------     -----------     --------    -----------     -----------     ---------


NET GAIN (LOSS) ON INVESTMENTS ............     (1,250,727)      1,664,925      364,310     (4,402,872)      2,341,031       514,676
                                               -----------     -----------     --------    -----------     -----------     ---------


NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS ..............................    $(1,242,761)    $ 1,664,427     $416,583    $(4,502,281)    $ 2,332,404     $ 519,301
                                               ===========     ===========     ========    ===========     ===========     =========


           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A15 THROUGH A19

                                       A7


                                                                            SUBACCOUNTS (Continued)
                                              --------------------------------------------------------------------------------------
                                                               Janus Aspen                                    MFS
                                                                  Growth                                Emerging Growth
                                                                Portfolio                                   Series
                                              -----------------------------------------  ------------------------------------------
                                                  2000            1999          1998          2000           1999           1998
                                                  ----            ----          ----          ----           ----           ----
INVESTMENT INCOME
  Dividend income .........................   $    807,214    $    26,559    $   45,081  $           0   $         0    $         0
                                              ------------    -----------    ----------  -------------   -----------    -----------


EXPENSES
  Charges to contract owners for assuming
    mortality risk and expense risk
    [Notes 5A] ............................        191,347         54,421         7,904        184,275        63,390         16,723
  Reimbursement for excess expenses
    [Note 5D] .............................              0              0             0              0             0              0
                                              ------------    -----------    ----------  -------------   -----------    -----------


NET EXPENSES ..............................        191,347         54,421         7,904        184,275        63,390         16,723
                                              ------------    -----------    ----------  -------------   -----------    -----------


NET INVESTMENT INCOME (LOSS) ..............        615,867        (27,862)       37,177       (184,275)      (63,390)       (16,723)
                                              ------------    -----------    ----------  -------------   -----------    -----------


NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
    Capital gains distributions received ..      1,881,970         42,800        35,736      1,452,209             0         57,356
    Realized gain (loss) on shares redeemed      1,502,918        967,207        82,695     (1,498,368)    4,379,704        705,856
    Net change in unrealized gain (loss)
      on investments ......................    (10,742,056)     3,145,569       455,645     (7,574,276)    4,577,759        329,413
                                              ------------    -----------    ----------  -------------   -----------    -----------

NET GAIN (LOSS) ON INVESTMENTS ............     (7,357,168)     4,155,576       574,076     (7,620,435)    8,957,463      1,092,625
                                              ------------    -----------    ----------  -------------   -----------    -----------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS ..............................   $ (6,741,301)   $ 4,127,714    $  611,253  $  (7,804,710)  $ 8,894,073    $ 1,075,902
                                              ============    ===========    ==========  =============   ===========    ===========


                                                      SUBACCOUNTS (Continued)
                                              ----------------------------------------
                                                         American Century
                                                           VP Value Fund
                                              ----------------------------------------
                                                  2000          1999           1998
                                                  ----          ----           ----
INVESTMENT INCOME
  Dividend income .........................   $    75,220    $   26,882     $    3,101
                                              -----------    ----------     ----------


EXPENSES
  Charges to contract owners for assuming
    mortality risk and expense risk
    [Notes 5A] ............................        45,513        21,707          5,036
  Reimbursement for excess expenses
    [Note 5D] .............................             0             0              0
                                              -----------    ----------     ----------


NET EXPENSES ..............................        45,513        21,707          5,036
                                              -----------    ----------     ----------


NET INVESTMENT INCOME (LOSS) ..............        29,707         5,175         (1,935)
                                              -----------    ----------     ----------


NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
    Capital gains distributions received ..       192,475       254,685         37,021
    Realized gain (loss) on shares redeemed       491,680      (180,693)        (4,083)
    Net change in unrealized gain (loss)
      on investments ......................     1,011,915      (236,903)        (3,206)
                                              -----------    ----------     ----------

NET GAIN (LOSS) ON INVESTMENTS ............     1,696,070      (162,911)        29,732
                                              -----------    ----------     ----------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS ..............................   $ 1,725,777    $ (157,736)    $   27,797
                                              ===========    ==========     ==========



           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A15 THROUGH A19


                                       A8

                             FINANCIAL STATEMENTS OF
                   THE VARIABLE UNIVERSAL LIFE SUBACCOUNTS OF
                   THE PRUCO LIFE VARIABLE APPRECIABLE ACCOUNT



STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2000, 1999 and 1998



                                                                                     SUBACCOUNTS
                                              --------------------------------------------------------------------------------------
                                                               Prudential                                  Prudential
                                                              Money Market                              Diversified Bond
                                                               Portfolio                                   Portfolio
                                              -------------------------------------------  -----------------------------------------
                                                    2000          1999           1998          2000           1999          1998
                                                    ----          ----           ----          ----           ----          ----
OPERATIONS
  Net investment income (loss] .............. $  19,773,935  $  10,530,760  $   6,495,902  $  4,721,894  $   (449,128) $  4,117,552
  Capital gains distributions received ......             0              0              0         9,972       217,355       262,836
  Realized gain (loss) on shares redeemed ...             0              0              0       197,518        69,374       174,627
  Net change in unrealized gain (loss) on
    investments .............................             0              0              0     2,385,205      (831,201)       73,088
                                              -------------  -------------  -------------  ------------  ------------  ------------


NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING FROM
  OPERATIONS ................................    19,773,935     10,530,760      6,495,902     7,314,589      (993,600)    4,628,103
                                              -------------  -------------  -------------  ------------  ------------  ------------


PREMIUM PAYMENTS
  AND OTHER OPERATING TRANSFERS
    Contract Owner Net Payments .............    46,510,902    291,867,279    230,584,983    11,819,293     9,213,218     6,525,706
    Policy Loans ............................    (7,829,678)    (4,003,912)    (2,667,911)   (1,659,052)   (1,646,549)   (1,912,675)
    Policy Loan Repayments and Interest .....     3,136,456      3,688,681      1,177,559     1,668,688     1,939,244     1,564,318
    Surrenders, Withdrawals and
      Death Benefits ........................    (4,229,392)    (3,216,419)   (10,685,261)   (5,010,626)   (3,977,332)   (3,620,023)
    Net Transfers From (To) Other Subaccounts
      or Fixed Rate Option ..................   (26,777,857)   (68,358,175)  (139,236,713)    2,592,035       (41,084)    1,555,360
    Administrative and Other Charges ........    (8,721,658)    (6,681,729)    (3,846,260)   (4,043,988)   (3,374,192)   (2,755,767)
                                              -------------  -------------  -------------  ------------  ------------  ------------


NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM PREMIUM
  PAYMENTS AND OTHER OPERATING
  TRANSFERS .................................     2,088,773    213,295,725     75,326,397     5,366,350     2,113,305     1,356,919
                                              -------------  -------------  -------------  ------------  ------------  ------------


NET INCREASE (DECREASE) IN
  NET ASSETS RETAINED IN THE
  ACCOUNT [Note 7] ..........................             0              0     (1,697,004)            0             0         3,878
                                              -------------  -------------  -------------  ------------  ------------  ------------


TOTAL INCREASE (DECREASE) IN NET
  ASSETS ....................................    21,862,708    223,826,485     80,125,295    12,680,939     1,119,705     5,988,900

NET ASSETS:
  Beginning of period .......................   352,755,427    128,928,942     48,803,647    78,009,294    76,889,589    70,900,689
                                              -------------  -------------  -------------  ------------  ------------  ------------
  End of period ............................. $ 374,618,135  $ 352,755,427  $ 128,928,942  $ 90,690,233  $ 78,009,294  $ 76,889,589
                                              =============  =============  =============  ============  ============  ============

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A15 THROUGH A19


                                       A9


                                                                            SUBACCOUNTS (Continued)
                                                ---------------------------------------------------------------------------
                                                                 Prudential                            Prudential
                                                                   Equity                           Flexible Managed
                                                                 Portfolio                             Portfolio
                                                -----------------------------------------  --------------------------------
                                                      2000          1999          1998           2000            1999
                                                      ----          ----          ----           ----            ----
OPERATIONS
  Net investment income (loss] ..............   $  11,158,852  $  9,985,627  $ 11,199,849  $   35,791,815  $   (4,241,879)
  Capital gains distributions received ......     133,707,648   101,838,960    92,257,856      15,770,519      13,493,901
  Realized gain (loss) on shares redeemed ...      12,759,291    30,562,177    22,299,396       9,064,141       8,687,128
  Net change in unrealized gain (loss) on
    investments .............................    (137,457,632)  (45,860,592)  (55,442,702)    (80,774,371)     66,161,585
                                                -------------  ------------  ------------  --------------  --------------


NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING FROM
  OPERATIONS ................................      20,168,159    96,526,172    70,314,399     (20,147,896)     84,100,735
                                                -------------  ------------  ------------  --------------  --------------


PREMIUM PAYMENTS
  AND OTHER OPERATING TRANSFERS
    Contract Owner Net Payments .............      42,565,304    21,967,601    46,913,467      57,932,122      25,375,491
    Policy Loans ............................     (22,807,204)  (25,270,787)  (27,628,665)    (30,334,158)    (31,546,845)
    Policy Loan Repayments and Interest .....      18,961,480    22,439,687    19,108,549      25,376,705      32,238,484
    Surrenders, Withdrawals and
      Death Benefits ........................     (39,941,255)  (35,567,708)  (52,901,596)    (57,164,266)    (53,970,161)
    Net Transfers From (To) Other Subaccounts
      or Fixed Rate Option ..................     (35,007,754)  (31,481,752)   (3,542,834)    (49,024,693)    (28,719,869)
    Administrative and Other Charges ........     (24,831,927)  (25,189,715)  (25,435,162)    (36,333,319)    (37,896,636)
                                                -------------  ------------  ------------  --------------  --------------


NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM PREMIUM
  PAYMENTS AND OTHER OPERATING
  TRANSFERS .................................     (61,061,356)  (73,102,674)  (43,486,241)    (89,547,609)    (94,519,536)
                                                -------------  ------------  ------------  --------------  --------------


NET INCREASE (DECREASE) IN
  NET ASSETS RETAINED IN THE
  ACCOUNT [Note 7] ..........................               0             0      (160,831)              0               0
                                                -------------  ------------  ------------  --------------  --------------


TOTAL INCREASE (DECREASE) IN NET
  ASSETS ....................................     (40,893,197)   23,423,498    26,667,327    (109,695,505)    (10,418,801)

NET ASSETS:
  Beginning of period .......................     865,423,657   842,000,159   815,332,832   1,176,218,362   1,186,637,163
                                                -------------  ------------  ------------  --------------  --------------
  End of period .............................   $ 824,530,460  $865,423,657  $842,000,159  $1,066,522,857  $1,176,218,362
                                                =============  ============  ============  ==============  ==============



                                                                    SUBACCOUNTS (Continued)
                                                -----------------------------------------------------------
                                                   Prudential                      Prudential
                                                Flexible Managed             Conservative Balanced
                                                   Portfolio                       Portfolio
                                                ----------------   ----------------------------------------
                                                      1998              2000          1999          1998
                                                      ----              ----          ----          ----
OPERATIONS
  Net investment income (loss] ..............   $   33,745,727     $ 18,662,212  $ 22,005,649  $ 22,613,399
  Capital gains distributions received ......      120,086,729        4,283,674     3,418,854    35,735,484
  Realized gain (loss) on shares redeemed ...        8,717,338        3,922,178     4,164,171     3,601,498
  Net change in unrealized gain (loss) on
    investments .............................      (53,221,275)     (31,790,718)    7,019,129     1,172,190
                                                --------------     ------------  ------------  ------------


NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING FROM
  OPERATIONS ................................      109,328,519       (4,922,654)   36,607,803    63,122,571
                                                --------------     ------------  ------------  ------------


PREMIUM PAYMENTS
  AND OTHER OPERATING TRANSFERS
    Contract Owner Net Payments .............       64,854,058       34,130,144    16,841,992    35,878,600
    Policy Loans ............................      (34,421,241)     (12,325,683)  (13,483,060)  (14,672,747)
    Policy Loan Repayments and Interest .....       24,491,018       11,313,927    12,607,451    11,720,294
    Surrenders, Withdrawals and
      Death Benefits ........................      (56,024,536)     (28,790,357)  (25,211,828)  (29,207,186)
    Net Transfers From (To) Other Subaccounts
      or Fixed Rate Option ..................      (17,651,111)     (25,008,238)  (11,980,279)   (8,889,136)
    Administrative and Other Charges ........      (39,005,157)     (20,379,353)  (20,727,360)  (20,731,480)
                                                --------------     ------------  ------------  ------------


NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM PREMIUM
  PAYMENTS AND OTHER OPERATING
  TRANSFERS .................................      (57,756,969)     (41,059,560)  (41,953,084)  (25,901,655)
                                                --------------     ------------  ------------  ------------


NET INCREASE (DECREASE) IN
  NET ASSETS RETAINED IN THE
  ACCOUNT [Note 7] ..........................         (399,096)               0             0      (143,273)
                                                --------------     ------------  ------------  ------------


TOTAL INCREASE (DECREASE) IN NET
  ASSETS ....................................       51,172,454      (45,982,214)   (5,345,281)   37,077,643

NET ASSETS:
  Beginning of period .......................    1,135,464,709      604,253,667   609,598,948   572,521,305
                                                --------------     ------------  ------------  ------------
  End of period .............................   $1,186,637,163     $558,271,453  $604,253,667  $609,598,948
                                                ==============     ============  ============  ============

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A15 THROUGH A19

                                       A10

                             FINANCIAL STATEMENTS OF
                   THE VARIABLE UNIVERSAL LIFE SUBACCOUNTS OF
                   THE PRUCO LIFE VARIABLE APPRECIABLE ACCOUNT


STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2000, 1999 and 1998



                                                                                   SUBACCOUNTS
                                              --------------------------------------------------------------------------------------
                                                               Prudential                                  Prudential
                                                            High Yield Bond                               Stock Index
                                                               Portfolio                                   Portfolio
                                              -----------------------------------------  -------------------------------------------
                                                   2000          1999           1998          2000           1999          1998
                                                   ----          ----           ----          ----           ----          ----
OPERATIONS
  Net investment income (loss) .............. $  8,572,749  $   (259,465) $  5,519,457  $   1,046,603  $   1,584,830  $   1,310,489
  Capital gains distributions received ......            0             0             0     13,128,272      4,290,756      3,715,956
  Realized gain (loss) on shares redeemed ...     (666,603)     (829,891)     (184,781)    10,510,388     15,770,959      5,816,280
  Net change in unrealized gain (loss) on
    investments .............................  (14,601,384)    4,361,938    (5,663,620)   (63,495,247)    36,090,405     39,830,579
                                              ------------  ------------  ------------  -------------  -------------  -------------


NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING FROM
  OPERATIONS ................................   (6,695,238)    3,272,582      (328,944)   (38,809,984)    57,736,950     50,673,304
                                              ------------  ------------  ------------  -------------  -------------  -------------


PREMIUM PAYMENTS
  AND OTHER OPERATING TRANSFERS
    Contract Owner Net Payments .............    5,464,094     3,691,424     4,510,013     49,900,843     34,027,403     22,254,412
    Policy Loans ............................     (752,193)     (901,124)   (1,009,491)    (8,469,839)    (9,143,580)    (4,951,084)
    Policy Loan Repayments and Interest .....      800,641       942,474       832,922      4,230,885      8,218,322      5,657,189
    Surrenders, Withdrawals and
      Death Benefits ........................   (1,963,376)   (1,587,661)   (1,848,918)   (12,956,007)   (12,349,782)    (9,039,306)
    Net Transfers From (To) Other Subaccounts
      or Fixed Rate Option ..................   (2,546,985)   (1,433,615)   39,327,603     25,759,714     50,141,104     62,958,405
    Administrative and Other Charges ........   (2,336,359)   (2,332,129)   (1,832,130)   (16,977,972)   (12,115,753)    (7,374,716)
                                              ------------  ------------  ------------  -------------  -------------  -------------


NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM PREMIUM
  PAYMENTS AND OTHER OPERATING
  TRANSFERS .................................   (1,334,178)   (1,620,631)   39,979,999     41,487,624     58,777,714     69,504,900
                                              ------------  ------------  ------------  -------------  -------------  -------------


NET INCREASE (DECREASE) IN NET
  ASSETS RETAINED IN THE
  ACCOUNT [Note 7] ..........................            0             0       (79,861)             0              0        790,662
                                              ------------  ------------  ------------  -------------  -------------  -------------


TOTAL INCREASE (DECREASE) IN NET
  ASSETS ....................................   (8,029,416)    1,651,951    39,571,194      2,677,640    116,514,664    120,968,866

NET ASSETS:
  Beginning of period .......................   81,161,737    79,509,786    39,938,592    371,824,745    255,310,081    134,341,215
                                              ------------  ------------  ------------  -------------  -------------  -------------
  End of period ............................. $ 73,132,321  $ 81,161,737  $ 79,509,786  $ 374,502,385  $ 371,824,745  $ 255,310,081
                                              ============  ============  ============  =============  =============  =============

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A15 THROUGH A19

                                       A11




                                                                              SUBACCOUNTS (Continued)
                                              -------------------------------------------------------------------------------------
                                                                Prudential                                  Prudential
                                                                  Value                                      Global
                                                                Portfolio                                   Portfolio
                                              ------------------------------------------ ------------------------------------------
                                                   2000           1999           1998          2000           1999          1998
                                                   ----           ----           ----          ----           ----          ----
OPERATIONS
  Net investment income (loss) .............. $   1,705,865  $   1,741,822  $  2,079,798 $     267,643  $    (212,332) $    484,062
  Capital gains distributions received ......     8,208,818     11,452,953     5,974,930    12,714,275      1,020,553     3,473,934
  Realized gain (loss) on shares redeemed ...       235,309      2,443,128       997,898    14,596,534     14,965,295       651,742
  Net change in unrealized gain (loss) on
    investments .............................     5,167,691     (4,214,000)  (13,181,479)  (65,229,412)    45,405,939     6,143,980
                                              -------------  -------------  ------------ -------------  -------------  ------------


NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING FROM
  OPERATIONS ................................    15,317,683     11,423,903    (4,128,853)  (37,650,960)    61,179,455    10,753,718
                                              -------------  -------------  ------------ -------------  -------------  ------------


PREMIUM PAYMENTS
  AND OTHER OPERATING TRANSFERS
    Contract Owner Net Payments .............    14,251,719      9,746,539    12,000,153    14,739,398      5,006,744     3,547,480
    Policy Loans ............................    (2,633,185)    (2,784,001)   (3,291,047)   (2,428,695)    (1,079,045)   (1,153,101)
    Policy Loan Repayments and Interest .....     2,009,559      2,348,262     1,845,415     1,151,064        818,588       577,417
    Surrenders, Withdrawals and
      Death Benefits ........................    (4,276,845)    (4,314,358)   (4,700,423)   (2,853,578)    (1,254,030)   (1,106,969)
    Net Transfers From (To) Other Subaccounts
      or Fixed Rate Option ..................    (2,866,084)    (7,934,532)    9,923,725    22,758,745     40,973,920    46,088,034
    Administrative and Other Charges ........    (5,322,042)    (4,541,664)   (3,993,433)   (5,024,811)    (2,371,271)   (1,342,564)
                                              -------------  -------------  ------------ -------------  -------------  ------------


NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM PREMIUM
  PAYMENTS AND OTHER OPERATING
  TRANSFERS .................................     1,163,122     (7,479,754)   11,784,390    28,342,123     42,094,906    46,610,297
                                              -------------  -------------  ------------ -------------  -------------  ------------


NET INCREASE (DECREASE) IN NET
  ASSETS RETAINED IN THE
  ACCOUNT [Note 7] ..........................             0              0      (206,095)            0              0      (317,822)
                                              -------------  -------------  ------------ -------------  -------------  ------------


TOTAL INCREASE (DECREASE) IN NET
  ASSETS ....................................    16,480,805      3,944,149     7,449,442    (9,308,837)   103,274,361    57,046,193

NET ASSETS:
  Beginning of period .......................   102,961,125     99,016,976    91,567,534   187,557,774     84,283,413    27,237,220
                                              -------------  -------------  ------------ -------------  -------------  ------------
  End of period ............................. $ 119,441,930  $ 102,961,125  $ 99,016,976 $ 178,248,937  $ 187,557,774  $ 84,283,413
                                              =============  =============  ============ =============  =============  ============


                                                          SUBACCOUNTS (Continued)
                                               --------------------------------------------
                                                                 Prudential
                                                                 Jennison
                                                                 Portfolio
                                                -------------------------------------------
                                                     2000           1999          1998
                                                     ----           ----          ----
OPERATIONS
  Net investment income (loss) ..............   $  (1,180,516) $    (453,900) $   (158,484)
  Capital gains distributions received ......      30,686,678      6,522,518       971,435
  Realized gain (loss) on shares redeemed ...       2,706,746      6,738,415     1,799,613
  Net change in unrealized gain (loss) on
    investments .............................     (81,921,624)    29,898,188    11,054,729
                                                -------------  -------------  ------------


NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING FROM
  OPERATIONS ................................     (49,708,716)    42,705,221    13,667,293
                                                -------------  -------------  ------------


PREMIUM PAYMENTS
  AND OTHER OPERATING TRANSFERS
    Contract Owner Net Payments .............      48,284,668     30,287,545    10,395,819
    Policy Loans ............................      (8,584,646)    (4,044,172)   (1,342,282)
    Policy Loan Repayments and Interest .....       3,292,236      1,878,823       802,423
    Surrenders, Withdrawals and
      Death Benefits ........................      (7,023,561)    (3,757,076)   (8,014,188)
    Net Transfers From (To) Other Subaccounts
      or Fixed Rate Option ..................      68,964,610     55,494,343    24,792,645
    Administrative and Other Charges ........     (15,272,165)    (7,124,250)   (2,746,775)
                                                -------------  -------------  ------------


NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM PREMIUM
  PAYMENTS AND OTHER OPERATING
  TRANSFERS .................................      89,661,142     72,735,213    23,887,642
                                                -------------  -------------  ------------


NET INCREASE (DECREASE) IN NET
  ASSETS RETAINED IN THE
  ACCOUNT [Note 7] ..........................               0              0       288,264
                                                -------------  -------------  ------------


TOTAL INCREASE (DECREASE) IN NET
  ASSETS ....................................      39,952,426    115,440,434    37,843,199

NET ASSETS:
  Beginning of period .......................     178,243,698     62,803,264    24,960,065
                                                -------------  -------------  ------------
  End of period .............................   $ 218,196,124  $ 178,243,698  $ 62,803,264
                                                =============  =============  ============


           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A15 THROUGH A19


                                       A12

                             FINANCIAL STATEMENTS OF
                   THE VARIABLE UNIVERSAL LIFE SUBACCOUNTS OF
                   THE PRUCO LIFE VARIABLE APPRECIABLE ACCOUNT



STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2000, 1999 and 1998


                                                                                  SUBACCOUNTS
                                               ------------------------------------------------------------------------------------
                                                             T. Rowe Price                                 AIM V.I.
                                                             International                                  Value
                                                            Stock Portfolio                                  Fund
                                               ----------------------------------------  ------------------------------------------
                                                    2000          1999          1998          2000           1999           1998
                                                    ----          ----          ----          ----           ----           ----
OPERATIONS
  Net investment income (loss) ..............  $      7,966   $      (498)  $    52,273   $    (99,409)  $     (8,627)  $     4,625
  Capital gains distributions received ......       325,965        70,806        23,244      1,165,874        191,273       127,325
  Realized gain (loss) on shares redeemed ...      (661,711)      865,549       268,182       (556,248)     1,390,692         2,503
  Net change in unrealized gain (loss) on
    investments .............................      (914,981)      728,570        72,884     (5,012,498)       759,066       384,848
                                               ------------   -----------   -----------   ------------   ------------   -----------


NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING FROM
  OPERATIONS ................................    (1,242,761)    1,664,427       416,583     (4,502,281)     2,332,404       519,301
                                               ------------   -----------   -----------   ------------   ------------   -----------


PREMIUM PAYMENTS
  AND OTHER OPERATING TRANSFERS
    Contract Owner Net Payments .............     6,920,046     2,977,838     1,654,002     17,590,605      8,558,676     2,440,911
    Policy Loans ............................      (172,590)      (29,165)         (890)      (242,336)      (177,358)       (4,704)
    Policy Loan Repayments and Interest .....         8,559         1,269            88         77,734          6,360            26
    Surrenders, Withdrawals and
      Death Benefits ........................      (221,989)      (61,496)       (7,222)      (505,220)      (145,243)       (7,602)
    Net Transfers From (To) Other Subaccounts
      or Fixed Rate Option ..................     1,070,230       442,737      (380,435)     4,459,612      2,503,335       165,072
    Administrative and Other Charges ........    (1,497,355)     (555,992)     (298,123)    (4,128,600)    (1,473,668)     (398,776)
                                               ------------   -----------   -----------   ------------   ------------   -----------


NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM PREMIUM
  PAYMENTS AND OTHER OPERATING
  TRANSFERS .................................     6,106,901     2,775,191       967,420     17,251,795      9,272,102     2,194,927
                                               ------------   -----------   -----------   ------------   ------------   -----------


NET INCREASE (DECREASE) IN NET
  ASSETS RETAINED IN THE
  ACCOUNT [Note 7] ..........................             0             0       239,675              0              0           250
                                               ------------   -----------   -----------   ------------   ------------   -----------


TOTAL INCREASE (DECREASE) IN NET
  ASSETS ....................................     4,864,140     4,439,618     1,623,678     12,749,514     11,604,506     2,714,478

NET ASSETS:
  Beginning of period .......................     6,471,799     2,032,181       408,503     14,867,034      3,262,528       548,050
                                               ------------   -----------   -----------   ------------   ------------   -----------
  End of period .............................  $ 11,335,939   $ 6,471,799   $ 2,032,181   $ 27,616,548   $ 14,867,034   $ 3,262,528
                                               ============   ===========   ===========   ============   ============   ===========

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A15 THROUGH A19


                                       A13



                                                                             SUBACCOUNTS (Continued)
                                              --------------------------------------------------------------------------------------
                                                              Janus Aspen                                    MFS
                                                                 Growth                                    Emerging
                                                               Portfolio                                Growth Series
                                              -----------------------------------------   -----------------------------------------
                                                   2000          1999           1998          2000           1999           1998
                                                   ----          ----           ----          ----           ----           ----

OPERATIONS
  Net investment income (loss) .............. $    615,867   $    (27,862)  $    37,177   $   (184,275)  $    (63,390)  $   (16,723)
  Capital gains distributions received ......    1,881,970         42,800        35,736      1,452,209              0        57,356
  Realized gain (loss) on shares redeemed ...    1,502,918        967,207        82,695     (1,498,368)     4,379,704       705,856
  Net change in unrealized gain (loss) on
    investments .............................  (10,742,056)     3,145,569       455,645     (7,574,276)     4,577,759       329,413
                                              ------------   ------------   -----------   ------------   ------------   -----------


NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING FROM
  OPERATIONS ................................   (6,741,301)     4,127,714       611,253     (7,804,710)     8,894,073     1,075,902
                                              ------------   ------------   -----------   ------------   ------------   -----------


PREMIUM PAYMENTS
  AND OTHER OPERATING TRANSFERS
    Contract Owner Net Payments .............   27,476,107     10,318,898     2,418,661     20,790,578      8,690,503     2,884,035
    Policy Loans ............................     (244,924)      (133,935)       (2,766)      (330,128)      (203,531)      (10,637)
    Policy Loan Repayments and Interest .....       99,798          5,698            14         35,808         12,824         2,886
    Surrenders, Withdrawals and
      Death Benefits ........................   (1,539,958)      (133,244)       (4,272)    (3,507,207)      (149,983)   (1,472,154)
    Net Transfers From (To) Other Subaccounts
      or Fixed Rate Option ..................    7,486,380      3,891,786       340,962      3,375,920      5,836,315       217,538
    Administrative and Other Charges ........   (6,271,221)    (1,841,631)     (370,447)    (4,595,574)    (1,511,977)     (549,479)
                                              ------------   ------------   -----------   ------------   ------------   -----------


NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM PREMIUM
  PAYMENTS AND OTHER OPERATING
  TRANSFERS .................................   27,006,182     12,107,572     2,382,152     15,769,397     12,674,151     1,072,189
                                              ------------   ------------   -----------   ------------   ------------   -----------


NET INCREASE (DECREASE) IN NET
  ASSETS RETAINED IN THE
  ACCOUNT [Note 7] ..........................            0              0       (42,971)             0              0       228,916
                                              ------------   ------------   -----------   ------------   ------------   -----------


TOTAL INCREASE (DECREASE) IN NET
  ASSETS ....................................   20,264,881     16,235,286     2,950,434      7,964,687     21,568,224     2,377,007

NET ASSETS:
  Beginning of period .......................   19,533,719      3,298,433       347,999     26,062,647      4,494,423     2,117,416
                                              ------------   ------------   -----------   ------------   ------------   -----------
  End of period ............................. $ 39,798,600   $ 19,533,719   $ 3,298,433   $ 34,027,334   $ 26,062,647   $ 4,494,423
                                              ============   ============   ===========   ============   ============   ===========


                                                         SUBACCOUNTS (Continued)
                                               ----------------------------------------
                                                                American
                                                                Century
                                                                   VP
                                                               Value Fund
                                               ----------------------------------------
                                                   2000           1999          1998
                                                   ----           ----          ----

OPERATIONS
  Net investment income (loss) ..............  $     29,707   $     5,175   $    (1,935)
  Capital gains distributions received ......       192,475       254,685        37,021
  Realized gain (loss) on shares redeemed ...       491,680      (180,693)       (4,083)
  Net change in unrealized gain (loss) on
    investments .............................     1,011,915      (236,903)       (3,206)
                                               ------------   -----------   -----------


NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING FROM
  OPERATIONS ................................     1,725,777      (157,736)       27,797
                                               ------------   -----------   -----------


PREMIUM PAYMENTS
  AND OTHER OPERATING TRANSFERS
    Contract Owner Net Payments .............     4,893,696     3,324,711     1,278,357
    Policy Loans ............................       (65,391)      (12,970)       (3,346)
    Policy Loan Repayments and Interest .....        18,048         2,466           106
    Surrenders, Withdrawals and
      Death Benefits ........................      (803,781)      (72,617)       (2,912)
    Net Transfers From (To) Other Subaccounts
      or Fixed Rate Option ..................     3,782,818     1,449,853       155,288
    Administrative and Other Charges ........    (1,176,808)     (616,554)     (217,397)
                                               ------------   -----------   -----------


NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM PREMIUM
  PAYMENTS AND OTHER OPERATING
  TRANSFERS .................................     6,648,582     4,074,889     1,210,096
                                               ------------   -----------   -----------


NET INCREASE (DECREASE) IN NET
  ASSETS RETAINED IN THE
  ACCOUNT [Note 7] ..........................             0             0        (4,098)
                                               ------------   -----------   -----------


TOTAL INCREASE (DECREASE) IN NET
  ASSETS ....................................     8,374,359     3,917,153     1,233,795

NET ASSETS:
  Beginning of period .......................     5,466,211     1,549,058       315,263
                                               ------------   -----------   -----------
  End of period .............................  $ 13,840,570   $ 5,466,211   $ 1,549,058
                                               ============   ===========   ===========


           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A15 THROUGH A19


                                       A14

                        NOTES TO FINANCIAL STATEMENTS OF
                   THE VARIABLE UNIVERSAL LIFE SUBACCOUNTS OF
                   THE PRUCO LIFE VARIABLE APPRECIABLE ACCOUNT
                                DECEMBER 31, 2000

Note 1: General

     Pruco Life Variable Appreciable Account (the "Account") was established on January 13, 1984 under Arizona law as a separate investment account of Pruco Life Insurance Company ("Pruco Life") which is a wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential"). The assets of the Account are segregated from Pruco Life's other assets. Proceeds from sales or purchases of Pruco Life's Variable Appreciable Life ("VAL") contracts and Pruco Life's Variable Universal Life ("VUL") contracts are invested in the Account as directed by the contract owners.

     The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. There are eighteen subaccounts within the Account. VUL contracts offer the option to invest in fifteen of these subaccounts within the Account, each of which invests in either a corresponding portfolio of the Prudential Series Fund, Inc. (the "Series Fund"), or any of the non-Prudential administered funds shown in Note 3. The Series Fund is a diversified open-end management investment company, and is managed by Prudential.

     New sales of the VAL product which invest in the Account were discontinued as of May 1, 1992. However, premium payments made by current VAL contract owners will continue to be received by the Account.

Note 2: Significant Accounting Policies

     The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States ("GAAP"). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

     INVESTMENTS--The investments in shares of the Series Fund or the non-Prudential administered funds are stated at the net asset value of the respective portfolio.

     SECURITY TRANSACTIONS--Realized gains and losses on security transactions are reported on an average cost basis. Purchase and sale transactions are recorded as of the trade date of the security being purchased or sold.

     DISTRIBUTIONS RECEIVED--Dividend and capital gain distributions received are reinvested in additional shares of the Series Fund or the non-Prudential administered funds and are recorded on the ex-dividend date.

                                       A15

Note 3: Investment Information for the Pruco Life Variable Appreciable Account

     The net asset value per share for each portfolio of the Series Fund, or the non-Prudential administered funds, the number of shares (rounded) of each portfolio held by the Account and the aggregate cost of investments in such shares at December 31, 2000 were as follows:

                                                   Prudential      Prudential                      Prudential
                                                      Money        Diversified    Prudential        Flexible     Conservative
                                                     Market           Bond          Equity           Managed       Balanced
                                                    Portfolio       Portfolio      Portfolio       Portfolio      Portfolio
                                                    ---------       ---------      ---------       ---------      ---------
        Number of shares (rounded):                37,461,813       8,039,914      33,654,304      64,520,439      38,159,361
        Net asset value per share:               $      10.00    $      11.28    $      24.50  $        16.53    $      14.63
        Cost:                                    $374,618,135    $ 87,406,825    $764,946,898  $1,013,809,624    $538,520,685

                                                   Prudential       Prudential
                                                   High Yield         Stock       Prudential       Prudential     Prudential
                                                      Bond            Index          Value           Global        Jennison
                                                    Portfolio       Portfolio      Portfolio        Portfolio      Portfolio
                                                    ---------       ---------      ---------        ---------      ---------
        Number of shares (rounded):                11,910,801       9,687,077       5,837,826       7,549,722       9,499,178
        Net asset value per share:               $       6.14    $      38.66    $      20.46   $       23.61    $      22.97
        Cost:                                    $ 88,818,423    $305,522,897    $107,515,215   $ 189,173,834    $255,690,397

                                                 T. Rowe Price                       Janus             MFS         American
                                                 International     AIM V.I.          Aspen          Emerging        Century
                                                     Stock           Value          Growth           Growth        VP Value
                                                   Portfolio         Fund          Portfolio         Series          Fund
                                                   ---------         ----          ---------         ------          ----
        Number of shares (rounded):                   752,219       1,011,595       1,502,968       1,179,457       2,075,048
        Net asset value per share:               $      15.07    $      27.30    $      26.48    $      28.85    $       6.67
        Cost:                                    $ 11,456,724    $ 31,497,136    $ 46,939,443    $ 36,639,375    $ 13,064,501


Note 4: Contract Owner Unit Information

     Outstanding contract owner units (rounded), unit values and total value of contract owner equity at December 31, 2000 were as follows:


                                                                                      SUBACCOUNTS
                                                    --------------------------------------------------------------------------------
                                                      Prudential     Prudential                        Prudential
                                                        Money        Diversified       Prudential       Flexible       Conservative
                                                        Market           Bond            Equity          Managed         Balanced
                                                      Portfolio       Portfolio        Portfolio        Portfolio        Portfolio
                                                      ---------       ---------        ---------        ---------        ---------
        Contract Owner Units Outstanding
          (VAL - rounded): ...................      $  20,260,104   $ 21,017,298    $  95,791,554     $  209,395,841   $ 131,658,381
        Unit Value (VAL) .....................      $     2.12421   $    3.26626    $     8.28558     $      5.01132   $     4.10255
                                                    -------------   ------------    -------------     --------------   -------------
        Contract Owner Equity (VAL) ..........      $  43,036,716   $ 68,647,959    $ 793,688,584     $1,049,349,564   $ 540,135,089
                                                    -------------   ------------    -------------     --------------   -------------

        Contract Owner Units Outstanding
          (VUL - rounded): ...................        273,286,644     17,846,839       19,755,870         12,711,730      13,712,349

        Unit Value (VUL) .....................      $     1.21331   $    1.23508    $     1.56115     $      1.35098   $     1.32263
                                                    -------------   ------------    -------------     --------------   -------------
        Contract Owner Equity (VUL) ..........      $ 331,581,419   $ 22,042,274    $  30,841,876     $   17,173,293   $  18,136,364
                                                    -------------   ------------    -------------     --------------   -------------
        TOTAL CONTRACT OWNER EQUITY ..........      $ 374,618,135   $ 90,690,233    $ 824,530,460     $1,066,522,857   $ 558,271,453
                                                    =============   ============    =============     ==============   =============

                                       A16


                                                                           SUBACCOUNTS (Continued)
                                                    -----------------------------------------------------------------------------
                                                        Prudential       Prudential
                                                        High Yield         Stock       Prudential      Prudential     Prudential
                                                           Bond            Index          Value          Global        Jennison
                                                         Portfolio       Portfolio      Portfolio       Portfolio      Portfolio
                                                         ---------       ---------      ---------       ---------      ---------
         Contract Owner Units Outstanding
           (VAL - rounded): ..................         11,645,367       39,472,102      16,772,141      27,252,626      53,745,960
         Unit Value (VAL) ....................       $    2.27300    $     5.60876   $     5.40997   $     2.11852   $     2.95904
                                                     ------------    -------------   -------------   -------------   -------------
         Contract Owner Equity (VAL) .........       $ 26,469,919    $ 221,389,548   $  90,736,779   $  57,735,233   $ 159,036,446
                                                     ------------    -------------   -------------   -------------   -------------

         Contract Owner Units Outstanding
           (VUL - rounded): ..................         44,424,728       83,651,761      16,535,987      73,957,474      28,872,745
         Unit Value (VUL) ....................       $    1.05037    $     1.83036   $     1.73592   $     1.62950   $     2.04898
                                                     ------------    -------------   -------------   -------------   -------------
         Contract Owner Equity (VUL) .........       $ 46,662,402    $ 153,112,837   $  28,705,151   $ 120,513,704   $  59,159,678
                                                     ------------    -------------   -------------   -------------   -------------
         TOTAL CONTRACT OWNER EQUITY .........       $ 73,132,321    $ 374,502,385   $ 119,441,930   $ 178,248,937   $ 218,196,124
                                                     ============    =============   =============   =============   =============


                                                                                    SUBACCOUNTS (Continued)
                                                    -----------------------------------------------------------------------------
                                                        T. Rowe Price                      Janus             MFS         American
                                                        International     AIM V.I.         Aspen          Emerging        Century
                                                            Stock           Value         Growth           Growth        VP Value
                                                          Portfolio         Fund         Portfolio         Series          Fund
                                                         ---------       ---------      ---------       ---------      ---------
         Contract Owner Units Outstanding
           (VAL - rounded): ..................                 N/A              N/A             N/A             N/A             N/A
         Unit Value (VAL) ....................                 N/A              N/A             N/A             N/A             N/A
                                                      ------------     ------------    ------------    ------------    ------------
         Contract Owner Equity (VAL) .........                 N/A              N/A             N/A             N/A             N/A
                                                      ------------     ------------    ------------    ------------    ------------

         Contract Owner Units Outstanding
           (VUL - rounded): ..................           9,929,522       18,072,711      22,562,588      16,559,764      10,399,641
         Unit Value (VUL) ....................        $    1.14164     $    1.52808    $    1.76392    $    2.05482    $    1.33087
                                                      ------------     ------------    ------------    ------------    ------------
         Contract Owner Equity (VUL) .........        $ 11,335,939     $ 27,616,548    $ 39,798,600    $ 34,027,334    $ 13,840,570
                                                      ------------     ------------    ------------    ------------    ------------
         TOTAL CONTRACT OWNER EQUITY .........        $ 11,335,939     $ 27,616,548    $ 39,798,600    $ 34,027,334    $ 13,840,570
                                                      ============     ============    ============    ============    ============

Note 5: Charges and Expenses

     A.   Mortality Risk and Expense Risk Charges

          The mortality risk and expense risk charges, at an effective annual rate of up to 0.60% are applied daily against the net assets representing equity of VAL and VUL contract owners held in each subaccount. Mortality risk is that contract owners may not live as long as estimated and expense risk is that the cost of issuing and administering the policies may exceed related charges by Pruco Life.

     B.   Deferred Sales Charge

          A deferred sales charge is imposed upon the surrender of certain variable life insurance contracts to compensate Pruco Life for sales and other markeing expenses. The amount of any sales charge will depend on the number of years that have elapsed since the contract was issued. No sales charge will be imposed after the tenth year of the contract. No sales charge will be imposed on death benefits.

     C.   Partial Withdrawal Charge

          A charge is imposed by Pruco Life on partial withdrawals of the cash surrender value. A charge equal to the lesser of $25 or 2% will be made in connection with each partial withdrawal of the cash surrender value of a contract.

     D.   Expense Reimbursement

          Pursuant to a prior merger agreement, the Account is reimbursed by Pruco Life for expenses in excess of 0.40% of VAL's average daily net assets incurred by the Money Market, Diversifed Bond, Equity, Flexible Managed, and the Conservative Balanced Portfolios of the Series Fund.

     E.   Cost of Insurance and Other Related Charges

          Contract owners contributions are subject to certain deductions prior to being invested in the Account. The deductions are for (1) state premium taxes; (2) sales charges which are deducted in order to compensate Pruco Life for the cost of selling the contract. Contracts are also subject to monthly charges for the costs of administering the contract and to compensate Pruco Life for the guaranteed minimum death benefit risk.


                                       A17

Note 6: Taxes

     Pruco Life is taxed as a "life insurance company" as defined by the Internal Revenue Code. The results of operations of the Account form a part of Prudential's consolidated federal tax return. Under current federal law, no federal income taxes are payable by the Account. As such, no provision for tax liability has been recorded in these financial statements.

Note 7: Net Increase (Decrease) in Net Assets Retained in the Account

     The increase (decrease) in net assets retained in the account represents the net contributions (withdrawals) of Pruco Life to (from) the Account. Effective October 13, 1998, Pruco Life no longer maintains a position in the Account. Previously, Pruco Life maintained a position in the Account for liquidity purposes including unit purchases and redemptions, fund share transactions and expense processing.

Note 8: Unit Activity

     Transactions in units (including transfers among subaccounts) for the years ended December 31, 2000, 1999 and 1998 were as follows:


                                                                           SUBACCOUNTS
                                  -------------------------------------------------------------------------------------------
                                             Prudential Money Market                       Prudential Diversified Bond
                                                    Portfolio                                       Portfolio
                                  -------------------------------------------     -------------------------------------------
                                       2000          1999            1998            2000            1999            1998
                                  ------------   ------------    ------------     -----------    ------------     -----------
     Contract Owner
       Contributions: ........     532,634,304    688,439,469     498,180,793      14,641,128      18,867,479       9,113,632
     Contract Owner
       Redemptions: ..........    (528,113,809)  (501,235,815)   (423,252,123)     (6,060,817)    (13,957,645)     (7,079,685)


                                                                     SUBACCOUNTS (Continued)
                                  -------------------------------------------------------------------------------------------
                                                Prudential Equity                          Prudential Flexible Managed
                                                    Portfolio                                       Portfolio
                                  -------------------------------------------     -------------------------------------------
                                       2000          1999            1998            2000            1999            1998
                                  ------------   ------------    ------------     -----------    ------------     -----------
     Contract Owner
       Contributions: ........      39,941,680     17,583,983      18,904,117      22,697,791      18,092,420      25,741,091
     Contract Owner
       Redemptions: ..........     (43,175,201)   (21,980,273)    (20,093,393)    (37,766,563)    (33,917,508)    (36,167,230)


                                                                     SUBACCOUNTS (Continued)
                                  -------------------------------------------------------------------------------------------
                                        Prudential Conservative Balanced                   Prudential High Yield Bond
                                                    Portfolio                                       Portfolio
                                  -------------------------------------------     -------------------------------------------
                                       2000          1999            1998            2000            1999            1998
                                  ------------   ------------    ------------     -----------    ------------     -----------
     Contract Owner
       Contributions: ........      16,329,684     14,980,379      18,420,856       6,512,392      11,122,173      44,158,742
     Contract Owner
       Redemptions: ..........     (23,390,485)   (22,112,313)    (23,069,969)     (5,894,718)     (9,085,397)     (7,229,637)


                                                                     SUBACCOUNTS (Continued)
                                  -------------------------------------------------------------------------------------------
                                             Prudential Stock Index                             Prudential Value
                                                    Portfolio                                       Portfolio
                                  -------------------------------------------     -------------------------------------------
                                       2000          1999            1998            2000            1999            1998
                                  ------------   ------------    ------------     -----------    ------------     -----------
     Contract Owner
       Contributions: ........      98,826,586    108,072,695     120,829,432      38,487,390      10,044,553      14,537,433
     Contract Owner
       Redemptions: ..........     (80,470,275)   (81,305,298)    (76,717,334)    (33,937,765)     (8,957,622)     (8,866,254)


                                                                     SUBACCOUNTS (Continued)
                                  -------------------------------------------------------------------------------------------
                                                Prudential Global                              Prudential Jennison
                                                    Portfolio                                       Portfolio
                                  -------------------------------------------     -------------------------------------------
                                       2000          1999            1998            2000            1999            1998
                                  ------------   ------------    ------------     -----------    ------------     -----------
     Contract Owner
       Contributions: ........     126,724,685    114,173,237      43,728,816     118,181,750     204,117,698     132,450,542
     Contract Owner
       Redemptions: ..........    (113,761,479)   (82,857,290)     (6,235,706)    (91,168,292)   (175,266,138)   (119,371,798)

                                      A18


                                                               SUBACCOUNTS (Continued)
                                  -------------------------------------------------------------------------------------------
                                            T. Rowe Price                                     AIM V.I.
                                            International                                      Value
                                           Stock Portfolio                                      Fund
                                  -------------------------------------------     -------------------------------------------
                                       2000          1999            1998            2000            1999            1998
                                  ------------   ------------    ------------     -----------    ------------     -----------
     Contract Owner
       Contributions: ........     100,259,512     46,454,627     171,490,487      52,280,940      19,310,773       2,310,710
     Contract Owner
       Redemptions: ..........     (94,955,974)   (43,751,608)   (170,009,856)    (42,455,455)    (13,395,423)       (467,027)


                                                                     SUBACCOUNTS (Continued)
                                  -------------------------------------------------------------------------------------------
                                               Janus Aspen Growth                              MFS Emerging Growth
                                                    Portfolio                                        Series
                                  -------------------------------------------     -------------------------------------------
                                       2000          1999            1998            2000            1999            1998
                                  ------------   ------------    ------------     -----------    ------------     -----------

     Contract Owner
       Contributions: ........      35,576,304     12,731,721       3,889,309      68,675,633      55,426,917     127,030,308
     Contract Owner
       Redemptions: ..........     (21,847,723)    (5,602,997)     (1,940,522)    (60,894,074)    (48,361,164)   (125,888,906)

                                           SUBACCOUNTS (Continued)
                                 ------------------------------------------
                                          American Century VP Value
                                                    Fund
                                 ------------------------------------------
                                      2000          1999            1998
                                 -----------     ----------        --------
     Contract Owner
       Contributions: ........    45,362,261      6,373,133       1,359,801
     Contract Owner
       Redemptions: ..........   (38,989,776)    (2,897,228)       (288,508)


Note 9: Purchases and Sales of Investments

     The aggregate costs of purchases and proceeds from sales of investments in the Series Fund and the non-Prudential administered funds for the year ended December 31, 2000 were as follows:


                                                   Prudential       Prudential                      Prudential     Prudential
                                                     Money         Diversified      Prudential       Flexible     Conservative
                                                     Market           Bond           Equity          Managed       Balanced
                                                    Portfolio       Portfolio       Portfolio       Portfolio      Portfolio
                                                 --------------   -------------   -------------   -------------   --------------
            Purchases                            $  585,206,398   $  13,397,579   $  42,211,448   $   8,503,478   $    8,523,155
            Sales:                               $ (585,372,667)  $  (8,483,175)  $(107,518,415)  $(102,159,157)  $  (51,996,735)


                                                    Prudential       Prudential
                                                    High Yield         Index        Prudential      Prudential     Prudential
                                                       Bond            Stock           Value          Global        Jennison
                                                     Portfolio       Portfolio       Portfolio       Portfolio      Portfolio
                                                 --------------   -------------   -------------   -------------   --------------
            Purchases                            $    5,705,665   $ 167,983,705   $  48,951,537   $ 223,193,627   $  276,489,787
            Sales:                               $   (7,555,254)  $(128,717,900)  $ (48,408,617)  $(196,032,513)  $ (187,937,942)


                                                  T. Rowe Price                       Janus           MFS            American
                                                  International      AIM V.I.         Aspen         Emerging         Century
                                                      Stock           Value          Growth          Growth          VP Value
                                                    Portfolio          Fund         Portfolio        Series            Fund
                                                 --------------   -------------   -------------   -------------   --------------
            Purchases                            $  113,320,038   $  78,771,582   $  58,677,344   $ 151,047,391   $   48,863,354
            Sales:                               $ (107,273,080)  $ (61,652,662)  $ (31,862,508)  $(135,462,268)  $  (42,260,285)

Note 10: Related Party Transactions

     Prudential has purchased multiple individual VUL contracts of the Account insuring the lives of certain employees. Prudential is the owner and beneficiary of the contract. There were $267.9 million in net premium payments directed to the Account for the year ended December 31, 2000. At December 31, Equity of contract owners include $526.1 million owned by Prudential in the Money Market, Stock Index, High Yield Bond and Global subaccounts.

                                      A19

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Contract Owners of the
Variable Universal Life Subaccounts
Pruco Life Variable Appreciable Account
And the Board of Directors of Pruco Life Insurance Company


In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the subaccounts (Prudential Money Market Portfolio, Prudential Diversified Bond Portfolio, Prudential Equity Portfolio, Prudential Flexible Managed Portfolio, Prudential Conservative Balanced Portfolio, Prudential High Yield Bond Portfolio, Prudential Stock Index Portfolio, Prudential Value Portfolio, Prudential Global Portfolio, Prudential Jennison Portfolio, T. Rowe Price International Stock Portfolio, AIM V.I. Value Fund, Janus Aspen Growth Portfolio, MFS Emerging Growth Series and American Century VP Value Fund) of the Variable Universal Life Subaccounts of the Pruco Life Variable Appreciable Account at December 31, 2000, and the results of each of their operations and the changes in each of their net assets for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of Pruco Life Insurance Company; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of fund shares owned at December 31, 2000 with the transfer agents of the investee mutual funds, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York
March 30, 2001

                                      A20

Variable Universal Life
Insurance

Variable Universal Life is issued by Pruco Life Insurance Company, 213 Washington Street, Newark, NJ 07102-2992 and offered through Pruco Securities Corporation, 751 Broad Street, Newark, NJ 07102-3777, both subsidiaries of The Prudential Insurance Company of America, 751 Broad Street, Newark, NJ 07102-3777.



For online access to your policy information visit www.prudential.com


[GRAPHIC OMITTED]





Pruco Life Insurance Company
213 Washington Street, Newark, NJ 07102-2992
Telephone 800 944-8786



VUL-1 Ed. 5/2001

                                     PART II

                                OTHER INFORMATION

                           UNDERTAKING TO FILE REPORTS

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

                     REPRESENTATION WITH RESPECT TO CHARGES

Pruco Life Insurance Company ("Pruco Life") represents that the fees and charges deducted under the Variable Universal Life Insurance Contracts registered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the depositor.

                   UNDERTAKING WITH RESPECT TO INDEMNIFICATION


The Registrant, in connection with certain affiliates, maintains various insurance coverages under which the underwriter and certain affiliated persons may be insured against liability which may be incurred in such capacity, subject to the terms, conditions, and exclusions of the insurance policies.


Arizona, being the state of organization of Pruco Life, permits entities organized under its jurisdiction to indemnify directors and officers with certain limitations. The relevant provisions of Arizona law permitting indemnification can be found in Section 10-850 et seq. of the Arizona Statutes Annotated. The text of Pruco Life"s By-law, Article VIII, which relates to indemnification of officers and directors, is incorporated by reference to
Exhibit 3(ii) to its Form 10-Q, SEC File No. 33-37587, filed August 15, 1997.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises the following papers and documents:

The facing sheet.

Cross-reference to items required by Form N-8B-2.


The prospectus consisting of 91 pages.


The undertaking to file reports.

The representation with respect to charges.

The undertaking with respect to indemnification.

The signatures.

Written consents of the following persons:


     1.  PricewaterhouseCoopers LLP
     2.  Clifford E. Kirsch, Esq.
     3.  Ching Ng, MAAA, FSA


The following exhibits:

1. The following exhibits correspond to those required by paragraph A of the instructions as to exhibits in Form N-8B-2:

     A.(1)(a) Resolution of Board of Directors of Pruco Life Insurance Company establishing the Pruco Life Variable Appreciable Account. (Note 3)
              (b)  Amendment of Separate  Account  Resolution.  (Note 8)

       (2)    Not Applicable.
       (3)    Distributing Contracts:
              (a) Distribution Agreement between Pruco Securities Corporation and Pruco Life Insurance Company. (Note 3)
              (b)    Proposed  form  of  Agreement   between  Pruco   Securities
                     Corporation and independent brokers with respect to the Sale of the Contracts. (Note 3)
              (c)    Schedules of Sales Commissions.  (Note 5)
              (d)    Participation Agreements.
                     (i)    AIM Variable  Insurance Funds,  Inc., AIM V.I. Value
                            Fund.   (Note  8)
                     (ii) American Century Variable Portfolios, Inc., VP Value Portfolio. (Note 8)
                     (iii)  Janus Aspen Series, Growth Portfolio.  (Note 8)
                     (iv)   MFS  Variable   Insurance  Trust,   Emerging  Growth
                            Series.  (Note 8)
                     (v)    T.   Rowe   Price   International    Series,   Inc.,
                            International Stock Portfolio. (Note 8)
       (4)    Not Applicable.
       (5)    Variable  Universal  Life  Insurance  Contract:  (Note  3)
       (6)(a) Articles of Incorporation of Pruco Life Insurance Company, as amended October 19, 1993. (Note 3)

          (b) By-laws of Pruco Life Insurance Company, as amended May 6, 1997. (Note 9)
       (7)    Not Applicable.
       (8)    Not  Applicable.
       (9)    Not Applicable.
      (10)(a) Application  Form. (Note 3)
          (b) Supplement to the Application. (Note 2)
      (11)    Form of  Notice  of  Withdrawal  Right.  (Note 5)
      (12)    Memorandum  describing   Prudential's   issuance,   transfer,  and
              redemption   procedures   for  the  Contracts   pursuant  to  Rule
              6e-3(T)(b)(12)(iii)   and  method  of  computing   adjustments  in
              payments
              and  cash   surrender   values   upon   conversion   to
              fixed-benefit policies pursuant to Rule 6e-3(T)(b)(13)(v)(B). (Note 10)
      (13)    Available Contract Riders and Endorsements:
          (a) Rider  for  Payment  of  Premium   Benefit  Upon  Insured's  Total
              Disability. (Note 3)
          (b) 10 Year Level Premium Term Rider on Insured.  (Note 5)
          (c) 10 Year Level  Premium  Term  Rider  on  Spouse.  (Note  5)
          (d) Annually Renewable Term Rider on Insured.  (Note 5)
          (e) Children's  Rider. (Note 5)
          (f) Living  Needs  Benefit  Rider
              (i)    for use in Florida.  (Note  3)
              (ii)   for use in all approved jurisdictions except Florida. (Note
                     3)

2.     See Exhibit 1.A.(5).

3. Opinion and Consent of Clifford E. Kirsch, Esq. as to the legality of the securities being registered. (Note 1)

4.     None.

5.     Not Applicable.


6. Opinion and Consent of Ching Ng, MAAA, FSA, as to actuarial matters pertaining to the securities being registered. (Note 1)

7.     Powers of Attorney:
       (a)    Ira J. Kleinman, Esther H. Milnes, I. Edward Price  (Note 6)
       (b)    Kiyofumi Sakaguchi  (Note 4)
       (c)    James J. Avery, Jr.  (Note 8)
       (d) William J. Eckert, IV, Ronald P. Joelson, David R. Odenath, Jr. (Note 7)



(Note  1  Filed herewith.

(Note  2) Incorporated by reference to  Post-Effective  Amendment No. 11 to Form
          S-6, Registration No. 33-38271, filed on April 28, 1998 on behalf of the Pruco Life Variable Universal Account.

(Note 3)  Incorporated  by reference  to  Registrant's  Form S-6,  filed July 2,
          1996.

(Note 4) Incorporated by reference to Post-Effective Amendment No. 8 to Form S-6, Registration No. 33-49994, filed on April 28, 1997 on behalf of the Pruco Life PRUvider Variable Appreciable Account.

(Note 5)  Incorporated  by  reference  to  Pre-Effective   Amendment  No.  1  to
          Registrant's Form S-6, filed November 25, 1996.

(Note 6) Incorporated by reference to Form 10-K, Registration No. 33-86780, filed March 31, 1997 on behalf of the Pruco Life Variable Contract Real Property Account.


(Note 7) Incorporated by reference to Form N-4, Registration No. 333-52754, filed December 26, 2000 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.


(Note 8) Incorporated by reference to Post-Effective Amendment No. 2 to this Registration Statement, filed June 25, 1997.

(Note 9) Incorporated by reference to Form 10-Q, Registration No. 033-37587, filed August 15, 1997 on behalf of the Pruco Life Insurance Company.

(Note 10) Incorporated  by  reference  to  Post-Effective  Amendment  No.  3  to
          Registrant"s Form S-6, filed on April 29, 1998.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, the Registrant, the Pruco Life Variable Appreciable Account, certifies that this Amendment is filed solely for one or more of the purposes specified in Rule 485(b)(1) under the Securities Act of 1933 and that no material event requiring disclosure in the prospectus, other than one listed in Rule 485(b)(1), has occurred since the effective date of the most recent Post-Effective Amendment to the Registration Statement which included a prospectus, and has caused this Registration
Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal hereunto affixed and attested, all in the city of Newark and the State of New Jersey, on this 24th day of April, 2001.


(Seal)              The Pruco Life Variable Appreciable Account
                                  (Registrant)

                        By: Pruco Life Insurance Company
                                  (Depositor)




Attest:      /s/ Thomas C. Castano                By:    /s/ Esther H. Milnes
             -------------------------------             --------------------
             Thomas C. Castano                           Esther H. Milnes
             Assistant Secretary                         President


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 6 to the Registration Statement has been signed below by the following persons in the capacities indicated on this 24th day of April, 2001.


         Signature and Title

/s/*
-------------------------------------------
Esther H. Milnes
President and Director


/s/*
-------------------------------------------
William J. Eckert, IV
Vice President and Chief Accounting Officer


/s/*
-------------------------------------------
James J. Avery, Jr.
Director


/s/*                                              *By:/s/ Thomas C. Castano
-------------------------------------------           --------------------------
Ronald P. Joelson                                     Thomas C. Castano
Director                                              (Attorney-in-Fact)


/s/*
-------------------------------------------
Ira J. Kleinman
Director

/s/*
-------------------------------------------
David R. Odenath, Jr.
Director

/s/*
-------------------------------------------
I. Edward Price
Director

/s/*
-------------------------------------------
Kiyofumi Sakaguchi
Director

                                  EXHIBIT INDEX



1.        Consent of PricewaterhouseCoopers LLP, independent accountants.

2. Opinion and Consent of Clifford E. Kirsch, Esq. as to the legality of the securities being registered.


3. Opinion and Consent of Ching Ng, MAAA, FSA, as to actuarial matters pertaining to the securities being registered.